UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4052

CITIFUNDS TRUST III-
CITI CASH RESERVES
CITI U.S. TREASURY RESERVES
CITI TAX FREE RESERVES
CITI NEW YORK TAX FREE RESERVES
CITI CALIFORNIA TAX FREE RESERVES
CITI CONNECTICUT TAX FREE RESERVES

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  AUGUST 31
Date of reporting period: AUGUST 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

         The ANNUAL Reports to Stockholders are filed herewith.

CitiSM

Cash Reserves

ANNUAL REPORT

AUGUST 31, 2003

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

TA B L E O F C O N T E N T S

Letter From the Chairman	1

Manager Overview	2

Fund Facts	5

Fund Performance	6

Citi Cash Reserves

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Notes to Financial Statements	10

Financial Highlights	13

Report of Independent Auditors	14

Additional Information	15

Cash Reserves Portfolio

Portfolio of Investments	21

Statement of Assets and Liabilities	25

Statement of Operations	26

Statements of Changes in Net Assets	27

Notes to Financial Statements	28

Financial Highlights	30

Report of Independent Auditors	31

Additional Information	32

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, “Change is one thing, progress is another.” You will notice in the following pages that we have begun to implement some changes to your shareholder report, and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change’s sake. Please bear with us during this transition period.

We know that you have questions about fund managers’ decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals. Please read on to learn more about your Fund’s performance and the Manager’s strategy.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

September 4, 2003

1

M A N A G E R   O V E R V I E W

Performance Review

As of August 31, 2003, the seven-day current yield for CitiSM Cash Reserves (“Fund”) was 0.42% and its seven-day effective yield, which reflects compounding, was also 0.42%. These numbers are the same due to the effects of rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

KEVIN KENNEDY Portfolio Manager

Interest Rates Hit 45-Year Low

Short-term interest rates and yields of money market instruments declined sharply during the Fund’s fiscal year ended August 31 as the Federal Reserve Board and the Bush Administration implemented aggressive measures to stimulate renewed economic growth.

When the Fund’s fiscal year began, the economic outlook appeared mixed. Although consumers continued to spend at a relatively robust pace, U.S. corporations reined in capital spending as the effects of a persistently declining stock market and high-pro-file accounting scandals took their toll on investor confidence and overall business activity. In addition, rising tensions in the Middle East and elsewhere contributed to generally cautious attitudes among corporate executives. As a result, the U.S. economy expanded sluggishly.

The economy’s struggles prompted the Fed to cut short-term interest rates in early November 2002 by a larger-than-expected 0.5 percentage points, signaling the central bank’s commitment to boosting economic activity. Although the November rate-cut was the first of 2002, it was the twelfth of the aggressive rate-reduction campaign that began in January 2001, and money market yields continued to fall. However, economic growth failed to accelerate meaningfully, despite some encouraging signs toward year-end 2002, including a surge in mortgage refinancings that put cash in consumers’ pockets. Corporations remained cautious as it became clearer early in 2003 that the United States and its allies were likely to go to war in Iraq. In effect, the economy adopted a “wait and see” attitude. Even the Fed indicated at its March 2003 meeting that it could not adequately assess prevailing economic risks because of the geopolitical situation.

2

After the war in Iraq began in late March, it soon became clear that the military campaign would be successful and Saddam Hussein would be deposed. As major combat operations wound down, consumers and businesses became increasingly optimistic. Improving sentiment was reinforced by legislation enacting federal tax cuts, including a reduction in taxes on capital gains and dividends. For its part, the Fed cut short-term interest rates by another 0.25 percentage points in late June, driving the federal funds ratei to just 1%, its lowest level since the Eisenhower Administration, and money market yields continued to decline.

By the end of August evidence of a sustainable economic improvement emerged. Stronger retail sales, rising domestic consumption and increasing export activity contributed to a relatively robust 3.3% annualized growth rate in GDP (gross domestic product)ii during the second quarter of 2003. However, to forestall potential deflationary forces, the Fed indicated that it was likely to leave rates at prevailing low levels for the foreseeable future.

Adjusting to a New Economic Climate

In this challenging market environment, we maintained a generally cautious investment posture. While interest rates fell during the first ten months of the reporting period, we set the Fund’s weighted average maturity in a range that we considered neutral to slightly longer than average. This strategy enabled us to maintain prevailing rates for as long as we deemed practical, while giving us the flexibility required to respond to changing market conditions. In addition, because the difference in yields, or “yield spread,”iii between shorter- and longer-term money market instruments was narrower than historical norms, it made little sense to us to extend the Fund’s weighted average maturity further. In fact, there were times during the reporting period when longer-term yields were lower than their shorter-term counterparts.

After the Fed reduced short-term interest rates in June, we reduced the Fund’s weighted average maturity to a relatively short position. This strategy reflected our belief that the June rate-cut was probably the last of the current cycle, and it was designed to help us capture higher yields if they became available. Indeed, as of the reporting period’s end, we have begun to see a steeper yield curve,iv which suggests to us that the market may be anticipating higher short-term interest rates. Of course, we intend to continue to adjust our strategies as market conditions change.

3

Thank you for your investment in CitiSM Cash Reserves. We appreciate that you have entrusted us to manage your money, and we value our relationship with you.

Sincerely,

Kevin Kennedy
Portfolio Manager

September 4, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of August 31, 2003 and are subject to change. Please refer to pages 21 through 24 for a list and percentage breakdown of the Fund’s holdings.

[i]	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve dis-
trict bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.
ii	Gross Domestic Product is a market value of goods and services produced by labor and property in a given country.
iii	Yield spread is the difference between yields on securities of the same quality but different maturities or the difference between yields on securities of the same maturity but different quality.
iv	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

4

F U N D F A C T S

Fund Objective
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Benchmarks*
August 31, 1984	• Lipper Taxable Money Market
Funds Average
• iMoneyNet, Inc. 1st Tier Taxable
Net Assets as of 8/31/03	Money Market Funds Average
$1,999.3 million

* The Lipper Funds Average and iMoneyNet,Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives. Citi is a service mark of Citicorp.

.

5

F U N D P E R F O R M A N C E
Total Returns
		One	Five	Ten
All Periods Ended August 31, 2003		Year	Years*	Years*

Citi Cash Reserves Class N		0.79%	3.53%	4.15%
Lipper Taxable Money Market
Funds Average		0.60%	3.31%	4.03%
iMoneyNet, Inc. 1st Tier Taxable Money Market
Funds Average		0.69%	3.43%	4.08%
* Average Annual Total Return
7-DayYields
Annualized Current	0.42%
Effective	0.42%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Important Tax Information—For the fiscal year ended August 31, 2003, Class N paid $0.00778 per share to shareholders from net investment income. For such period 0.12% of dividends paid were derived from interest earned from U.S. government agency obligations.

Comparison of 7-Day Yields for Citi Cash Reserves Class N vs. iMoneyNet, Inc. 1st Tier Taxable Money Market Funds Average

As illustrated, Citi Cash Reserves Class N generally provided an annualized seven-day yield comparable to the iMoneyNet, Inc. 1st Tier Taxable Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund ReportTM, for the one-year period.

Note: Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

6

Citi Cash Reserves
S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S

August 31, 2003

Assets:
Investment in Cash Reserves Portfolio, at value (Note 1A)	$2,001,037,177

Liabilities:
Dividends payable	594,521
Management fees payable (Note 3)	564,767
Distribution/Service fees payable (Note 4)	428,353
Accrued expenses and other liabilities	185,745

Total liabilities	1,773,386

Net Assets for 1,999,263,791 shares of beneficial interest outstanding	$1,999,263,791

Net Assets Consist of:
Par value of shares of capital stock	19,993
Capital in excess of par value	1,999,243,798

Total net assets	$1,999,263,791

Net Asset Value, Offering Price and Redemption Price Per Share	$1.00

See notes to financial statements

7

Citi Cash Reserves
S T A T E M E N T O F O P E R A T I O N S

For the Year Ended August 31, 2003

Investment Income (Note 1B):
Income from Cash Reserves Portfolio	$33,171,058
Allocated expenses from Cash Reserves Portfolio	(2,220,110)

		$30,950,948
Expenses:
Management fees (Note 3)	8,871,719
Distribution/Service fees (Note 4)	5,544,824
Transfer agent fees	256,680
Shareholder reports	172,924
Legal fees	71,264
Trustees’ fees	60,528
Blue sky fees	38,000
Audit fees	11,665
Custody and fund accounting fees	9,363
Other	43,277

Total expenses	15,080,244
Less: aggregate amount waived by the Manager (Note 3)	(1,791,278)

Net expenses		13,288,966

Net investment income		$17,661,982

See notes to financial statements

8

Citi Cash Reserves
S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S

	Year Ended August 31,

	2003	2002

From Investment Activities:
Net investment income, declared as dividends
to shareholders (Note 2):	$17,661,982	$45,934,399

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Proceeds from sale of shares	2,145,859,066	2,023,382,097
Net asset value of shares issued to shareholders
from reinvestment of dividends	3,549,918	7,216,543
Cost of shares repurchased	(2,552,946,904)	(2,347,877,042)

Net Decrease in Net Assets	(403,537,920)	(317,278,402)

Net Assets:
Beginning of year	2,402,801,711	2,720,080,113

End of year	$1,999,263,791	$2,402,801,711

See notes to financial statements

9

Citi Cash Reserves

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

1. Significant Accounting Policies Citi Cash Reserves (the “Fund”) is a separate diversified series of CitiFunds Trust III (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the “Portfolio”), a management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (5.1% at August 31, 2003) in the net assets of the Portfolio. Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor (the “Distributor”). Citicorp Trust Bank, fsb (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent.

     The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Investment Valuation Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

     B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

     C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies, including Subchapter M, and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses are charged against and reduce the amount of the Fund’s investment in the Portfolio.

2. Dividends The net income of the Fund is determined once daily, as of 3:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent) on or prior to the last business day of the month.

10

Citi Cash Reserves

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S   (Continued)

3. Management Fees The management fees are computed at an annual rate of 0.40% of the Fund’s average daily net assets. The management fees paid to the Manager, as compensation for overall investment management services amounted to $8,871,719, of which $1,791,278 was voluntarily waived for the year ended August 31, 2003. The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees The Fund adopted a Service Plan pursuant to Rule l2b-1 under the Investment Company Act of 1940, as amended. The Service Plan allows the Fund to pay a monthly fee not to exceed 0.25% of the average daily net assets represented by Class N shares. The distribution fees amounted to $5,544,824 for the year ended August 31, 2003. These fees may be used to make payments to the Distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share).

6. Investment Transactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $1,022,809,618 and $1,459,279,707, respectively, for the year ended August 31, 2003.

7. Income Tax Information and Distributions to Shareholders

At August 31, 2003 the tax basis components of distributable earnings were:

Undistributed ordinary income	$594,521

The tax character of distributions paid during the year was:

Ordinary income	$17,661,982

8. Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten

11

Citi Cash Reserves

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S   (Continued)

years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Fund’s allocable share of the expenses of the Plan for the year ended August 31, 2003 and the related liability at August 31, 2003 was not material.

12

Citi Cash Reserves
F I N A N C I A L H I G H L H T S

		Year Ended August 31,

	2003	2002	2001	2000	1999

Net Asset Value, beginning of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00778	0.01737	0.04958	0.05353	0.04536
Less dividends from net investment
income	(0.00778)	(0.01737)	(0.04958)	(0.05353)	(0.04536)

Net Asset Value, end of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, end of year
(000’s omitted)	$1,999,264	$2,402,802	$2,720,080	$2,553,409	$2,586,388
Ratio of expenses to average
net assets†	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment
income to average net assets†	0.80%	1.75%	4.93%	5.35%	4.53%
Total return	0.79%	1.75%	5.07%	5.49%	4.63%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share	$0.00609	$0.01535	$0.04722	$0.05112	$0.04301
Ratios:
Expenses to average net assets†	0.85%	0.88%	0.95%	0.93%	0.94%
Net investment income to
average net assets†	0.65%	1.57%	4.68%	5.11%	4.29%

† Includes the Fund’s share of Cash Reserves Portfolio’s allocated expenses.

See notes to financial statements

13

Citi Cash Reserves

R E P O R T   O F   I N D E P E N D E N T   A U D I T O R S

To the Trustees of CitiFunds Trust III (the Trust) and the Shareholders of Citi Cash Reserves:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Citi Cash Reserves (the “Fund”), a series of CitiFunds Trust III, at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these finan-cial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
October 16, 2003

14

Citi Cash Reserves

A D D I T I O N A L   I N F O R M AT I O N   (Unaudited)

Information about Trustees and Officers The business and affairs of Citi Cash Reserves (the “Fund”) are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

NON-INTERESTED
TRUSTEES:
Elliott J. Berv	Trustee	Since 2001	President and Chief	35	Board
c/o R. Jay Gerken			Operations Officer, Landmark		Member,
Citigroup Asset			City (real estate development)		American
Management			(since 2002); Executive Vice		Identity Corp.
399 Park Avenue			President and Chief		(doing
New York, NY 10022			Operations Officer, DigiGym		business as
Age 60			Systems (on-line personal		Morpheus
			training systems) (since		Technologies)
			2001); Chief Executive		(biometric
			Officer, Rocket City		information
			Enterprises (internet service		management)
			company) (since 2000);		(since 2001;
			President, Catalyst		consultant
			(consulting) (since 1984).		since 1999);
Director,
Lapoint
Industries
(industrial fil-
ter company)
(since 2002);
Director,
Alzheimer’s
Association
(New England
Chapter)
(since 1998).
Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	30	Director,
c/o R. Jay Gerken			(engineering) (since 1999);		American
Citigroup Asset			former Chief Executive		Electric Power
Management			Officer, Radian International		(Electric
399 Park Avenue			L.L.C. (engineering) (from		Utility) (since
New York, NY 10022			1996 to 1998), Member of		1999);
Age 66			Management Committee,		Director,
			Signature Science (research		Valero Energy
			and development) (since		(petroleum
			2000).		refining)
(since 1999);
Director,
National
Instruments
Corp. (tech-
nology) (since
1994).

15

Citi Cash Reserves

A D D I T I O N A L   I N F O R M A T I O N   (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

A. Benton Cocanougher	Trustee	Since 2001	Dean Emeritus and Wiley	30	Former Direc-
c/o R. Jay Gerken			Professor, Texas A&M		tor, Randall’s
Citigroup Asset			University (since 2001);		Food Markets,
Management			former Dean and Professor of		Inc. (from
399 Park Avenue			Marketing, College and		1990 to 1999);
New York, NY 10022			Graduate School of Business		former Direc-
Age 65			of Texas A & M University		tor, First
			(from 1987 to 2001).		American
Bank
and First
American
Savings Bank
(from 1994 to
1999).
Mark T. Finn	Trustee	Since 2001	Adjunct Professor, William &	35	Former Presi-
c/o R. Jay Gerken			Mary College (since Septem-		dent and
Citigroup Asset			ber 2002); Principal/Member,		Director, Delta
Management			Belvan Partners/Balfour		Financial, Inc.
399 Park Avenue			Vantage – Manager and		(investment
New York, NY 10022			General Partner to		advisory firm)
Age 60			the Vantage Hedge Fund, LP		(from 1983 to
			(since March 2002); Chair-		1999).
man and Owner, Vantage
Consulting Group, Inc.
(investment advisory and
consulting firm) (since 1988);
former Vice Chairman and
Chief Operating Officer,
Lindner Asset Management
Company (mutual fund
company) (from March 1999
to 2001); former General
Partner and Shareholder,
Greenwich Ventures, LLC
(investment partnership)
(from 1996 to 2001); former
President, Secretary, and
Owner, Phoenix Trading Co.
(commodity trading advisory
firm) (from 1997 to 2000).

16

Citi Cash Reserves

A D D I T I O N A L   I N F O R M AT I O N   (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Stephen Randolph Gross	Trustee	Since 2001	Partner, Capital Investment	30	Director,
c/o R. Jay Gerken			Advisory Partners (consulting)		United Telesis,
Citigroup Asset			(since January 2000);		Inc. (telecom-
Management			former Managing Director,		munications)
399 Park Avenue			Fountainhead Ventures, LLC		(since 1997);
New York, NY 10022			(consulting) (from 1998 to		Director,
Age 56			2002); Secretary, Carint N.A.		eBank.com,
			(manufacturing) (since 1988);		Inc. (since
			former Treasurer, Hank Aaron		1997); Direc-
			Enterprises (fast food		tor, Andersen
			franchise) (from 1985 to		Calhoun, Inc.
			2001); Chairman, Gross,		(assisted
			Collins & Cress, P.C.		living) (since
			(accounting firm) (since		1987); former
			1980); Treasurer, Coventry		Director,
			Limited, Inc. (since 1985).		Charter Bank,
Inc. (from
1987 to 1997);
former Direc-
tor, Yu Save,
Inc. (internet
company)
(from 1998 to
2000); former
Director, Hot-
palm, Inc.
(wireless
applications)
(from 1998 to
2000); former
Director, Ikon
Ventures, Inc.
(from 1997 to
1998).
Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	35	Former
c/o R. Jay Gerken			(since 1993).		Trustee, The
Citigroup Asset					Highland
Management					Family of
399 Park Avenue					Funds (invest-
New York, NY 10022					ment com-
Age 63					pany) (from
March 1997 to
March 1998).
Susan B. Kerley	Trustee	Since 1992	Consultant, Strategic	35	Director,
c/o R. Jay Gerken			Management Advisors, LLC—		Eclipse Funds
Citigroup Asset			Global Research Associates,		(currently
Management			Inc. (investment consulting)		supervises 17
399 Park Avenue			(since 1990).		investment
New York, NY 10022					companies
Age 52					in fund com-
plex) (since
1990).

17

Citi Cash Reserves

A D D I T I O N A L   I N F O R M A T I O N   (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Alan G. Merten	Trustee	Since 2001	President, George Mason	30	Director,
c/o R. Jay Gerken			University (since 1996).		Comshare,
Citigroup Asset					Inc.
Management					(information
399 Park Avenue					technology)
New York, NY 10022					(since 1985);
Age 61					former
Director, Indus
(information
technology)
(from 1995 to
1999).
C. Oscar Morong, Jr.	Trustee	Since 1991	Managing Director, Morong	35	Former Direc-
c/o R. Jay Gerken			Capital Management		tor, Indonesia
Citigroup Asset			(since 1993).		Fund
Management					(closed-end
399 Park Avenue					fund) (from
New York, NY 10022					1990 to 1999);
Age 68					Trustee, Mor-
gan Stanley
Institutional
Fund
(currently
supervises 75
investment
companies)
(since 1993).
R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	30	None
c/o R. Jay Gerken			University of Houston
Citigroup Asset			(from 1977 to 2002);
Management			Independent Consultant
399 Park Avenue			(since 1984).
New York, NY 10022
Age 61

18

Citi Cash Reserves

A D D I T I O N A L   I N F O R M A T I O N   (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Walter E. Robb, III	Trustee	Since 2001	President, Benchmark	35	Director, John
c/o R. Jay Gerken			Consulting Group, Inc.		Boyle & Co.,
Citigroup Asset			(service company) (since		Inc. (textiles)
Management			1991); Sole Proprietor, Robb		(since 1999);
399 Park Avenue			Associates (financial		Director,
New York, NY 10022			consulting) (since 1978);		Harbor
Age 77			Co-owner, Kedron Design		Sweets, Inc.
			(gifts) (since 1978); former		(candy) (since
			President and Treasurer,		1990);
			Benchmark Advisors, Inc.		Director, W.A.
			(corporate financial		Wilde
			consulting)(from 1989		Co. (direct
			to 2000).		media market-
ing) (since
1982); Direc-
tor, Alpha
Grainger Man-
ufacturing,
Inc. (electron-
ics) (since
1983); former
Trustee, MFS
Family of
Funds (invest-
ment
company)
(from 1985 to
2001); Har-
vard Club of
Boston (Audit
Committee)
(since 2001).
INTERESTED
TRUSTEE:
R. Jay Gerken*	Chairman,	Since 2002	President since 2002;	Chairman	N/A
Citigroup Asset	President		Managing Director, CGM	of the
Management	and Chief		(since 1996); Chairman,	Board,
399 Park Avenue	Executive		President and Chief Executive	Trustee or
New York, NY 10022	Officer		Officer of Smith Barney Fund	Director
Age 52			Management LLC (“SBFM”),	of 219
Travelers Investment Adviser,
Inc. (“TIA”) and Citi Fund
Management Inc. (“CFM”).
OFFICERS:
Lewis E. Daidone	Senior	Since 2000	Managing Director, CGM	N/A	N/A
125 Broad Street	Vice		(since 1990); former Chief
New York, NY 10004	President		Financial Officer and Treasurer
Age 46	and Chief		of certain mutual funds
	Adminis-		associated with Citigroup Inc.,
	trative		Director and Senior Vice
	Officer		President of SBFM and TIA;
Director of CFM.

19

Citi Cash Reserves

A D D I T I O N A L   I N F O R M A T I O N   (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Frances M. Guggino	Controller	Since 2002	Vice President, Citigroup	N/A	N/A
125 Broad Street			Asset Management (“CAM”)
New York, NY 10004			(since 1991).
Age 46
Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
CAM	Chief	Since 2003	General Counsel, Global
300 First Stamford Place	Legal		Mutual Funds for Citigroup
Stamford, CT 06902	Officer		Asset Management (since
Age 48			1994)

* Mr.Gerken is an “interested person” of the fund as defined in the1940 Act because he is an officer of certain affiliates of the Manager.

20

Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S	August 31, 2003
	Principal
	Amount
Issuer	(000’s omitted)	Value

Asset Backed — 9.7%

K2 USA LLC,*
1.07% due 04/07/04	$140,000	$139,991,691
1.08% due 04/26/04	156,500	156,484,776
1.07% due 05/18/04	75,000	74,989,636
Links Finance Corp.,*
1.09% due 10/15/03	250,000	249,996,986
1.08% due 03/15/04	200,000	199,988,299
1.06% due 06/16/04	100,000	99,976,311
1.07% due 07/15/04	400,000	399,930,492
Premier Asset Coll
Entity Ltd.,*
1.08% due 02/17/04	100,000	99,985,991
1.08% due 04/26/04	100,000	99,993,515
1.08% due 05/17/04	125,000	124,991,202
Sigma Finance Corp.,*
1.07% due 01/05/04	150,000	149,994,750
1.08% due 02/10/04	100,000	99,993,342
1.07% due 04/05/04	500,000	499,970,192
1.08% due 04/28/04	100,000	99,990,164
1.08% due 04/30/04	250,000	249,975,205
1.07% due 07/15/04	373,000	372,918,980
1.07% due 08/17/04	250,000	249,939,566
Stanfield Victoria
Finance Ltd.,*
1.07% due 05/04/04	100,000	99,993,333
1.08% due 06/01/04	100,000	99,988,892
1.07% due 06/15/04	100,000	99,988,164
Whistlejacket
Capital Ltd.,*
1.09% due 02/17/04	90,000	89,995,878
1.07% due 06/28/04	50,000	49,991,821

		3,809,069,186

Certificates of Deposit
(Domestic) — 1.0%

Wells Fargo Bank,
1.05% due 09/02/03	320,000	319,999,996
1.06% due 10/03/03	89,000	88,999,985

		408,999,981

Certificates of Deposit (Euro) — 11.6%

Barclays Bank,
1.26% due 09/03/03	153,000	153,000,167
Barclays Bank London
1.05% due 09/17/03	500,000	500,000,000
Credit Suisse London,
1.09% due 12/22/03	250,000	250,000,000
HBOS,
1.22% due 09/08/03	458,000	458,000,000
HBOS London,
1.05% due 12/30/03	500,000	500,016,580
San Paulo Euro CD,
1.05% due 12/24/03	175,000	175,000,000
	Principal
	Amount
Issuer	(000’s omitted)	Value

Unicredito Italiano
1.06% due 10/07/03	$750,000	$750,000,000
1.05% due 10/20/03	500,000	500,000,000
Westdeutsche
Landesbank,
1.07% due 10/07/03	1,300,000	1,300,006,482

		4,586,023,229

Certificates of Deposit (Yankee) — 8.9%

Banco Bilbao,
1.08% due 12/26/03	200,000	200,000,000
Bayerische Landesbank,
1.24% due 09/08/03	172,000	172,000,000
1.22% due 11/03/03	100,000	100,006,958
BNP Paribas,
1.18% due 11/17/03	350,000	350,000,000
Canadian Imperial
Bank,
1.25% due 10/22/03	100,000	99,999,988
1.04% due 10/28/03	250,000	250,000,000
1.06% due 03/11/04*	200,000	199,985,490
Credit Agricole,
1.06% due 10/10/03	250,000	250,000,000
Credit Lyonnais,
1.09% due 12/08/03	400,000	400,010,849
Danske Bank,
1.04% due 09/29/03	220,000	220,000,000
1.04% due 09/30/03	248,500	248,500,000
Royal Bank
Scotland PLC.,
1.06% due 10/10/03	150,000	150,000,000
Toronto Dominion
Bank,
1.24% due 09/08/03	100,000	100,000,000
1.21% due 11/10/03	200,000	200,003,803
1.08% due 12/30/03	91,000	91,005,984
Westdeutsche
Landesbank,
1.04% due 12/10/03	388,000	388,000,000
1.04% due 12/15/03	100,000	100,000,000

		3,519,513,072

Commercial Paper — 26.3%

Amstel Funding Corp.,
1.27% due 10/24/03	219,000	218,590,531
1.19% due 10/28/03	100,081	99,892,431
1.10% due 11/17/03	100,000	99,764,722
1.06% due 12/17/03	182,316	181,741,603
1.06% due 12/29/03	321,193	320,067,575
Aquinas Funding LLC,
1.21% due 10/06/03	100,000	99,882,361
Atlantis One Funding
Corp.,
1.05% due 10/28/03	185,000	184,692,438

21

Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	August 31, 2003
	Principal
	Amount
Issuer	(000’s omitted)	Value

Commercial Paper — (cont’d)

Atomium Funding Corp.,
1.07% due 09/09/03	$70,738	$70,721,180
1.06% due 09/10/03	100,193	100,166,449
1.05% due 10/09/03	95,652	95,545,986
1.10% due 10/28/03	112,613	112,416,866
1.09% due 11/06/03	128,873	128,615,462
1.10% due 11/18/03	114,362	114,089,437
1.06% due 11/21/03	125,000	124,701,875
Beethoven Funding
Corp.,
1.10% due 09/19/03	99,453	99,398,301
Clipper Receivables,
1.24% due 09/05/03	100,000	99,986,222
1.08% due 09/09/03	100,000	99,976,000
Compass
Securitization,*
1.063% due 09/05/03	150,000	149,999,860
1.063% due 09/08/03	200,000	199,999,614
Credit Lyonnais,
1.08% due 12/04/03	130,000	129,633,400
Danske Bank,
1.04% due 12/16/03	100,000	99,693,778
Galleon Capital Corp.,
1.24% due 09/05/03	100,000	99,986,222
GE Capital Corp.,
1.21% due 09/05/03	100,000	99,986,556
0.94% due 09/16/03	75,000	74,970,625
1.20% due 09/24/03	200,000	199,846,667
Giro Funding U.S.
Corp.,
1.05% due 09/29/03	100,000	99,918,333
Goldman Sachs,
1.05% due 11/26/03	353,500	352,613,304
Grampian Funding Ltd.,
1.10% due 12/02/03	100,615	100,332,160
1.09% due 12/12/03	210,000	209,351,450
1.08% due 12/15/03	350,500	349,395,925
HBOS Treasury
Services PLC.,
1.09% due 12/29/03	150,000	149,462,021
KBC Financial Products,
1.27 due 09/03/03	100,000	99,992,944
Mica Funding LLC,
0.97% due 09/18/03	249,191	249,076,858
1.06% due 09/19/03	50,131	50,104,431
1.10% due 10/10/03	185,000	184,779,542
1.07% due 10/21/03	250,000	249,628,472
1.09% due 11/10/03	140,500	140,202,218
1.10% due 11/21/03	150,000	149,628,750
Moat Funding LLC,
1.25% due 09/05/03	100,000	99,986,111
1.05% due 10/02/03	65,000	64,941,229
1.05% due 10/03/03	100,000	99,906,667
1.27% due 10/09/03	100,000	99,865,944
1.20% due 11/19/03	200,000	199,473,333
1.04% due 12/17/03	100,000	99,690,889
	Principal
	Amount
Issuer	(000’s omitted)	Value

Nestle Capital Corp.,
1.18% due 09/03/03	$100,000	$99,993,444
1.18% due 09/04/03	100,000	99,990,167
Nordeutsche
Landesbank,
1.07% due 12/08/03	100,000	99,708,722
Pennine Funding,
1.25% due 09/02/03	141,500	141,495,087
Perry Global Funding,
1.04% due 10/09/03	199,366	199,147,140
Prudential PLC.,
1.20% due 10/10/03	100,000	99,870,000
Regency Markets LLC,
1.09% due 09/19/03	210,882	210,767,069
Santander,
1.10% due 12/24/03	190,000	189,341,175
Scaldis,
1.06% due 09/15/03	678,743	678,463,207
1.10% due 11/20/03	115,000	114,718,888
Silver Tower US
Funding LLC,
1.09% due 09/08/03	524,000	523,888,940
1.12% due 09/17/03	282,000	281,859,626
1.07% due 09/26/03	250,000	249,814,236
Surrey Funding Corp.,
1.06% due 09/17/03	120,000	119,943,467
United Parcel Services,
1.19% due 09/03/03	100,000	99,993,389
Victory Receivable
Corp.,
1.06% due 09/11/03	142,903	142,860,923
1.10% due 09/15/03	132,100	132,043,491
1.11% due 09/16/03	133,700	133,638,164
1.11% due 10/21/03	111,277	111,105,448
1.06% due 10/31/03	149,794	149,529,364
1.10% due 11/12/03	141,216	140,905,325

	10,371,794,014

Corporate Notes — 15.1%

Brahms Funding Corp.,
1.13% due 09/04/03	300,000	299,971,750
1.12% due 09/09/03	615,350	615,196,846
1.12% due 09/10/03	199,000	198,944,280
1.12% due 09/16/03	175,351	175,269,170
1.13% due 09/25/03	113,161	113,075,752
1.15% due 09/26/03	101,905	101,823,618
1.15% due 10/14/03	80,437	80,326,511
Fenway Funding,
1.15% due 09/12/03	193,493	193,425,009
1.15% due 09/18/03	148,697	148,616,249
1.15% due 09/19/03	73,325	73,282,838
1.15% due 09/29/03	123,034	122,923,953
1.15% due 10/03/03	247,500	247,247,000
1.15% due 10/10/03	175,986	175,766,751
1.15% due 10/24/03	245,000	244,585,201

22

Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	August 31, 2003
	Principal
	Amount
Issuer	(000’s omitted)	Value

Corporate Notes — (cont’d)

Foxboro Funding Ltd.,
1.13% due 09/12/03	$149,251	$149,199,467
1.15% due 10/15/03	136,856	136,663,641
1.16% due 11/07/03	80,880	80,705,389
Harwood Funding
Corp.,
1.09% due 09/04/03	100,000	99,990,917
1.10% due 09/18/03	311,961	311,798,954
1.13% due 09/18/03	117,843	117,780,118
Mittens,
1.13% due 09/02/03	100,000	99,996,861
1.04% due 09/03/03	100,000	99,994,222
1.05% due 09/03/03	100,000	99,994,167
1.08% due 09/15/03	100,000	99,958,000
1.13% due 09/15/03	150,000	149,934,083
1.14% due 09/15/03	218,100	218,003,309
1.13% due 09/24/03	100,000	99,927,806
1.10% due 10/09/03	200,000	199,767,778
1.13% due 10/14/03	99,000	98,866,377
1.10% due 10/15/03	150,000	149,798,333
1.11% due 10/15/03	48,400	48,334,337
1.15% due 11/05/03	200,000	199,584,722
1.15% due 11/06/03	175,000	174,631,042
Motown,
1.06% due 10/24/03	107,000	106,833,021
Park Granada LLC,
1.07% due 09/09/03	122,250	122,220,932
1.08% due 09/09/03	35,000	34,991,600
1.10% due 11/07/03	273,815	273,254,440

		5,962,684,444

Master Notes — 2.8%

Morgan Stanley,
1.33% due 09/02/03	850,000	850,000,000
Merrill Lynch,
1.28% due 09/02/03	265,000	265,000,000

		1,115,000,000

Medium Term Notes — 8.1%

Blue Heron Funding,*
1.14% due 10/17/03	500,000	500,000,000
1.14% due 12/19/03	175,000	175,000,000
1.14% due 02/25/04	105,000	105,000,000
1.14% due 03/19/04	200,000	200,000,000
1.14% due 05/19/04	438,750	438,750,000
1.14% due 05/28/04	180,000	180,000,000
Credit Suisse
First Boston,*
1.12% due 03/08/04	450,000	450,000,000
General Electric
Capital Corp.,*
1.19% due 07/09/07	500,000	500,000,000
1.14% due 10/17/07	350,000	350,000,000
	Principal
	Amount
Issuer	(000’s omitted)	Value

Merrill Lynch & Co. Inc.,*
1.24% due 01/09/04	$300,000	$299,988,612

		3,198,738,612

Promissory Note — 3.5%

Goldman Sachs,
1.22% due 02/24/04	1,400,000	1,400,000,000

Time Deposits — 4.2%

Chase Manhattan
Bank Nassau,
1.00% due 09/02/03	300,000	300,000,000
Credit Suisse
First Boston,
1.05% due 10/01/03	800,000	800,000,000
Keybank National
Grand Cayman,
1.00% due 09/02/03	288,337	288,337,000
National City Bank
Grand Cayman,
1.00% due 09/02/03	250,000	250,000,000

		1,638,337,000

United States
Government Agency — 8.7%

Federal Home Loan
Mortgage
Association,
1.00% due 10/30/03	100,000	99,836,111
Federal Home Loan
Mortgage
Association,
1.00% due 10/31/03	200,000	199,666,667
Federal Home Loan
Mortgage
Association,
1.08% due 11/21/03	500,000	498,785,000
Federal Home Loan
Mortgage
Association,
1.08% due 12/09/03	89,250	88,984,928
Federal Home Loan
Mortgage
Association,
1.08% due 12/15/03	388,643	387,418,775
Federal Home Loan
Mortgage
Association,
1.04% due 12/19/03	285,000	284,102,567
Federal Home Loan
Mortgage
Association,
1.08% due 12/19/03	200,000	199,346,000

23

Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	August 31, 2003
	Principal
	Amount
Issuer	(000’s omitted)	Value

United States
Government Agency — (cont’d)

Federal Home Loan
Mortgage
Association,
1.04% due 12/22/03	$500,000	$498,382,222
Federal Home Loan
Mortgage
Association,
1.10% due 12/22/03	550,000	548,117,778
Federal National
Mortgage
Association,
1.08% due 12/16/03	150,000	149,525,208
Federal National
Mortgage
Association,*
1.01% due 01/28/05	228,000	227,903,310
Federal National
Mortgage
Association,*
1.05% due 02/18/05	235,130	235,060,798

		3,417,129,364

Total Investments,
at Amortized Cost	99.9%	39,427,288,902
Other Assets,
Less Liabilities	0.1	19,804,938

Net Assets	100.0%	$39,447,093,840

*Variable interest rates—subject to periodic
change.

See notes to financial statements

24

Cash Reserves Portfolio
S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S

August 31, 2003

Assets:
Investments at value (Note 1A)	$39,427,288,902
Cash	512
Interest receivable	24,256,632

Total assets	39,451,546,046

Liabilities:
Management fees payable (Note 2)	3,113,186
Accrued expenses and other liabilities	1,339,020

Total liabilities	4,452,206

Net Assets	$39,447,093,840

Represented by:
Paid-in capital for beneficial interests	$39,447,093,840

See notes to financial statements

25

Cash Reserves Portfolio
S T A T E M E N T O F O P E R AT I O N S

For the Year Ended August 31, 2003

Interest Income (Note 1B):		$663,606,463

Expenses:
Management fees (Note 2)	$66,705,349
Custody and fund accounting fees	8,555,695
Trustees’ fees	692,498
Legal fees	253,408
Audit fees	40,415
Other	31,171

Total expenses	76,278,536
Less: aggregate amounts waived by the Manager (Note 2)	(31,802,902)
Less: fees paid indirectly (Note 1F)	(473)

Net expenses		44,475,161

Net investment income		$619,131,302

See notes to financial statements

26

Cash Reserves Portfolio
S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S

	Year Ended August 31,

	2003	2002

Increase (Decrease) in Net Assets
from Operations:
Net investment income	$619,131,302	$1,026,102,717

Capital Transactions:
Proceeds from contributions	95,248,125,837	96,678,280,874
Value of withdrawals	(101,427,035,864)	(84,770,853,952)

Net increase (decrease) in net assets from
capital transactions	(6,178,910,027)	11,907,426,922

Net Increase (Decrease) in Net Assets	(5,559,778,725)	12,933,529,639

Net Assets:
Beginning of year	45,006,872,565	32,073,342,926

End of year	$39,447,093,840	$45,006,872,565

See notes to financial statements

27

Cash Reserves Portfolio

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

1. Significant Accounting Policies Cash Reserves Portfolio (the “Portfolio”) is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with United States of America generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

     B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Administrator.

     C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements’ underlying investments to ensure the existence of a proper level of collateral.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

     F. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

28

Cash Reserves Portfolio

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S   (Continued)

2. Management Fees The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at an annual rate of 0.15% of the Funds’ average daily net assets. The management fee amounted to $66,705,349 of which $31,802,902 was voluntarily waived for the year ended August 31, 2003. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions Purchases, maturities and sales of money market instruments aggregated $708,198,861,551 and $714,004,635,617, respectively, for the year ended August 31, 2003.

4.Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Fund’s allocable share of the expenses of the Plan for the year ended August 31, 2003 and the related liability at August 31, 2003 was not material.

29

Cash Reserves Portfolio
F I N A N C I A L H I G H L I G H T S

		Year Ended August 31,

	2003	2002	2001	2000	1999

Ratios/Supplemental Data:
	$39,447,094	$45,006,873	$32,073,343	$14,392,341	$14,929,345
Net assets (000’s omitted)
Ratio of expenses to
average net assets	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment
income to average net assets	1.39%	2.29%	5.27%	5.93%	5.13%
Total return	1.49%	2.36%	N/A	N/A	N/A
Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the years indicated, the ratios would have been as follows:
Ratios:
Expenses to average net assets	0.17%	0.19%	0.22%	0.22%	0.22%
Net investment income
to average net assets	1.32%	2.20%	5.15%	5.81%	5.01%

See notes to financial statements

30

Cash Reserves Portfolio

R E P O R T  O F  I N D E P E N D E N T  A U D I TO R S

To the Trustees and Investors of Cash Reserves Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Reserves Portfolio (the “Portfolio”) at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
October 16, 2003

31

Cash Reserves Portfolio

A D D I T I O N A L  I N F O R M AT I O N (Unaudited)

     Information about the Trustees and Officers of the Portfolio can be found on pages 15 through 20 of this report.

32

Trustees
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, CFA, Chairman*
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

Officers
R. Jay Gerken, CFA*
President and
Chief Executive Officer

Lewis E. Daidone*
Senior Vice President and
Chief Administrative Officer

Frances M. Guggino*
Controller

Robert I. Frenkel*
Secretary and Chief Legal Officer

*Affiliated Person of Investment Manager

Investment Manager
(of Cash Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Cash Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Cash Reserves.

©2003 Citicorp	Citigroup Global Markets Inc.
CFA/RCR/803
03-5431

T A B L E O F C O N T E N T S

Letter From the Chairman	1

Manager Overview	2

Fund Facts	4

Fund Performance	5

Citi U.S. Treasury Reserves
Statement of Assets and Liabilities	6

Statement of Operations	7

Statements of Changes in Net Assets	8

Notes to Financial Statements	9

Financial Highlights	11

Independent Auditors’ Report	12

Additional Information	13

U.S. Treasury Reserves Portfolio
Portfolio of Investments	19

Statement of Assets and Liabilities	20

Statement of Operations	21

Statements of Changes in Net Assets	22

Notes to Financial Statements	23

Financial Highlights	25

Independent Auditors’ Report	26

Additional Information	27

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, “Change is one thing, progress is another.” You will notice in the following pages that we have begun to implement some changes to your shareholder report, and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change’s sake. Please bear with us during this transition period.

We know that you have questions about fund managers’ decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals. Please read on to learn more about your Fund’s performance and the Manager’s strategy.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

September 4, 2003

1

M A N A G E R   O V E R V I E W

Performance Review

As of August 31, 2003, the seven-day current yield for CitiSM U.S. Treasury Reserves (“Fund”) was 0.26% and its seven-day effective yield, which reflects compounding, was also 0.26%. These numbers are the same due to the effects of rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Interest Rates Hit 45-Year Low

Short-term interest rates and yields of U.S. Treasury billsi declined sharply during the Fund’s fiscal year ended August 31 as the Federal Reserve Board and the Bush Administration implemented aggressive measures to stimulate renewed economic growth.

When the year began, the economic outlook appeared mixed. Although consumers continued to spend at a relatively robust pace, U.S. corporations reined in capital spending as the effects of a persistently declining stock market and high-profile accounting scandals took their toll on investor confidence and overall business activity. In addition, rising tensions in the Middle East and elsewhere contributed to generally cautious attitudes among corporate executives. As a result, the U.S. economy expanded, but sluggishly.

The economy’s struggles prompted the Fed to cut short-term interest rates in early November 2002 by a larger-than-expected 0.5 percentage points, signaling the central bank’s commitment to boosting economic activity. Although the Novem-ber rate cut was the first of 2002, it was the twelfth of the aggressive rate-reduction campaign that began in January 2001, and U.S. Treasury bill yields continued to fall. However, economic growth failed to accelerate meaningfully, despite some encouraging signs toward year-end 2002, including a surge in mortgage refinanc-ings that put cash in consumers’ pockets. Corporations remained cautious as it became clearer early in 2003 that the United States and its allies were likely to go to war in Iraq. In effect, the economy adopted a “wait and see” attitude. Even the Fed indicated at its March 2003 meeting that it could not adequately assess prevailing economic risks because of the geopolitical situation.

After the war began in late March, it soon became clear that the military campaign would be successful and Saddam Hussein would be deposed. As major combat operations wound down, consumers and businesses became increasingly optimistic. Improving sentiment was reinforced by legislation enacting federal tax cuts, including a reduction in taxes on capital gains and dividends. For its part, the Fed cut short-term interest rates by another 0.25 percentage points in late June, driving the federal funds rateii to just 1%, its lowest level since the Eisenhower

2

Administration, and yields of U.S. Treasury bills continued to fall. However, because the federal budget deficit is widening, the U.S. Treasury is issuing a greater volume of securities, including Treasury bills, to fund its operations. By the end of August evidence of a sustainable economic improvement emerged. Stronger retail sales, rising domestic consumption and increasing export activity contributed to a relatively robust 3.3% annualized growth rate in GDP (gross domestic product)iii during the second quarter of 2003. However, to forestall potential deflationary forces, the Fed indicated that it was likely to leave short-term interest rates at prevailing low levels for the foreseeable future.

Anticipating a New Economic Climate

In this challenging market environment, we maintained a generally cautious investment posture. While interest rates fell during the first ten months of the reporting period, we set the Fund’s weighted average maturity in a range that we considered neutral to slightly longer than average. This strategy enabled us to maintain prevailing rates for as long as we deemed practical, while giving us the flexibility required to respond to changing market conditions. In addition, the Fund’s holdings generally were concentrated in shorter maturities because there was little incentive to extend out on the yield curve. In fact, there were times during the reporting period when longer-term yields on U.S. Treasury bills were lower than their shorter-term counterparts.

As of the end of August, we have begun to see evidence that the market may be anticipating higher short-term interest rates. While we do not expect the Fed to raise their target for the fed funds rate anytime soon, we are prepared to adjust our strategies as market conditions change.

Thank you for your investment in CitiSM U.S. Treasury Reserves. We appreciate that you have entrusted us to manage your money, and we value our relationship with you. Sincerely,

Denise Guetta
Portfolio Manager
September 5, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of August 31, 2003 and are subject to change. Please refer to page 19 for a list and percentage breakdown of the Fund’s holdings.

i	U.S.Treasury bills are backed by the full faith and credit of the United States government and offer return of principal value if held to maturity. Treasury bills have maturities of one year or less and prior to maturity will fluctuate with market conditions and interest rate changes.

ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.

iii	Gross Domestic Product is a market value of goods and services produced by labor and property in a given country.

3

F U N D F A C T S

Fund Objective
To provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Benchmark*
May 3, 1991	• Lipper S&P AAA rated U.S.
Treasury Money Market
Funds Average

Net Assets as of 8/31/03	• iMoneyNet, Inc. 100% U.S.
$311.6 million	Treasury Rated Money Market
Funds Average

*	The Lipper Funds Average and iMoneyNet, Inc.Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

4

F U N D P E R F O R M A N C E
Total Returns
		One	Five	Ten
All Periods Ended August 31, 2003		Year	Years*	Years*

Citi U.S.Treasury Reserves Class N		0.63%	3.11%	3.72%
Lipper S&P AAA rated U.S.Treasury Money Market
Funds Average		0.58%	3.18%	3.89%
iMoneyNet, Inc. 100% U.S.Treasury Rated Money
Market Funds Average		0.65%	3.21%	3.85%
* Average Annual Total Return

7-DayYields
Annualized Current	0.26%
Effective	0.26%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during the seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during the seven-day period is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Important Tax Information—For the fiscal year ended August 31, 2003 Class N shares paid $0.00624 per share to shareholders from net investment income. For such period, 100% of income dividends paid were derived from interest earned from U.S. Treasury Bills, Notes and Bonds.

Comparison of 7-Day Yields for Citi U.S. Treasury Reserves Class N vs. iMoneyNet, Inc. 100% U.S. Treasury Rated Money Market Funds Average

As illustrated, Citi U.S. Treasury Reserves Class N generally provided an annualized seven-day yield comparable to the iMoneyNet, Inc. 100% U.S. Treasury Rated Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report™, for the one-year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

5

Citi U.S. Treasury Reserves
S T AT E M E N T O F A S S E T S A N D L I A B I L I T I E S

August 31, 2003

Assets:
Investment in U.S.Treasury Reserves Portfolio, at value (Note 1)	$311,824,783

Liabilities:
Management fees payable (Note 3)	71,304
Dividends payable	70,379
Distribution/Service fees payable (Note 4)	65,525
Accrued expenses and other liabilities	60,293

Total liabilities	267,501

Net Assets for 311,557,229 shares of beneficial interest outstanding	$311,557,282

Net Assets Consist of:
Paid-in capital	$311,557,229
Accumulated net gain on investments	53

Total	$311,557,282

Net Asset Value, Offering Price and Redemption Price Per Share	$1.00

See notes to financial statements

6

Citi U.S. Treasury Reserves
S T AT E M E N T O F O P E R AT I O N S

For the Year Ended August 31, 2003

Investment Income (Note 1A):
Income from U.S.Treasury Reserves Portfolio	$4,427,077
Allocated expenses from U.S.Treasury Reserves Portfolio	(339,485)

		$4,087,592
Expenses:
Management fees (Note 3)	1,359,976
Distribution/Service fees (Note 4)	849,985
Legal fees	61,981
Transfer agent fees	55,861
Shareholder reports	45,671
Blue sky fees	25,588
Auditing fees	15,450
Trustees’ fees	13,307
Custody and fund accounting fees	8,175
Miscellaneous	12,195

Total expenses	2,448,189
Less: aggregate amounts waived by the Manager (Note 3)	(485,569)

Net expenses		1,962,620

Net investment income		2,124,972
Net Realized Gain on Investments from U.S.Treasury Reserves Portfolio		66,573

Net Increase in Net Assets Resulting from Operations		$2,191,545

See notes to financial statements

7

Citi U.S. Treasury Reserves
S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S
	Year Ended August 31,

	2003	2002

Increase in Net Assets from Operations:
Net investment income	$2,124,972	$6,145,144
Net realized gain on investments	66,573	—

Net increase in net assets from operations	2,191,545	6,145,144

From Investment Activities:
Declared as dividends to shareholders (Note 2)	(2,191,492)	(6,145,144)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Proceeds from sale of shares	1,347,510,793	2,170,474,368
Net asset value of shares issued to shareholders
from reinvestment of dividends	498,005	1,303,013
Cost of shares repurchased	(1,432,833,629)	(2,123,708,187)

Net increase (decrease) in net assets from transactions
in shares of beneficial interest	(84,824,831)	48,069,194

Net Increase (Decrease) in Net Assets	(84,824,778)	48,069,194

Net Assets:
Beginning of year	396,382,060	348,312,866

End of year	$311,557,282	$396,382,060

See notes to financial statements

8

Citi U.S. Treasury Reserves
N OT E S  T O  F I N A N C I A L  S T A T E M E N T S

     1. Significant Accounting Policies Citi U.S. Treasury Reserves (the “Fund”) is a separate diversified series of CitiFunds Trust III (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end, management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the “Portfolio”), an open-end, diversified management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (21.4% at August 31, 2003) in the net assets of the Portfolio. Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor. Citicorp Trust Bank fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

     The significant accounting policies consistently followed by the Fund are as follows: A. Investment Income The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

     B. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     D. Other All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

     2. Dividends The net income of the Fund is determined once daily, as of 2:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent), on or prior to the last business day of the month.

     3. Management Fees The management fees are computed at an annual rate of 0.40% of the Fund’s average daily net assets. The management fees paid to the Manager amounted to $1,359,976, of which $485,569 was voluntarily waived for the year ended August 31, 2003. The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for

9

Citi U.S. Treasury Reserves
N OT E S  T O  F I N A N C I A L  S T A T E M E N T S (Continued)

their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

     4. Distribution/Service Fees The Fund adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act. The Service Plan allows the Fund to pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class N shares. The Service fees paid amounted to $849,985 for the year ended August 31, 2003. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the distributor and others for providing personal service or the maintenance of shareholder accounts.

     5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share).

     6. Investment Transactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $978,593,541 and $1,067,983,561, respectively, for the year ended August 31, 2003.

     7. Income Tax Information and Distributions to Shareholders
At August 31, 2003, the tax basis components of distributable earnings were:

Undistributed ordinary income	$70,213

The tax character of distributions paid during the year was:

Ordinary income	$2,191,492

     8.Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement ben-efit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Fund’s allocable share of the expenses of the Plan for the year ended August 31, 2003 and the related liability at August 31, 2003 was not material.

10

Citi U.S. Treasury Reserves
F I N A N C I A L H I G H L I G H T S
	Year Ended August 31,

	2003	2002	2001	2000	1999

Net Asset Value, beginning of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00624	0.01438	0.04529	0.04797	0.03947
Less dividends from net investment
income	(0.00624)	(0.01438)	(0.04529)	(0.04797)	(0.03947)

Net Asset Value, end of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net assets, end of year
(000's omitted)	$311,557	$396,382	$348,313	$288,447	$343,496
Ratio of expenses to average
net assets†	0.68%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to
average net assets†	0.64%	1.41%	4.50%	4.76%	3.96%
Total return	0.63%	1.45%	4.62%	4.90%	4.02%

Note: If Agents of the Fund and agents of U.S.Treasury Reserves Portfolio had not waived all or a portion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share	$0.00379	$0.01192	$0.04237	$0.04523	$0.03678
Ratios:
Expenses to average net assets†	0.90%	0.92%	1.01%	0.97%	0.97%
Net investment income to average
net assets†	0.42%	1.19%	4.19%	4.49%	3.69%

† Includes the Fund's share of U.S.Treasury Reserves Portfolio's allocated expenses.

See notes to financial statements

11

Citi U.S. Treasury Reserves
I N D E P E N D E N T   A U D I TO R S ’   R E P O R T

To the Trustees and Shareholders of
Citi U.S. Treasury Reserves:

     We have audited the accompanying statement of assets and liabilities of Citi U.S. Treasury Reserves of CitiFunds Trust III (the “Trust”) (a Massachusetts business trust) as of August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two year period ended August 31, 2000 were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citi U.S. Treasury Reserves of CitiFunds Trust III as of August 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
October 13, 2003

12

Citi U.S. Treasury Reserves

A D D I T I O N A L   I N F O R M AT I O N   (Unaudited)

Information about Trustees and Officers The business and affairs of Citi U.S. Treasury Reserves (the “Fund”) are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

NON-INTERESTED
TRUSTEES:
Elliott J. Berv	Trustee	Since 2001	President and Chief Operations	35	Board
c/o R. Jay Gerken			Officer, Landmark City		Member,
Citigroup Asset			(real estate development) (since		American
Management			2002); Executive Vice		Identity Corp.
399 Park Avenue			President and Chief Operations		(doing
New York, NY 10022			Officer, DigiGym Systems		business as
Age 60			(on-line personal training		Morpheus
			systems) (since 2001);		Technologies)
			Chief Executive Officer, Rocket		(biometric
			City Enterprises (internet service		information
			company) (since 2000);		management)
			President, Catalyst (consulting)		(since 2001;
			(since 1984).		consultant
since 1999);
Director,
Lapoint
Industries
(industrial fil-
ter company)
(since 2002);
Director,
Alzheimer’s
Association
(New England
Chapter)
(since 1998).

Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	30	Director,
c/o R. Jay Gerken			(engineering) (since		American
Citigroup Asset			1999); former Chief Executive		Electric Power
Management			Officer, Radian International		(Electric
399 Park Avenue			L.L.C. (engineering) (from 1996		Utility) (since
New York, NY 10022			to 1998), Member of Management		1999);
Age 66			Committee, Signature Science		Director,
			(research and development)		Valero Energy
			(since 2000).		(petroleum
refining)
(since 1999);
Director,
National
Instruments
Corp. (tech-
nology) (since
1994).

13

Citi U.S. Treasury Reserves

A D D I T I O N A L   I N F O R M AT I O N   (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

A. Benton Cocanougher	Trustee	Since 2001	Dean Emeritus and Wiley	30	Former Direc-
c/o R. Jay Gerken			Professor, Texas A&M		tor, Randall’s
Citigroup Asset			University (since 2001);		Food Markets,
Management			former Dean and Professor of		Inc. (from
399 Park Avenue			Marketing, College and		1990 to 1999);
New York, NY 10022			Graduate School of Business		former Direc-
Age 65			of Texas A & M University		tor, First
			(from 1987 to 2001).		American
Bank
and First
American
Savings Bank
(from 1994 to
1999).
Mark T. Finn	Trustee	Since 2001	Adjunct Professor, William &	35	Former Presi-
c/o R. Jay Gerken			Mary College (since Septem-		dent and
Citigroup Asset			ber 2002); Principal/Member,		Director, Delta
Management			Belvan Partners/Balfour		Financial, Inc.
399 Park Avenue			Vantage – Manager and		(investment
New York, NY 10022			General Partner to		advisory firm)
Age 60			the Vantage Hedge Fund, LP		(from 1983 to
			(since March 2002); Chair-		1999).
man and Owner, Vantage
Consulting Group, Inc.
(investment advisory and
consulting firm) (since 1988);
former Vice Chairman and
Chief Operating Officer,
Lindner Asset Management
Company (mutual fund
company) (from March 1999
to 2001); former General
Partner and Shareholder,
Greenwich Ventures, LLC
(investment partnership)
(from 1996 to 2001); former
President, Secretary, and
Owner, Phoenix Trading Co.
(commodity trading advisory
firm) (from 1997 to 2000).

14

Citi U.S. Treasury Reserves

A D D I T I O N A L   I N F O R M AT I O N   (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Stephen Randolph Gross	Trustee	Since 2001	Partner, Capital Investment	30	Director,
c/o R. Jay Gerken			Advisory Partners (consulting)		United Telesis,
Citigroup Asset			(since January 2000);		Inc. (telecom-
Management			former Managing Director,		munications)
399 Park Avenue			Fountainhead Ventures, LLC		(since 1997);
New York, NY 10022			(consulting) (from 1998 to		Director,
Age 56			2002); Secretary, Carint N.A.		eBank.com,
			(manufacturing) (since 1988);		Inc. (since
			former Treasurer, Hank Aaron		1997); Direc-
			Enterprises (fast food franchise)		tor, Andersen
			(from 1985 to 2001);		Calhoun, Inc.
			Chairman, Gross, Collins &		(assisted
			Cress, P.C. (accounting firm)		living) (since
			(since 1980); Treasurer,		1987); former
			Coventry Limited, Inc.		Director,
			(since 1985).		Charter Bank,
Inc. (from
1987 to 1997);
former Direc-
tor, Yu Save,
Inc. (internet
company)
(from 1998 to
2000); former
Director, Hot-
palm, Inc.
(wireless
applications)
(from 1998 to
2000); former
Director, Ikon
Ventures, Inc.
(from 1997 to
1998).
Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	35	Former
c/o R. Jay Gerken			(since 1993).		Trustee, The
Citigroup Asset					Highland
Management					Family of
399 Park Avenue					Funds (invest-
New York, NY 10022					ment com-
Age 63					pany) (from
March 1997 to
March 1998).
Susan B. Kerley	Trustee	Since 1992	Consultant, Strategic	35	Director,
c/o R. Jay Gerken			Management Advisors, LLC –		Eclipse Funds
Citigroup Asset			Global Research Associates, Inc.		(currently
Management			(investment consulting)		supervises 17
399 Park Avenue			(since 1990).		investment
New York, NY 10022					companies
Age 52					in fund com-
plex) (since
1990).

15

Citi U.S. Treasury Reserves

A D D I T I O N A L   I N F O R M AT I O N   (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Alan G. Merten	Trustee	Since 2001	President, George Mason	30	Director,
c/o R. Jay Gerken			University (since 1996).		Comshare,
Citigroup Asset					Inc.
Management					(information
399 Park Avenue					technology)
New York, NY 10022					(since 1985);
Age 61					former
Director, Indus
(information
technology)
(from 1995 to
1999).
C. Oscar Morong, Jr.	Trustee	Since 1991	Managing Director, Morong	35	Former Direc-
c/o R. Jay Gerken			Capital Management		tor, Indonesia
Citigroup Asset			(since 1993).		Fund
Management					(closed-end
399 Park Avenue					fund) (from
New York, NY 10022					1990 to 1999);
Age 68					Trustee, Mor-
gan Stanley
Institutional
Fund
(currently
supervises 75
investment
companies)
(since 1993).
R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	30	None
c/o R. Jay Gerken			University of Houston
Citigroup Asset			(from 1977 to 2002);
Management			Independent Consultant
399 Park Avenue			(since 1984).
New York, NY 10022
Age 61

16

Citi U.S. Treasury Reserves

A D D I T I O N A L   I N F O R M AT I O N   (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Walter E. Robb, III	Trustee	Since 2001	President, Benchmark	35	Director, John
c/o R. Jay Gerken			Consulting Group, Inc. (service		Boyle & Co.,
Citigroup Asset			company) (since 1991); Sole		Inc. (textiles)
Management			Proprietor, Robb Associates		(since 1999);
399 Park Avenue			(financial consulting) (since		Director,
New York, NY 10022			1978); Co-owner, Kedron		Harbor
Age 77			Design (gifts) (since 1978);		Sweets, Inc.
			former President and Treasurer,		(candy) (since
			Benchmark Advisors, Inc.		1990);
			(corporate financial consulting)		Director, W.A.
			(from 1989 to 2000).		Wilde
Co. (direct
media market-
ing) (since
1982); Direc-
tor, Alpha
Grainger Man-
ufacturing,
Inc. (electron-
ics) (since
1983); former
Trustee, MFS
Family of
Funds (invest-
ment
company)
(from 1985 to
2001); Har-
vard Club of
Boston (Audit
Committee)
(since 2001).
INTERESTED
TRUSTEE:
R. Jay Gerken*	Chairman,	Since 2002	President since 2002;	Chairman	N/A
Citigroup Asset	President		Managing Director, CGM	of the
Management	and Chief		(since 1996); Chairman,	Board,
399 Park Avenue	Executive		President and Chief Executive	Trustee or
New York, NY 10022	Officer		Officer of Smith Barney Fund	Director
Age 52			Management LLC (“SBFM”),	of 219
Travelers Investment Adviser,
Inc. (“TIA”) and Citi Fund
Management Inc. (“CFM”).
OFFICERS:
Lewis E. Daidone	Senior	Since 2000	Managing Director, CGM	N/A	N/A
125 Broad Street	Vice		(since 1990); former Chief
New York, NY 10004	President		Financial Officer and Treasurer
Age 46	and Chief		of certain mutual funds
	Adminis-		associated with Citigroup Inc.;
	trative		Director and Senior Vice
	Officer		President of SBFM and TIA;
Director of CFM.

17

Citi U.S. Treasury Reserves

A D D I T I O N A L   I N F O R M AT I O N   (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Frances M. Guggino	Controller	Since 2002	Vice President, Citigroup	N/A	N/A
125 Broad Street			Asset Management (“CAM”)
New York, NY 10004			(since 1991).
Age 46
Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
CAM	Chief	Since 2003	General Counsel, Global
300 First Stamford Place	Legal		Mutual Funds for Citigroup
Stamford, CT 06902	Officer		Asset Management (since
Age 48			1994)
  Mr. Gerken is an “interested person” of the Fund as defined in the1940 Act because he is an officer of certain affiliates of the Manager.

18

U.S. Treasury Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S	August 31, 2003

	Principal
	Amount
Issuer	(000’s omitted)	Value

U.S. Treasury Bills — 100.0%

United States Treasury Bill:
due 9/04/03	$184,955	$184,941,465
due 9/11/03	90,027	90,004,865
due 9/18/03	140,000	139,937,808
due 9/25/03	130,160	130,075,031
due 10/02/03	168,321	168,163,794
due 10/09/03	275,000	274,745,084
due 10/16/03	40,000	39,941,266
due 10/23/03	50,000	49,935,722
due 11/20/03	45,690	45,595,389
due 11/28/03	50,000	49,880,833
due 1/02/04	75,000	74,765,958
due 1/22/04	100,000	99,624,625
due 1/29/04	36,000	35,855,250
due 2/05/04	25,000	24,889,882
due 2/26/04	50,000	49,745,361

		1,458,102,333

Total Investments,
at Amortized Cost	100.0%	1,458,102,333
Other Assets
Less Liabilities	0.0	247,042

Net Assets	100.0%	$1,458,349,375

See notes to financial statements

19

U.S. Treasury Reserves Portfolio
S T AT E M E N T O F A S S E T S A N D L I A B I L I T I E S

August 31, 2003

Assets:
Investments, at amortized cost and value (Note 1A)	$1,458,102,333
Cash	475,715

Total assets	1,458,578,048

Liabilities:
Management fees payable (Note 2)	107,300
Accrued expenses and other liabilities	121,373

Total liabilities	228,673

Net Assets	$1,458,349,375

Represented by:
Paid-in capital for beneficial interests	$1,458,349,375

See notes to financial statements

20

U.S. Treasury Reserves Portfolio
S T A T E M E N T O F O P E R AT I O N S

For the Year Ended August 31, 2003

Interest Income (Note 1B):		$23,414,582

Expenses
Management fees (Note 2)	$2,696,661
Custody and fund accounting fees	397,888
Legal fees	67,825
Trustees’ fees	42,505
Audit fees	16,015
Miscellaneous	44,165

Total expenses	3,265,059
Less: aggregate amounts waived by the Manager (Note 2)	(1,464,732)
Less: fees paid indirectly (Note 1D)	(411)

Net expenses		1,799,916

Net investment income		21,614,666
Net Realized Gain on Investments		345,124

Net Increase in Net Assets Resulting from Operations		$21,959,790

See notes to financial statements

21

U.S. Treasury Reserves Portfolio
S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S

	Year Ended August 31,

	2003	2002

Increase in Net Assets from Operations:
Net investment income	$21,614,666	$36,456,445
Net realized gain on investments	345,124	—

Net increase in net assets from operations	21,959,790	36,456,445

Capital Transactions:
Proceeds from contributions	7,288,135,094	7,437,576,345
Value of withdrawals	(7,804,910,366)	(6,908,038,868)

Net increase (decrease) in net assets from capital transactions	(516,775,272)	529,537,477

Net Increase (Decrease) in Net Assets	(494,815,482)	565,993,922

Net Assets:
Beginning of year	1,953,164,857	1,387,170,935

End of year	$1,458,349,375	$1,953,164,857

See notes to financial statements

22

U.S. Treasury Reserves Portfolio

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

1. Significant Accounting Policies U.S. Treasury Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio’s use of amortized cost is subject to the Portfolio’s compliance with certain conditions as specified under the 1940 Act.

     B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

     C. Federal Income Taxes The Portfolio’s policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Management Fees The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.15% of the Funds’ average daily net assets. The management fee amounted to $2,696,661 of which $1,464,732 was voluntarily waived for the year ended August 31, 2003. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its

23

U.S. Treasury Reserves Portfolio

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions Purchases, maturities and sales of U.S. Treasury obligations, aggregated $17,986,161,304 and $18,502,718,161, respectively, for the year ended August 31, 2003.

4. Trustee Retirement Plan The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement ben-efit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Portfolio’s allocable share of the expenses of the Plan for the year ended August 31, 2003 and the related liability at August 31, 2003 was not material.

24

U.S. Treasury Reserves Portfolio
F I N A N C I A L H I G H L I G H T S

	Year Ended August 31,

	2003	2002	2001	2000	1999

Ratios/Supplemental Data:
Net Assets, end of year
(000’s omitted)	$1,458,349	$1,953,165	$1,387,171	$1,324,688	$1,188,627
Ratio of expenses to
average net assets	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income
to average net assets	1.22%	2.00%	5.13%	5.41%	4.55%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the years indi-
cated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

Ratios:
Expenses to average net assets	0.18%	0.20%	0.23%	0.23%	0.23%
Net investment income to
average net assets	1.14%	1.90%	5.00%	5.28%	4.42%

See notes to financial statements

25

U.S. Treasury Reserves Portfolio

I N D E P E N D E N T   A U D I TO R S ’   R E P O RT

To the Trustees and Investors of
U.S. Treasury Reserves Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of U.S. Treasury Reserves Portfolio (a New York Trust) as of August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The finan-cial highlights for each of the years in the two year period ended August 31, 2000 were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Treasury Reserves Portfolio as of August 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
October 13, 2003

26

U.S. Treasury Reserves Portfolio

A D D I T I O N A L   I N F O R M AT I O N   (Unaudited)

Information about the Trustees and Officers of the Portfolio can be found on pages 13 through 18 of this report.

27

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Trustees
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, CFA, Chairman*
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

Officers
R. Jay Gerken, CFA*
President and Chief Executive Officer

Lewis E. Daidone*
Senior Vice President and
Chief Administrative Officer

Frances M. Guggino*
Controller

Robert I. Frenkel*
Secretary and Chief Legal Officer

     *Affiliated Person of Investment Manager

Investment Manager
(of U.S.Treasury Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Auditors
KPMG LLP
757 Third Avenue
New York, NY 10017

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi U.S. Treasury Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi U.S. Treasury Reserves.

©2003 Citicorp	CFA/RUS/803
03-5463

CitiSM
Tax Free Reserves
ANNUAL REPORT
AUGUST 31, 2003

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

TA B L E O F C O N T E N T S

Letter From the Chairman	1

Manager Overview	2

Fund Facts	5

Fund Performance	6

Citi Tax Free Reserves

Statement of Assets and Liabilities	7

Statement of Operations	7

Statements of Changes in Net Assets	8

Notes to Financial Statements	9

Financial Highlights	12

Independent Auditors’ Report	13

Additional Information	14

Tax Free Reserves Portfolio

Portfolio of Investments	20

Statement of Assets and Liabilities	25

Statement of Operations	26

Statements of Changes in Net Assets	27

Notes to Financial Statements	28

Financial Highlights	30

Independent Auditors’ Report	31

Additional Information	32

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, “Change is one thing, progress is another.” You will notice in the following pages that we have begun to implement some changes to your shareholder report, and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change’s sake. Please bear with us during this transition period.

We know that you have questions about fund managers’ decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals. Please read on to learn more about your Fund’s performance and the Manager’s strategy.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

September 4, 2003

M A N A G E R   O V E R V I E W

Performance Review

As of August 31, 2003, the seven-day current yield for CitiSM Tax Free Reserves (“Fund”) was 0.32% and its seven-day effective yield, which reflects compounding, was also 0.32%. These numbers are the same due to the effects of rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

CHARLES K. BARDES Portfolio Manager
Please note a portion of the Fund’s income may be subject to the Alternative Minimum Tax (“AMT”). Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

A Weak Economy Erodes Money Market Yields

The tax-exempt money markets were primarily influenced during the Fund’s fiscal year by a generally weak economy, which gave rise to three primary market forces: declining interest rates, robust investor demand for money market instruments and the deteriorating fiscal condition of many state and local governments.

When the year began, a number of high-profile corporate accounting and oversight scandals, the ongoing war on terrorism, a falling stock market and rising geopolitical tensions in the Middle East contributed to persistent economic weakness throughout the United States. In this unsettled environment, corporations refrained from spending and layoffs increased. Consumers represented the one bright spot in the economy, as they continued to spend on major purchases. However, consumer spending alone was not sufficient to revive the struggling economy.

To stimulate greater economic growth and avoid a “double-dip” recession, the Federal Reserve Board reduced short-term interest rates in November 2002 by a larger than expected 0.5 percentage points. Although the November rate-cut was the first of 2002, it was the twelfth in the aggressive rate-reduction campaign that began in January 2001. As short-term interest rates declined, yields of tax-exempt money market instruments trended lower.

The economy began to show tentative signs of improvement soon after the November rate cut, including a surge in consumer spending driven by lower mortgage rates, which put cash in consumers’ pockets. However, stronger economic growth proved to be unsustainable as the situation in Iraq worsened. In effect, businesses and con-

sumers adopted a “wait and see” attitude. Even the Fed indicated at its March 2003 meeting that it could not adequately assess prevailing economic risks because of war-related uncertainties.

Investors also adopted a cautious attitude through the first quarter of 2003, preferring the relative stability of U.S. government bonds, municipal bonds and money market funds to riskier asset classes, such as stocks. As a result, demand for tax-exempt money market instruments remained high, putting additional downward pressure on yields.

The persistently weak U.S. economy also took a toll on the fiscal conditions of many state and local governments. With unemployment rising and the stock market entering the third year of a bear market, revenues from capital gains taxes, income taxes and sales taxes failed to meet many states’ and municipalities’ budgeted forecasts. Many governments issued a sharply higher volume of short-term, tax-exempt securities to fund their widening budget deficits. While a rising supply of securities often causes yields to rise, the surge in new issuance was easily absorbed by robust investor demand, and money market yields continued to fall. However, the deteriorating fiscal condition of many issuers led to a number of downgrades from the major credit-rating agencies, making borrowing more expensive for some government entities.

Military Success, Tax Cuts Foster Greater Optimism

When the war in Iraq began in late March, much of the uncertainty that had plagued the financial markets began to lift. As it became clearer that Saddam Hussein would be deposed quickly and decisively, Americans became more optimistic about their economic futures. Corporations began to spend more freely, consumers continued to refinance their mortgages at historically low rates and spend the difference and the federal government enacted legislation to ease the tax burden on workers and investors. Nonetheless, economic risks, including potential deflationary pressures, remained, and investors generally expected the Fed to reduce interest rates further. The Fed did so in late June, cutting the federal funds ratei to just 1%, its lowest level since the Eisenhower administration. As a result, tax-exempt money market yields continued to fall.

By August, evidence of sustainable economic improvement emerged, including stronger retail sales, rising domestic consumption and increasing export activity. As a result, longer-term bond yields began to rise. However, the Fed indicated that it was likely to leave short-term interest rates at prevailing low levels over the foreseeable future, and tax-exempt money market yields generally remained near their lows.

Adapting to a New Economic Climate

For much of the year, we maintained the Fund’s weighted average maturity in a range that we consider longer than average. This strategy enabled us to lock in prevailing yields for as long as we deemed practical while interest rates fell. In addition, we intensified our focus on credit research, investing only in securities we considered highly creditworthy, including those backed by third-party insurance or other credit enhancements. We also tended to prefer securities from local issuers that, in our view, were less dependent on state aid.

We recently have allowed the Fund’s weighted average maturity to drift lower, and by the end of August it reached a range that we consider only slightly longer than average. This positioning reflects our belief that interest rates are unlikely to move below current levels. Indeed, we have begun to see higher yields at the long end of the tax-exempt money-market yield curve,ii which suggests to us that the market anticipates greater economic growth in the months ahead.

Thank you for your investment in CitiSM Tax Free Reserves. We appreciate that you have entrusted us to manage your money, and we value our relationship with you.

Sincerely,

Charles K. Bardes
Portfolio Manager

September 8, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of August 31, 2003 and are subject to change. Please refer to pages 20 through 24 for a list and percentage breakdown of the Fund’s holdings.

i	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.The fed funds rate often points to the direction of
U.S. interest rates.
ii	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

F U N D   F A C T S

Fund Objective
To provide its shareholders with high levels of current income which is exempt from Federal income taxes*, preservation of capital and liquidity.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Capital Gains
August 31, 1984	Distributed annually, if any

Net Assets as of 8/31/03	Benchmark**
$534.0 million	• Lipper Tax Exempt Money Market
Funds Average
• iMoneyNet, Inc. General
Purpose Tax Free Money
Market Funds Average
* A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Consult
your personal tax adviser.
** The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.
Citi is a service mark of Citicorp.

F U N D   P E R F O R M A N C E
Total Returns

		One	Five	Ten
All Periods Ended August 31, 2003		Year	Years*	Years*

Citi Tax Free Reserves Class N		0.67%	2.18%	2.53%
Lipper Tax Exempt Money
Market Funds Average		0.59%	2.12%	2.52%
iMoneyNet, Inc. General Purpose Tax Free
Money Market Funds Average		0.61%	2.14%	2.53%
* Average Annual Total Return

7-DayYields
Annualized Current	0.32%
Effective	0.32%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Important Tax Information—For the fiscal year ended August 31, 2003 Class N shares paid $0.00665 per share to shareholders from net investment income. For such period, the Fund designated all dividends paid as exempt-interest dividends. Thus, 100% of these distributions were exempt from Federal income tax. In addition, 13.4% of the dividends were derived from income earned from certain government obligations which may be subject to the Federal Alternative Minimum Tax (AMT).

Comparison of 7-Day Yields for Citi Tax Free Reserves Class N vs. iMoneyNet, Inc. General Purpose Tax Free Money Market Funds Average

As illustrated, Citi Tax Free Reserves Class N generally provided an annualized seven-day yield comparable to that of the iMoneyNet, Inc. General Purpose Tax Free Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund ReportTM, for the one-year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results.Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

Citi Tax Free Reserves
S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S
August 31, 2003

Assets:
Investment in Tax Free Reserves Portfolio, at value (Note 1)		$534,386,418

Liabilities:
Dividends payable		131,300
Distribution/Service fees payable (Note 4)		114,831
Management fees payable (Note 3)		102,149
Accrued expenses and other liabilities		54,995

Total liabilities		403,275

Net Assets for 534,003,550 shares of beneficial interest outstanding		$533,983,143

Net Assets Consist of:
Paid-in capital		$534,003,550
Accumulated net realized loss on investments		(20,407)

Total		$533,983,143

Net Asset Value, Offering Price and Redemption Price Per Share		$1.00

Citi Tax Free Reserves
S T A T E M E N T O F O P E R A T I O N S
For the Year Ended August 31, 2003

Investment Income (Note 1A):
Income from Tax Free Reserves Portfolio	$7,096,829
Allocated expenses from Tax Free Reserves Portfolio	(818,800)

		$6,278,029
Expenses:
Management fees (Note 3)	1,635,701
Distribution/Service fees (Note 4)	1,363,084
Legal fees	64,575
Transfer agent fees	59,748
Blue sky fees	47,185
Shareholder reports	45,839
Custody and fund accounting fees	18,925
Audit fees	15,231
Trustees’ fees	13,790
Miscellaneous	9,698

Total expenses	3,273,776
Less: aggregate amounts waived by the Manager (Note 3)	(547,899)

Net expenses		2,725,877

Net investment income		3,552,152
Net Realized Loss On Investments from Tax Free Reserves Portfolio		(20,407)

Net Increase in Net Assets Resulting from Operations		$3,531,745

See notes to financial statements

Citi Tax Free Reserves
S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S
	Year Ended August 31,

	2003	2002

Increase in Net Assets from Operations:
Net investment income	$3,552,152	$6,841,850
Net realized gain (loss) on investments	(20,407)	84,280

Net increase in net assets from operations	3,531,745	6,926,130

Dividends to Shareholders from:
Net investment income	(3,552,152)	(6,841,850)
Net realized gain	(52,243)	—

Decrease in net assets from distribution to shareholders	(3,604,395)	(6,841,850)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Proceeds from sale of shares	581,032,106	754,933,937
Net asset value of shares issued to shareholders from
reinvestment of dividends	364,623	817,550
Cost of shares repurchased	(598,685,276)	(722,460,823)

Net increase (decrease) in net assets from transactions
in shares of beneficial interest	(17,288,547)	33,290,664

Net Increase (Decrease) in Net Assets	(17,361,197)	33,374,944

Net Assets:
Beginning of year	551,344,340	517,969,396

End of year	$533,983,143	$551,344,340

See notes to financial statements

Citi Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

1. Significant Accounting Policies Citi Tax Free Reserves (the “Fund”) is a separate diversified series of CitiFunds Trust III (the “Trust”) a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (approximately 35.4% at August 31, 2003) in the net assets of the Portfolio. Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor. Citi-corp Trust Bank, fsb, (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Investment Income The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

     B. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies, including Subchapter M, and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

     C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that Fund.

2. Dividends The net income of the Fund is determined once daily, as of 12:00 noon Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the share-

Citi Tax Free Reserves
N O T E S   T O   F I N A N C I A L  S T A T E M E N T S (Continued)

holder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent) on or prior to the last business day of the month.

3. Management Fees The management fees are computed at an annual amount of 0.30% of the Fund’s average daily net assets. The management fees paid to the Manager amounted to $1,635,701, of which $547,899 was voluntarily waived for the year ended August 31, 2003. The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees The Fund adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act. The Service Plan allows the Fund to pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class N shares. The Service fees paid amounted to $1,363,084 for the year ended August 31, 2003. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the distributor and others for providing personal service or the maintenance of shareholder accounts.

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share).

6. Investment Transactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $435,743,702 and $459,635,928 respectively, for the year ended August 31, 2003.

7. Income Tax Information and Distributions to Shareholders

At August 31, 2003, The tax basis components of distributable earnings were:

Undistributed tax-exempt income	$131,300

Accumulated capital loss	$(5,702)

The tax character of distributions paid during the year was:

Tax-exempt income	$3,552,267
Ordinary income	52,128

Total	$3,604,395

Citi Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

8. Capital Loss Carryforward At August 31, 2003, the Fund had, for Federal income tax purposes, $5,702 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on August 31 of the year indicated:

2011

Carryforward amounts	$5,702

In addition the Fund had $14,705 of capital losses realized after October 31, 2002, which were deferred for tax purposes to the first day of the following fiscal year.

9. Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Fund’s allocable share of the expenses of the Plan for the year ended August 31, 2003 and the related liability at August 31, 2003 was not material.

Citi Tax Free Reserves
F I N A N C I A L   H I G H L I G H T S

	Year Ended August 31,

	2003	2002	2001	2000	1999

Net Asset Value, beginning
of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00665	0.01207	0.03010	0.03279	0.02626
Less dividends from net
investment income	(0.00665)	(0.01207)	(0.03010)	(0.03279)	(0.02626)

Net Asset Value, end of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net assets, end of year
(000’s omitted)	$533,983	$551,344	$517,969	$497,567	$489,880
Ratio of expenses to average
net assets†	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income
to average net assets†	0.65%	1.19%	3.00%	3.27%	2.62%
Total return	0.67%	1.21%	3.05%	3.33%	2.66%
Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived all or a portion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:
Net investment income per share	$0.00472	$0.00989	$0.02678	$0.03015	$0.02365
Ratios:
Expenses to average net assets†	0.84%	0.86%	0.97%	0.91%	0.91%
Net investment income to
average net assets†	0.46%	0.98%	2.68%	3.01%	2.36%

† Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.

See notes to financial statements

Citi Tax Free Reserves
I N D E P E N D E N T   A U D I T O R S ’   R E P O R T

To the Trustees and Shareholders of
Citi Tax Free Reserves:

     We have audited the accompanying statement of assets and liabilities of Citi Tax Free Reserves of CitiFunds Trust III (the “Trust”) (a Massachusetts business) trust as of August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two year period ended August 31, 2000 were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citi Tax Free Reserves, as of August 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
October 13, 2003

Citi Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited)

Information about Trustees and Officers The business and affairs of Citi Tax Free Reserves (the “Fund”) are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

NON-INTERESTED
TRUSTEES:
Elliott J. Berv	Trustee	Since 2001	President and Chief Operations	35	Board
c/o R. Jay Gerken			Officer, Landmark City (real		Member,
Citigroup Asset			estate development) (since		American
Management			2002); Executive Vice		Identity Corp.
399 Park Avenue			President and Chief Operations		(doing
New York, NY 10022			Officer, DigiGym Systems		business as
Age 60			(on-line personal training		Morpheus
			systems) (since 2001); Chief		Technologies)
			Executive Officer, Rocket City		(biometric
			Enterprises (internet service		information
			company) (since 2000);		management)
			President, Catalyst (consulting)		(since 2001;
			(since 1984).		consultant
since 1999);
Director,
Lapoint
Industries
(industrial fil-
ter company)
(since 2002);
Director,
Alzheimer’s
Association
(New England
Chapter)
(since 1998).
Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	30	Director,
c/o R. Jay Gerken			(engineering) (since 1999);		American
Citigroup Asset			former Chief Executive Officer,		Electric Power
Management			Radian International L.L.C.		(Electric
399 Park Avenue			(engineering) (from 1996 to		Utility) (since
New York, NY 10022			1998), Member of Management		1999);
Age 66			Committee, Signature Science		Director,
			(research and development)		Valero Energy
			(since 2000).		(petroleum
refining)
(since 1999);
Director,
National
Instruments
Corp. (tech-
nology) (since
1994).

Citi Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

A. Benton Cocanougher	Trustee	Since 2001	Dean Emeritus and Wiley	30	Former Direc-
c/o R. Jay Gerken			Professor, Texas A&M		tor, Randall’s
Citigroup Asset			University (since 2001);		Food Markets,
Management			former Dean and Professor of		Inc. (from
399 Park Avenue			Marketing, College and		1990 to 1999);
New York, NY 10022			Graduate School of Business		former Direc-
Age 65			of Texas A & M University		tor, First
			(from 1987 to 2001).		American
Bank
and First
American
Savings Bank
(from 1994 to
1999).
Mark T. Finn	Trustee	Since 2001	Adjunct Professor, William &	35	Former Presi-
c/o R. Jay Gerken			Mary College (since Septem-		dent and
Citigroup Asset			ber 2002); Principal/Member,		Director, Delta
Management			Belvan Partners/Balfour		Financial, Inc.
399 Park Avenue			Vantage – Manager and		(investment
New York, NY 10022			General Partner to		advisory firm)
Age 60			the Vantage Hedge Fund, LP		(from 1983 to
			(since March 2002); Chair-		1999).
man and Owner, Vantage
Consulting Group, Inc.
(investment advisory and
consulting firm) (since 1988);
former Vice Chairman and
Chief Operating Officer,
Lindner Asset Management
Company (mutual fund
company) (from March 1999
to 2001); former General
Partner and Shareholder,
Greenwich Ventures, LLC
(investment partnership)
(from 1996 to 2001); former
President, Secretary, and
Owner, Phoenix Trading Co.
(commodity trading advisory
firm) (from 1997 to 2000).

Citi Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Stephen Randolph Gross	Trustee	Since 2001	Partner, Capital Investment	30	Director,
c/o R. Jay Gerken			Advisory Partners (consulting)		United Telesis,
Citigroup Asset			(since January 2000);		Inc. (telecom-
Management			former Managing Director,		munications)
399 Park Avenue			Fountainhead Ventures, LLC		(since 1997);
New York, NY 10022			(consulting) (from 1998 to		Director,
Age 56			2002); Secretary, Carint N.A.		eBank.com,
			(manufacturing) (since 1988);		Inc. (since
			former Treasurer, Hank Aaron		1997); Direc-
			Enterprises (fast food franchise)		tor, Andersen
			(from 1985 to 2001);		Calhoun, Inc.
			Chairman, Gross, Collins &		(assisted
			Cress, P.C. (accounting firm)		living) (since
			(since 1980); Treasurer,		1987); former
			Coventry Limited, Inc.		Director,
			(since 1985).		Charter Bank,
Inc. (from
1987 to 1997);
former Direc-
tor, Yu Save,
Inc. (internet
company)
(from 1998 to
2000); former
Director, Hot-
palm, Inc.
(wireless
applications)
(from 1998 to
2000); former
Director, Ikon
Ventures, Inc.
(from 1997 to
1998).
Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	35	Former
c/o R. Jay Gerken			(since 1993).		Trustee, The
Citigroup Asset					Highland
Management					Family of
399 Park Avenue					Funds (invest-
New York, NY 10022					ment com-
Age 63					pany) (from
March 1997 to
March 1998).
Susan B. Kerley	Trustee	Since 1992	Consultant, Strategic	35	Director,
c/o R. Jay Gerken			Management Advisors, LLC—		Eclipse Funds
Citigroup Asset			Global Research Associates,		(currently
Management			Inc. (investment consulting)		supervises 17
399 Park Avenue			(since 1990).		investment
New York, NY 10022					companies
Age 52					in fund com-
plex) (since
1990).

Citi Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Alan G. Merten	Trustee	Since 2001	President, George Mason	30	Director,
c/o R. Jay Gerken			University (since 1996).		Comshare,
Citigroup Asset					Inc.
Management					(information
399 Park Avenue					technology)
New York, NY 10022					(since 1985);
Age 61					former
Director, Indus
(information
technology)
(from 1995 to
1999).
C. Oscar Morong, Jr.	Trustee	Since 1991	Managing Director, Morong	35	Former Direc-
c/o R. Jay Gerken			Capital Management		tor, Indonesia
Citigroup Asset			(since 1993).		Fund
Management					(closed-end
399 Park Avenue					fund) (from
New York, NY 10022					1990 to 1999);
Age 68					Trustee, Mor-
gan Stanley
Institutional
Fund
(currently
supervises 75
investment
companies)
(since 1993).
R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	30	None
c/o R. Jay Gerken			University of Houston
Citigroup Asset			(from 1977 to 2002);
Management			Independent Consultant
399 Park Avenue			(since 1984).
New York, NY 10022
Age 61

Citi Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Walter E. Robb, III	Trustee	Since 2001	President, Benchmark	35	Director, John
c/o R. Jay Gerken			Consulting Group, Inc. (service		Boyle & Co.,
Citigroup Asset			company) (since 1991); Sole		Inc. (textiles)
Management			Proprietor, Robb Associates		(since 1999);
399 Park Avenue			(financial consulting) (since		Director,
New York, NY 10022			1978); Co-owner, Kedron		Harbor
Age 77			Design (gifts) (since 1978);		Sweets, Inc.
			former President and Treasurer,		(candy) (since
			Benchmark Advisors, Inc.		1990);
			(corporate financial consulting)		Director, W.A.
			(from 1989 to 2000).		Wilde
Co. (direct
media market-
ing) (since
1982); Direc-
tor, Alpha
Grainger Man-
ufacturing,
Inc. (electron-
ics) (since
1983); former
Trustee, MFS
Family of
Funds (invest-
ment
company)
(from 1985 to
2001); Har-
vard Club of
Boston (Audit
Committee)
(since 2001).
INTERESTED
TRUSTEE:
R. Jay Gerken*	Chairman,	Since 2002	President since 2002;	Chairman	N/A
Citigroup Asset	President		Managing Director, CGM	of the
Management	and Chief		(since 1996); Chairman,	Board,
399 Park Avenue	Executive		President and Chief Executive	Trustee or
New York, NY 10022	Officer		Officer of Smith Barney Fund	Director
Age 52			Management LLC (“SBFM”),	of 219
Travelers Investment Adviser,
Inc. (“TIA”) and Citi Fund
Management Inc. (“CFM”).
OFFICERS:
Lewis E. Daidone	Senior	Since 2000	Managing Director, CGM	N/A	N/A
125 Broad Street	Vice		(since 1990); former Chief
New York, NY 10004	President		Financial Officer and Treasurer
Age 46	and Chief		of certain mutual funds
	Adminis-		associated with Citigroup Inc.
	trative		Director and Senior Vice
	Officer		President of SBFM and TIA;
Director of CFM.

Citi Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Frances M. Guggino	Controller	Since 2002	Vice President, Citigroup	N/A	N/A
125 Broad Street			Asset Management (“CAM”)
New York, NY 10004			(since 1991).
Age 46
Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
CAM	Chief	Since 2003	General Counsel, Global
300 First Stamford Place	Legal		Mutual Funds for Citigroup
Stamford, CT 06902	Officer		Asset Management (since
Age 48			1994)
* Mr. Gerken is an “interested person” of the fund as defined in the 1940 Act because he is an officer of certain affiliates of the Manager.

Tax Free Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S	August 31, 2003

	Principal
	Amount
Issuer	(000’s omitted)	Value

Annual and Semi-Annual Tender Revenue
Bonds and Notes (Puts) — 7.0%

Colorado Housing and
Finance Authority,
AMT,
1.20% due 3/01/04,	$5,000	$5,000,000
Indiana Board Revenue,
2.00% due 1/27/04	47,500	47,671,283
Maine Municipal,
3.00% due 11/01/03	2,475	2,482,825
Maryland State
Community
Development
Administration,
AMT,
1.25% due 12/18/03	32,965	32,965,000
New Jersey State,
Housing and mortgage
Finance Agency
Revenue, AMT,
1.10% due 4/01/04	8,000	8,000,000
Vermont Educational
and Health Buildings
Agency,
1.80% due 11/01/03	7,300	7,300,000
Washington State,
4.50% due 1/01/04	3,400	3,435,121

		106,854,229

Bond, Revenue,Tax and Tax and
Revenue Anticipation Notes
and Bonds — 7.6%

Essex County,
New Jersey,
Improvement
Authority,
BANs,
2.00% due 8/05/04	7,000	7,060,918
Florida Water Pollution
Control Finding Corp.,
Revenue Bonds
5.00% due 1/15/04	2,915	2,957,246
Kentucky State, Property
and Buildings
Commonwealth,
Revenue Bonds
4.60% due 9/01/03	7,400	7,400,000
Lynnfield, Massachusetts,
BANs,
2.00% due 3/12/04	12,500	12,558,656
Meriden, Connecticut,
BANs, 2.00%
due 8/06/04	10,000	10,095,648

Principal
Amount
Issuer	(000’s omitted)	Value

Missouri State Health
and Educational
Facilities Authority,
RANs,
1.25% due 4/23/04	$2,150	$2,163,621
Moorestown Township,
New Jersey, BANs,
1.75% due 5/27/04	4,000	4,021,816
North Middlesex,
Massachusetts, Regional
School District, BANs,
2.50% due 10/24/03	22,520	22,550,560
St. Louis, Missouri,
General Fund
Revenue,TRANs,
2.00% due 6/25/04	10,000	10,091,966
School Administrative
Distric No. 051,
Maine, BANs,
2.00% due 10/15/03	15,000	15,017,038
Seattle, Washington,
Municipal Power
Revenue, RANs,
2.50% due 11/21/03	14,000	14,032,810
Tennessee Housing
Development Agency,
Revenue Bonds
2.00% due 7/01/04	4,385	4,419,817
Tisbury, Massachusetts,
BANs, 2.00%
due 3/04/04	2,668	2,679,359

		115,049,455

General Obligation Bonds
and Notes — 14.9%

Honolulu, Hawaii, City
and County,
1.30% due 12/01/13	9,825	9,825,000
Hudson, New Jersey,
2.00% due 5/14/04	48,419	48,720,060
Jersey City, New Jersey,
2.00% due 7/02/04	6,880	6,933,893
Nashua, New Hampshire,
1.50% due 4/15/04	23,220	23,274,093
Ohio State, 5.25%
due 2/01/04	3,180	3,234,787
Paterson, New Jersey,
2.00% due 6/25/04	9,745	9,831,484
Philadelphia, Pennsylvania,
2.00% due 6/30/04	50,000	50,426,492
Rockingham County,
New Hampshire,
1.40% due 12/31/03	14,500	14,524,780
Wisconsin School
Districts Cash Flow,
2.25% due 9/23/03	32,450	32,464,435

Tax Free Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	August 31, 2003

Principal
Amount
Issuer	(000’s omitted)	Value

General Obligation Bonds
and Notes — 14.9% (cont’d)

Wisconsin School
Districts Cash Flow,
2.00% due 10/30/03	$25,500	$25,529,374

		224,764,398

Variable Rate Demand Notes* — 69.0%

ABN-Amro Munitops
Certificates Trust,
AMT,
due 4/05/06	16,000	16,000,000
ABN-Amro Munitops
Certificates Trust,
AMT,
due 7/05/06	9,000	9,000,000
ABN-Amro Munitops
Certificates Trust,
due 3/07/07	4,000	4,000,000
ABN-Amro Munitops
Certificates Trust,
due 7/04/07	5,000	5,000,000
ABN-Amro Munitops
Certificates Trust,
due 9/01/09	4,965	4,965,000
ABN-Amro Munitops
Certificates Trust,
due 12/01/09	15,000	15,000,000
Adams County, Colorado,
Industrial Development
Revenue,
due 12/01/15	2,000	2,000,000
Alaska State Housing
Finance Corp., AMT,
due 6/01/07	15,185	15,185,000
Atlanta, Georgia, Airport
Revenue,
due 1/01/30	35,500	35,500,000
Atlanta, Georgia, Water
and Wastewater
Revenue,
due 11/01/33	6,000	6,000,000
California Housing
Finance
Agency Revenue,
AMT,
due 8/01/32	18,100	18,100,000
California State
Department Water
Resource and Power
Supply Revenue,
due 5/01/22	13,000	13,000,000
Chicago, Illinois,
due 1/07/05	12,000	12,000,000
Chicago, Illinois,
due 1/01/23	29,996	29,996,000

	Principal
	Amount
Issuer	(000’s omitted)	Value

Chicago, Illinois, Midway
Airport Revenue,
due 1/01/29	$14,900	$14,900,000
Chicago, Illinois, O’Hare
International Airport
Revenue,
due 7/01/10	17,150	17,150,000
Chicago, Illinois, O’Hare
International Airport
Revenue,
due 1/01/18	9,000	9,000,000
Cincinnati, Ohio, City
School District,
due 6/01/10	3,885	3,885,000
Clark County, Nevada,
Airport Revenue,
AMT,
due 7/01/28	21,875	21,875,000
Clarksville, Arkansas,
Industrial
Development
Revenue, AMT,
due 8/01/13	2,025	2,025,000
Colorado Housing and
Finance Authority,
AMT,
due 10/01/32	25,000	25,000,000
Delaware State
Economic
Development
Authority Revenue,
due 12/01/15	15,880	15,880,000
Delaware State
Economic
Development
Authority,
due 7/01/28	21,200	21,200,000
District Columbia
Revenue,
due 3/01/28	2,750	2,750,000
Du Page County, Illinois,
due 4/01/30	9,855	9,855,000
Everett, Washington,
due 12/01/21	2,600	2,600,000
Franklin County, Ohio,
Hospital Revenue,
due 11/01/25	19,500	19,500,000
Fulton County, Georgia,
Development
Authority Revenue,
due 12/01/12	2,000	2,000,000
Fulton County, Georgia,
Development
Authority Revenue,
due 2/01/18	1,810	1,810,000
Georgia Municipal Gas
Authority,
due 1/01/08	30,000	30,000,000

Tax Free Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	August 31, 2003

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes* — 69.0% (cont’d)

Gwinnett County,
Georgia, Industrial
Development
Revenue,
due 3/01/17	$235	$235,000
Gwinnett County,
Georgia, Hospital
Authority Revenue,
due 7/01/32	10,000	10,000,000
Hillsborough County,
Florida, School Board,
due 1/01/12	7,000	7,000,000
Illinois Educational
Facilities Authority
Revenue,
due 8/15/27	9,350	9,350,000
Illinois Educational
Facilities Authority
Revenue,
due 7/01/36	15,000	15,000,000
Illinois State,
due 11/01/16	10,395	10,395,000
Indiana Health Facilities
Finance Authority
Hospital Revenue,
due 3/02/04	17,900	17,900,000
Indiana Health Facilities
Finance Authority
Hospital Revenue,
due 7/02/04	25,000	25,000,000
Indiana Health Facilities
Finance Authority
Hospital Revenue,
due 10/01/32	3,100	3,100,000
Long Island Power
Authority,
due 4/01/25	5,600	5,600,000
Long Island Power
Authority,
due 5/01/33	4,000	4,000,000
Louisville and Jefferson
County, Kentucky,
regional Airport
Authority Special
Facilities Revenue,
due 1/01/29	15,400	15,400,000
Los Angeles, California,
Water and Power
Revenue,
due 7/01/35	8,000	8,000,000
Lower Neches Valley
Authority,Texas,
Pollution Control
Revenue,
due 2/15/17	7,600	7,600,000

	Principal
	Amount
Issuer	(000’s omitted)	Value

Maine Health and Higher
Educational Facilities,
due 7/01/19	$2,565	$2,565,000
Maine State Housing
Authority Mortgage
Purchase,
due 5/15/07	5,540	5,540,000
Massachusetts State,
due 8/01/19	21,410	21,410,000
Massachusetts State
Health and
Educational Facilities,
due 2/01/34	50,000	50,000,000
Massachusetts State
Health and
Educational
Facilities,
due 7/01/38	30,000	30,000,000
Massachusetts State
Industrial Finance
Agency,
due 11/01/25	1,900	1,900,000
Metropolitan
Government Nashville
and Davidson County,
Tennessee
due 8/2/04	20,000	20,000,000
Metropolitan
Transportation
Authority, New York,
due 7/01/15	7,600	7,600,000
Michigan State,
due 9/15/08	14,000	14,000,000
Minnetonka, Minnesota,
Multi-Family Housing
Revenue,
due 11/15/31	5,000	5,000,000
Missouri State, Health
and Education
Facilities Revenue,
due 7/01/18	3,300	3,300,000
Morristown,Tennessee,
Industrial Development
Board, AMT,
due 2/01/15	4,250	4,250,000
Municipal Securities Trust
Certificates,
due 8/24/11	10,000	10,000,000
Nash County,
North Carolina,
due 12/01/14	1,000	1,000,000
New Hampshire, Health
and Education,
Facilities Authority
Revenue, due 7/01/33	2,100	2,100,000

Tax Free Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	August 31, 2003

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes* — 69.0% (cont’d)

New Hampshire State,
Housing Finance
Authority Multi-family
Revenue,
due 4/15/33	$9,400	$9,400,000
New Hanover County,
North Carolina,
due 3/01/14	2,250	2,250,000
New Hanover County,
North Carolina,
due 3/01/15	2,250	2,250,000
New Hanover County,
North Carolina,
due 3/01/16	2,250	2,250,000
New Jersey State,
Transportation Trust
Fund Authority,
due 12/15/15	8,975	8,975,000
New Jersey State,
Turnpike
Authority,
due 1/01/24	15,000	15,000,000
New York, New York,
City Municipal Water
Finance,
due 6/15/35	12,700	12,700,000
New York, New York,
City Transitional,
due 11/01/22	46,000	46,000,000
New York State,
due 11/15/31	5,300	5,300,000
New York State,
Dormitory Authority
Revenue,
due 2/15/31	8,000	8,000,000
New York State, Local
Government
Assistance,
due 4/01/22	2,400	2,400,000
Oklahoma State,
Industry
Authority Revenue,
due 8/15/29	5,300	5,300,000
Orange County, Florida,
Industrial
Development
Authority,
due 1/01/11	350	350,000
Orlando Utilities,
due 10/07/03	13,000	13,000,000
Pennsylvania State,
due 12/01/08	6,745	6,745,000

	Principal
	Amount
Issuer	(000’s omitted)	Value

Pennsylvania State,
Turnpike Commission
Oil Franchise Tax
Revenue,
due 6/01/11	$4,995	$4,995,000
Quakertown,
Pennsylvania, Hospital
Authority Revenue,
due 7/01/05	20,000	20,000,000
Rhode Island State
Industrial Facilities
Corp.,
due 5/01/05	500	500,000
Rhode Island State
Industrial Facilities
Corp., AMT,
due 11/01/05	1,590	1,590,000
Roswell, Georgia,
Multi-Family Housing
Authority,
due 8/01/27	2,500	2,500,000
Seattle, Washington,
Water System
Revenue,
due 3/01/32	9,100	9,100,000
Sevier County,
Tennessee, Public
Building Authority,
due 6/01/17	1,185	1,185,000
South Carolina,
Education Facilities
Authority,
due 12/01/22	10,000	10,000,000
South Carolina, Jobs
Economic
Development
Authority,
due 11/01/31	17,400	17,400,000
South Carolina, Jobs
Economic
Development
Authority,
due 12/01/31	29,000	29,000,000
South Carolina, Public
Service Authority,
due 10/01/03	3,151	3,151,000
South Carolina,
Transportation
Infrastructure
Revenue,
due 10/01/21	2,500	2,500,000
South Dakota State,
Health and
Educational Facilities
Authority Revenue,
due 9/01/27	15,000	15,000,000

Tax Free Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	August 31, 2003

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes* — 69.0% (cont’d)

Stevenson, Alabama,
Industrial
Development
Board Revenue, AMT,
due 2/01/34	$15,000	$15,000,000
Tarrant County,Texas,
Health Facilities
Development,
due 11/15/26	915	915,000
Tennessee, Housing
Development Agency,
due 7/01/04	4,000	4,000,000
Texas, University
Funding,
due 10/08/03	10,000	10,000,000
University, North
Carolina, Hospital
Chapel Hill Revenue,
due 2/15/31	13,700	13,700,000
University Of Delaware,
Revenue,
due 11/01/23	14,800	14,800,000
Virginia College Building
Authority,
due 9/01/07	4,980	4,980,000
Washington State, Public
Power Supply,
due 1/01/05	6,200	6,200,000
Washington State, Public
Power Supply,
due 7/01/07	10,100	10,100,000
Wyoming Building
Corporation Revenue,
due 10/01/18	2,900	2,900,000

		1,041,857,000

Total Investments,
at Amortized Cost	98.5%	$1,488,525,082
Other Assets
Less Liabilities	1.5	22,036,892

Net Assets	100.0%	$1,510,561,974

AMT — Subject to Alternative Minimum Tax
*	Variable rate demand notes have a demand
feature under which the Fund could tender
them back to the issuer on no more than
7 days notice.

See notes to financial statements

Tax Free Reserves Portfolio
S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S

August 31, 2003

Assets:
Investments, at amortized cost and value (Note 1A)	$1,488,525,082
Cash	500,412
Interest receivable	5,462,702
Receivable for investments sold	20,900,412

Total assets	1,515,388,608

Liabilities:
Payable for investments purchased	4,419,817
Management fees payable (Note 2)	168,180
Accrued expenses and other liabilities	238,637

Total liabilities	4,826,634

Net Assets	$1,510,561,974

Represented by:
Paid-in capital for beneficial interests	$1,510,561,974

See notes to financial statements

Tax Free Reserves Portfolio
S T A T E M E N T O F O P E R A T I O N S

For the Year Ended August 31, 2003

Interest Income (Note 1B):		$20,001,187

Expenses
Management fees (Note 2)	$3,102,343
Custody and fund accounting fees	298,656
Trustees’ fees	163,360
Legal fees	105,281
Audit fees	18,150
Miscellaneous	2,872

Total expenses	3,690,662
Less: aggregate amounts waived by the Manager (Note 2)	(1,362,869)
Less: fees paid indirectly (Note 1D)	(1,433)

Net expenses		2,326,360

Net investment income		17,674,827
Net Realized Loss on Investments		(62,203)

Net Increase in Net Assets Resulting from Operations		$17,612,624

See notes to financial statements

Tax Free Reserves Portfolio
S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S

	Year Ended August 31,

	2003	2002

Increase in Net Assets from Operations:
Net investment income	$17,674,827	$20,053,836
Net realized gain (loss) on investments	(62,203)	207,412

Increase in net assets from operations	17,612,624	20,261,248

Capital Transactions:
Proceeds from contributions	4,803,864,491	3,891,253,128
Value of withdrawals	(4,776,289,886)	(3,198,518,736)

Net increase in net assets from capital transactions	27,574,605	692,734,392

Net Increase in Net Assets	45,187,229	712,995,640

Net Assets:
Beginning of year	1,465,374,745	752,379,105

End of year	$1,510,561,974	$1,465,374,745

See notes to financial statements

Tax Free Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

1. Significant Accounting Policies Tax Free Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue shares of beneficial interest in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio’s use of amortized cost is subject to the Portfolio’s compliance with certain conditions as specified under the 1940 Act.

     B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

     C. Federal Income Taxes The Portfolio’s policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Other Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. Management Fees The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.20% of the Funds’ average daily net assets. The management fee amounted to $3,102,343, of which $1,362,869 was voluntarily waived for the year ended August 31, 2003. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager or

Tax Free Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. InvestmentTransactions Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $10,626,542,241 and $10,580,625,078, respectively, for the year ended August 31, 2003.

4. Federal Income Tax Basis of Investment Securities The cost of investment securities owned at August 31, 2003, for federal income tax purposes, amounted to $1,488,525,082.

5.Trustee Retirement Plan The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Portfolio’s allocable share of the expenses of the Plan for the year ended August 31, 2003 and the related liability at August 31, 2003 was not material.

Tax Free Reserves Portfolio
F I N A N C I A L H I G H L I G H T S

Year Ended August 31,

2003		2002	2001	2000	1999

Ratios/Supplemental Data:
Net Assets, end of year
(000’s omitted)	$1,510,562	$1,465,375	$752,379	$675,492	$657,120
Ratio of expenses to
average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment
income to average net assets	1.14%	1.64%	3.48%	3.77%	3.11%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the years indi-
cated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

Ratios:
Expenses to average
net assets	0.24%	0.24%	0.29%	0.29%	0.29%
Net investment income to
average net assets	1.05%	1.55%	3.34%	3.63%	2.98%

See notes to financial statements

Tax Free Reserves Portfolio
I N D E P E N D E N T   A U D I TO R S ’   R E P O R T

To the Trustees and Investors of
Tax Free Reserves Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax Free Reserves Portfolio (a New York trust) as of August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two year period ended August 31, 2000 were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Free Reserves Portfolio as of August 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
October 13, 2003

Tax Free Reserves Portfolio
A D D I T I O N A L   I N F O R M A T I O N (Unaudited)

     Information about the Trustees and Officers of the Portfolio can be found on pages 14 through 19 of this report.

Trustees
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, CFA, Chairman*
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

Officers
R. Jay Gerken, CFA*
President and
Chief Executive Officer

Lewis E. Daidone*
Senior Vice President
and Chief Administrative Officer

Frances M. Guggino*
Controller

Robert I. Frenkel*
Secretary and Chief Legal Officer

*Affiliated Person of Investment Manager

Investment Manager
(of Tax Free Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Auditors
KPMG LLP
757 Third Avenue
New York, NY 10017

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Tax Free Reserves.

©2003 Citicorp	Citigroup Global Markets Inc.
CFA/RTF/803
03-5467

CitiSM
New York
Tax Free Reserves
ANNUAL REPORT
AUGUST 31, 2003

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

TA B L E O F C O N T E N T S

Letter From the Chairman	1

Manager Overview	2

Fund Facts	5

Fund Performance	6

Portfolio of Investments	7

Statement of Assets and Liabilities	12

Statement of Operations	12

Statements of Changes in Net Assets	13

Notes to Financial Statements	14

Financial Highlights	17

Independent Auditors’ Report	18

Additional Information	19

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, “Change is one thing, progress is another.” You will notice in the following pages that we have begun to implement some changes to your shareholder report, and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change’s sake. Please bear with us during this transition period.

We know that you have questions about fund managers’ decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals. Please read on to learn more about your Fund’s performance and the Manager’s strategy.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

September 8, 2003

1

M A N A G E R   O V E R V I E W

Performance Review

As of August 31, 2003, the seven-day current yield for CitiSM New York Tax Free Reserves (“Fund”) was 0.26% and its seven-day effective yield, which reflects compounding, was also 0.26%. These numbers are the same due to the effects of rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will typically be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

CHARLES K. BARDES Portfolio Manager

Please note a portion of the Fund’s income may be subject to the Alternative Minimum Tax (“AMT”). Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

A Weak Economy Erodes Money Market Yields

The tax-exempt money markets were primarily influenced during the Fund’s fiscal year by a generally weak economy, which gave rise to three primary market forces: declining interest rates, robust investor demand for money market instruments and New York’s deteriorating fiscal condition.

When the year began, a number of high-profile corporate accounting and oversight scandals, the ongoing war on terrorism, a falling stock market and rising geopolitical tensions in the Middle East contributed to persistent economic weakness throughout the United States. In this unsettled environment, corporations refrained from spending and layoffs increased. Consumers represented the one bright spot in the economy, as they continued to spend on major purchases. However, consumer spending alone was not sufficient to revive the struggling economy.

To stimulate greater economic growth and to avoid a “double-dip” recession, the Federal Reserve Board reduced short-term interest rates in November 2002 by a larger than expected 0.5 percentage points. Although the November rate cut was the first of 2002, it was the twelfth in the aggressive rate-reduction campaign that began in January 2001. As short-term interest rates declined, yields of tax-exempt money market instruments trended lower.

The economy began to show tentative signs of improvement soon after the Novem-ber rate cut, including a surge in consumer spending driven by lower mortgage rates, which put cash in consumers’ pockets. However, stronger economic growth proved

2

to be unsustainable as the situation in Iraq worsened. In effect, businesses and consumers adopted a “wait and see” attitude. Even the Fed indicated at its March 2003 meeting that it could not adequately assess prevailing economic risks because of war-related uncertainties.

Investors also adopted a cautious attitude through the first quarter of 2003, preferring the relative stability of U.S. government bonds, municipal bonds and money market funds to riskier asset classes, such as stocks. As a result, demand for tax-exempt money market instruments remained high, putting additional downward pressure on yields.

The persistently weak U.S. economy also took a toll on New York’s fiscal condition. With unemployment rising and the stock market entering the third year of a bear market, revenues from capital gains taxes, income taxes and sales taxes failed to meet budgeted forecasts. In fact, recent estimates put the state of New York’s budget deficit near $6 billion for 2004 to 2005 and $8 billion for 2005 to 2006. To bridge these gaps, both the State and City have cut spending and raised taxes. In addition, New York state and its municipalities have issued a sharply higher volume of short-term, tax-exempt securities compared to the same period one year earlier. An increase in the supply of newly issued securities often causes yields to rise. However, the increased supply was easily absorbed by robust investor demand, and yields of New York tax-exempt money market instruments remained near historical lows.

Military Success, Tax Cuts Foster Greater Optimism

When the war in Iraq began in late March, much of the uncertainty that had plagued the financial markets began to lift. As it became clearer that Saddam Hussein would be deposed quickly and decisively, Americans became more optimistic about their economic futures. Corporations began to spend more freely, consumers continued to refinance their mortgages at historically low rates and spend the difference and the federal government enacted legislation to ease the tax burden on workers and investors. Nonetheless, economic risks, including potential deflationary pressures, remained, and investors generally expected the Fed to reduce interest rates further. The Fed did so in late June, cutting the federal funds ratei to just 1%, its lowest level since the Eisenhower administration. As a result, tax-exempt money market yields generally continued to fall.

By August, evidence of sustainable economic improvement emerged, including stronger retail sales, rising domestic consumption and increasing export activity. As a result, longer-term bond yields began to rise. However, the Fed indicated that it was likely to leave short-term interest rates at prevailing low levels over the foreseeable future, and tax-exempt money market yields generally remained near their lows.

Adapting to a New Economic Climate

For much of the year, we maintained the Fund’s weighted average maturity in a range that we consider longer than average. This strategy enabled us to lock in prevailing yields for as long as we deemed practical while interest rates fell. In addition, we intensified our focus on credit quality, investing only in New York securities we

3

considered creditworthy, including those backed by third-party insurance or other credit enhancements. Because New York City’s credit rating has fallen below the level required for eligibility, the Fund’s only exposure to New York City debt is through credit-enhanced instruments, such as revenue anticipation notesii and variable-rate demand notes.iii In other areas of the State, we have tended to focus on securities from school districts and municipalities that are relatively independent of state aid.

We recently have allowed the Fund’s weighted average maturity to drift lower, and by the end of August it reached a range that we consider only slightly longer than average. This positioning reflects our belief that interest rates are unlikely to move below current levels. Indeed, we have begun to see higher yields at the long end of the tax-exempt money-market yield curve,iv which suggests to us that the market anticipates greater economic growth in the months ahead.

Thank you for your investment in CitiSM New York Tax Free Reserves. We appreciate that you have entrusted us to manage your money, and we value our relationship with you.

Sincerely,

Charles K. Bardes
Portfolio Manager

September 8, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of August 31, 2003 and are subject to change. Please refer to pages 7 through 11 for a list and percentage breakdown of the Fund’s holdings.

i	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve dis-
trict bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.
ii	A Revenue Anticipation Note (RAN) is the short-term debt issue of a municipal entity that is to be repaid out of anticipated revenues suchas sales taxes.When the taxes are collected, the RAN is paid off. Interest from the note is usually tax-free to RAN holders.
iii	Variable Rate Demand Notes (VRDNs) are floating rate notes whose yields are pegged to short-
term interest rates and may be sold back at par to the dealer/remarketing agent.
iv	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

4

F U N D   F A C T S
Fund Objective

To provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes*, preservation of capital and liquidity.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Capital Gains
November 4, 1985	Distributed annually, if any

Net Assets as of 8/31/03	Benchmark**
$1,184.6 million	• Lipper New York Tax Exempt Money
Market Funds Average

• iMoneyNet, Inc. New York Tax
Free Money Market Funds Average

* A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT).
Consult your personal tax adviser.
** The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (exclud-
ing sales charges) of mutual funds with similar objectives.
Citi is a service mark of Citicorp.

5

F U N D   P E R F O R M A N C E
Total Returns

	One	Five	Ten
All Periods Ended August 31, 2003	Year	Years*	Years*

Citi New York Tax Free Reserves Class N	0.63%	2.09%	2.46%
Lipper New York Tax Exempt
Money Market Funds Average	0.66%	2.07%	2.45%
iMoneyNet, Inc. New York Tax Free
Money Market Funds Average	0.62%	2.06%	2.40%
* Average Annual Total Return

7-DayYields
Annualized Current	0.26%
Effective	0.26%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Important Tax Information—For the fiscal year ended August 31, 2003, Class N shares paid $0.00627 per share to shareholders from net investment income. For such period, the Fund designated all dividends paid as exempt-interest dividends. Thus, 100% of these distributions during this period were exempt from Federal income tax and 98.0% of dividends earned were also exempt from New York personal income tax. In addition, 13.5% of the dividends were derived from income earned from certain government obligations which may be subject to the Federal Alternative Minimum Tax (AMT).

Comparison of 7-Day Yields for Citi New York Tax Free Reserves Class N vs. iMoneyNet, Inc. New York Tax Free Money Market Funds Average

As illustrated, Citi New York Tax Free Reserves Class N generally provided an annualized seven-day yield comparable to that of the iMoneyNet, Inc. New York Tax Free Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund ReportTM, for the one-year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

6

Citi New York Tax Free Reserves
P O R T F O L I O O F I N V E S T M E N T S	August 31, 2003

	Principal
	Amount
Issuer	(000’s omitted)	Value

Annual and Semi-Annual Tender Revenue
Bonds and Notes (Puts) — 4.3%

New York City
Health & Hospital Corp.,
Revenue,
3.00% due 2/15/04	$8,495	$8,568,624
New York City, NY,
Transitional Finance
Authority Revenue,
2.50% due 11/06/03	10,000	10,015,467
New York State
Energy, Research &
Development,
1.80% due 12/01/03	7,000	7,004,351
New York State
Urban Development
Corp., Revenue,
3.00% due 12/15/03	25,030	25,151,909

		50,740,351

Bond, Revenue,Tax,Tax and Revenue
Anticipation Notes and General Obligation
Bonds and Notes — 16.2%

Alden, NY, Central
School District,
BANs,
2.00% due 1/08/04	8,795	8,817,753
Baldwin, NY,
Union Free School
District,TANs,
2.00% due 6/29/04	8,500	8,572,156
Eastchester, NY,
Union Free School
District,TANs,
1.50% due 6/25/04	7,000	7,037,834
Erie County, NY,
RANs,
2.50% due 9/17/03	10,500	10,504,855
Herricks, NY,
Union Free School
District, BANs,
2.00% due 12/03/03	10,265	10,281,242
Herricks, NY,
Union Free School
District, BANs,
1.75% due 6/29/04	8,500	8,563,271
Johnson City, NY,
Central School
District, BANs,
1.50% due 6/17/04	20,000	20,084,623
Livingston County, NY,
BANs,
1.75% due 6/16/04	15,000	15,087,884
New York State G.O.
2.00% due 4/15/04	10,000	10,055,234

	Principal
	Amount
Issuer	(000’s omitted)	Value

New York State G.O.
1.02% due 8/05/04	$9,000	$9,000,000
North Hempstead, NY,
BANs,
2.00% due 2/12/04	5,000	5,018,871
Oceanside, NY,
Union Free School
District,TANs,
1.50% due 6/24/04	14,900	14,975,498
Sidney, NY, Central
School District,
BANs,
1.50% due 6/24/04	16,754	16,830,690
South Hampton Town, NY,
BANs,
1.50% due 6/25/04	16,000	16,088,437
Ulster County, NY,
BANs,
1.75% due 6/11/04	5,000	5,028,788
Webutuck, NY,
Central School
District, BANs,
2.25% due 12/17/03	19,900	19,955,828
Yorktown, NY,
Central School
District,TANs,
1.50% due 10/29/03	6,000	6,005,974

		191,908,938

Variable Rate Demand Notes* — 76.9%

ABN-AMRO Munitops
Certificates Trust,
due 4/15/06	3,030	3,030,000
ABN-AMRO Munitops
Certificates Trust,
due 3/07/07	7,561	7,561,000
ABN-AMRO Munitops
Certificates Trust,
due 5/02/07	27,565	27,565,000
ABN-AMRO Munitops
Certificates Trust,
due 2/02/08	21,402	21,402,000
Babylon, NY, Industrial
Development Agency,
AMT,
due 7/01/14	600	600,000
Capital District, NY,
Regional Off Track
Betting,
due 2/01/31	4,600	4,600,000
Hempstead, NY, Industrial
Development Agency
Revenue, AMT,
due 9/15/15	5,050	5,050,000

7

Citi New York Tax Free Reserves
P O R T F O L I O O F I N V E S T M E N T S (Continued)	August 31, 2003

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand Notes* — 76.9% (cont’d)
Jay Street, NY,
Development Corp.,
due 5/01/20	$4,720	$4,720,000
Laurens County, GA,
Development Authority,
AMT,
due 5/01/17	1,000	1,000,000
Long Island, NY,
Power Authority,
due 4/01/10	4,600	4,600,000
Long Island, NY,
Power Authority,
due 4/01/25	11,100	11,100,000
Metropolitan Transit
Authority, NY,
due 10/01/03	42,500	42,500,000
Metropolitan Transit
Authority, NY,
due 11/15/18	6,885	6,885,000
Metropolitan Transit
Authority, NY,
due 11/15/25	14,000	14,000,000
Metropolitan Transit
Authority, NY,
due 11/01/26	3,400	3,400,000
Metropolitan Transit
Authority, NY,
due 11/01/32	10,000	10,000,000
Municipal Securities
Trust Certificates,
due 12/01/14	1,300	1,300,000
Municipal Securities
Trust Certificates,
due 12/02/14	10,645	10,645,000
Nassau County, NY,
Interim Finance
Authority,
due 11/15/22	10,000	10,000,000
New Hanover
County, NC,
due 3/01/13	2,250	2,250,000
New York City, NY,
due 2/01/15	4,995	4,995,000
New York City, NY,
due 2/15/16	9,010	9,010,000
New York City, NY,
due 6/01/17	7,175	7,175,000
New York City, NY,
due 6/01/22	2,000	2,000,000
New York City, NY,
Housing Development,
due 1/15/19	500	500,000
New York City, NY,

	Principal
	Amount
Issuer	(000’s omitted)	Value

Housing Development,
AMT,
due 11/15/19	$4,000	$4,000,000
New York City, NY,
Housing Development,
due 3/15/25	900	900,000
New York City, NY,
Housing Development,
AMT,
due 10/15/35	28,000	28,000,000
New York City, NY,
Industrial Development
Agency, AMT,
due 12/01/17	7,300	7,300,000
New York City, NY,
Industrial Development
Agency, AMT,
due 6/01/32	5,700	5,700,000
New York City, NY,
Municipal Water
Authority,
due 9/18/03	20,000	20,000,000
New York City, NY,
Municipal Water
Authority,
due 9/15/08	9,300	9,300,000
New York City, NY,
Municipal Water
Authority,
due 6/15/21	10,660	10,660,000
New York City, NY,
Municipal Water
Authority,
due 6/15/31	6,830	6,830,000
New York City, NY,
Municipal Water
Authority,
due 6/15/35	5,600	5,600,000
New York City, NY,
Transitional Finance
Authority Revenue,
due 8/01/22	8,620	8,620,000
New York City, NY,
Transitional Finance
Authority Revenue,
due 11/01/22	4,000	4,000,000
New York City, NY,
Transitional Finance
Authority Revenue,
due 11/01/22	1,500	1,500,000
New York City, NY,
Transitional Finance
Authority Revenue,
due 2/15/30	25,000	25,000,000

8

Citi New York Tax Free Reserves
P O R T F O L I O O F I N V E S T M E N T S (Continued)		August 31, 2003

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand Notes* — 76.9% (cont’d)

New York City, NY,
Transitional Finance
Authority Revenue,
due 8/01/31	$2,000	$2,000,000
New York State
Dormitory Authority
Revenue,
due 2/01/06	3,900	3,900,000
New York State
Dormitory Authority
Revenue,
due 2/01/07	3,900	3,900,000
New York State
Dormitory Authority
Revenue,
due 2/15/07	3,100	3,100,000
New York State
Dormitory Authority
Revenue,
due 2/15/08	3,900	3,900,000
New York State
Dormitory Authority
Revenue,
due 1/15/23	5,000	5,000,000
New York State
Dormitory Authority
Revenue,
due 7/01/25	2,000	2,000,000
New York State
Dormitory Authority
Revenue,
due 7/01/28	8,590	8,590,000
New York State
Dormitory Authority
Revenue,
due 5/15/29	10,000	10,000,000
New York State
Dormitory Authority
Revenue,
due 2/15/31	15,000	15,000,000
New York State
Energy, Research &
Development,
due 3/15/04	20,000	20,000,000
New York State
Environmental, AMT,
due 10/02/03	29,800	29,800,000
New York State
Housing Finance
Agency Revenue,
due 5/15/15	4,000	4,000,000

	Principal
	Amount
Issuer	(000's omitted)	Value

New York State
Housing Finance
Agency Revenue,
AMT,
due 5/01/29	$2,600	$2,600,000
New York State
Housing Finance
Agency Revenue,
AMT,
due 5/15/30	9,000	9,000,000
New York State
Housing Finance
Agency Revenue,
AMT,
due 11/15/31	39,100	39,100,000
New York State
Housing Finance
Agency Revenue,
AMT,
due 11/01/34	4,000	4,000,000
Issuer

New York State
Housing Finance
Agency Revenue,
AMT,
due 11/01/34	7,000	7,000,000
New York State
Housing Finance
Agency Revenue,
AMT,
due 11/01/34	35,900	35,900,000
New York State
Housing Finance
Agency Revenue,
AMT,
due 11/01/35	28,600	28,600,000
New York State
Housing Finance
Agency Revenue,
AMT,
due 11/01/35	34,800	34,800,000
New York State
Local Government
Assistance Corp.,
due 4/01/22	49,210	49,210,000
New York State
Local Government
Assistance Corp.,
due 4/01/24	25,000	25,000,000
New York State
Local Government
Assistance Corp.,
due 4/01/25	8,305	8,305,000
New York State
Mortgage Agency,
AMT,
due 4/02/04	11,000	11,000,000

9

Citi New York Tax Free Reserves
P O R T F O L I O O F I N V E S T M E N T S (Continued)		August 31, 2003

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand Notes* — 76.9% (cont’d)

New York State
Mortgage Agency,
AMT,
due 10/01/30	$9,478	$9,478,000
New York State
Thruway Authority,
due 10/01/08	11,495	11,495,000
New York State
Urban Development
Corp.,
due 1/01/29	3,170	3,170,000
Orange County, FL,
Housing Finance
Authority,
due 6/01/25	2,250	2,250,000
Puerto Rico
Commonwealth,
due 7/01/12	5,820	5,820,000
Puerto Rico
Commonwealth,
due 7/01/15	4,500	4,500,000
Puerto Rico
Commonwealth,
due 7/01/19	11,095	11,095,000
Puerto Rico
Commonwealth,
due 7/01/21	13,385	13,385,000
Puerto Rico
Commonwealth,
due 7/01/24	8,145	8,145,000
Puerto Rico
Commonwealth
Highway Transportation,
due 1/01/10	60	60,000
Puerto Rico
Commonwealth
Highway Transportation,
due 7/01/14	7,700	7,700,000
Puerto Rico
Commonwealth
Highway Transportation,
due 7/01/27	7,015	7,015,000
Puerto Rico
Commonwealth
Highway Transportation,
due 7/01/28	800	800,000
Puerto Rico
Commonwealth
Infrastructure,
due 7/01/07	2,200	2,200,000
Puerto Rico
Commonwealth
Infrastructure,
due 7/01/28	9,020	9,020,000

	Principal
	Amount
Issuer	(000’s omitted)	Value

Puerto Rico Electric
Power Authority,
due 7/01/15	$3,595	$3,595,000
Puerto Rico Electric
Power Authority,
due 7/01/22	24,000	24,000,000
Puerto Rico Electric
Power Authority,
due 7/01/23	2,600	2,600,000
Puerto Rico Industrial
Tourist Educational
Revenue,
due 7/08/04	8,700	8,700,000
Puerto Rico Municipal
Finance Agency,
due 8/01/15	3,000	3,000,000
Puerto Rico Public
Buildings Authority,
due 6/01/10	4,665	4,665,000
Rockland County, NY,
Industrial Development
Agency, AMT,
due 4/01/20	4,500	4,500,000
Schenectady County, NY,
Finance Corp.,
due 6/01/09	1,070	1,070,000
Sevier County,TN, Public
Building Authority,
due 6/01/17	375	375,000
Sevier County,TN, Public
Building Authority,
due 6/01/19	3,000	3,000,000
Sevier County,TN, Public
Building Authority,
due 6/01/27	2,315	2,315,000
South Carolina Jobs
Economic
Development, AMT,
due 6/01/15	1,000	1,000,000
Southeast, NY, Industrial
Development Agency,
AMT,
due 12/01/12	2,000	2,000,000
Suffolk County, NY,
Industrial Development
Agency, AMT,
due 12/01/07	2,360	2,360,000
Suffolk County, NY,
Industrial Development
Agency, AMT,
due 12/01/20	3,400	3,400,000
Triborough Bridge and
Tunnel Authority, NY,
due 1/01/12	6,000	6,000,000

10

Citi New York Tax Free Reserves
P O R T F O L I O O F I N V E S T M E N T S (Continued)	August 31, 2003

	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand Notes* — 76.9% (cont’d)

Triborough Bridge and
Tunnel Authority, NY,
due 11/15/18	$11,585	$11,585,000
Triborough Bridge and
Tunnel Authority, NY,
due 11/01/32	10,000	10,000,000
University of Puerto Rico,
Revenue,
due 6/01/25	1,475	1,475,000

		910,776,000

Total Investments,
at Amortized Cost	97.4%	$1,153,425,289
Other Assets
Less Liabilities	2.6	31,131,280

Net Assets	100.0%	$1,184,556,569

AMT — Subject to Alternative Minimum Tax
*  Variable rate demand notes have a demand
  feature under which the fund could tender
  them back to the issuer on no more than 7
  days notice.

See notes to financial statements

11

Citi New York Tax Free Reserves
S T A T E M E N T  O F   A S S E T S   A N D   L I A B I L I T I E S

August 31, 2003

Assets:
Investments, at amortized cost (Note 1A)		$1,153,425,289
Cash		1,393,633
Receivable for investments sold		27,342,903
Interest receivable		3,300,138

Total assets		1,185,461,963

Liabilities:
Management fees payable (Note 3)		369,196
Distribution/Service fees payable (Note 4)		251,843
Dividends payable		172,960
Accrued expenses and other liabilities		111,395

Total liabilities		905,394

Net Assets for 1,184,125,640 shares of beneficial interest		$1,184,556,569

Net Assets Consist of:
Paid-in capital		$1,184,125,640
Accumulated net realized gain on investments		430,929

Total		$1,184,556,569

Net Asset Value, Offering Price and Redemption Price		$1.00

Citi New York Tax Free Reserves
S TAT E M E N T O F O P E R AT I O N S

For the Year Ended August 31, 2003

Interest Income (Note 1B):		$16,383,331

Expenses:
Management fees (Note 3)	$5,898,592
Distribution/Service fees (Note 4)	3,276,995
Transfer agent fees	125,726
Custody and fund accounting fees	80,920
Shareholder reports	76,517
Legal fees	70,256
Audit fees	29,200
Blue sky fees	17,055
Trustees’ fees	14,906
Miscellaneous	31,029

Total expenses	9,621,196
Less: aggregate amount waived by the Manager (Note 3)	(1,307,992)
Less: fees paid indirectly (Note 1E)	(701)

Net expenses		8,312,503

Net Investment income		8,070,828
Net Realized Gain on Investments		430,929

Net Increase in Net Assets Resulting from Operations		$8,501,757

See notes to financial statements

12

Citi New York Tax Free Reserves
S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S
	Year Ended August 31,

	2003	2002

Increase in Net Assets from Operations:
Net investment income	$8,070,828	$15,157,081
Net realized gain on investments	430,929	33,394

Net increase in net assets resulting from operations	8,501,757	15,190,475

From Investment Activities:
Net investment income, declared as dividends
to shareholders (Note 2):
Net investment income	(8,070,828)	(15,157,081)
Net realized gain	(20,450)	—

Decrease in net assets from distributions to shareholders	(8,091,278)	(15,157,081)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Class N shares
Proceeds from sale of shares	1,091,300,855	1,319,231,448
Net asset value of shares issued to shareholders
from reinvestment of dividends	2,550,125	5,266,951
Cost of shares repurchased	(1,250,381,394)	(1,381,637,218)

Net decrease in net assets resulting from
transactions in shares of beneficial interest	(156,530,414)	(57,138,819)

Net Decrease in Net Assets	(156,119,935)	(57,105,425)

Net Assets:
Beginning of year	1,340,676,504	1,397,781,929

End of year	$1,184,556,569	$1,340,676,504

See notes to financial statements

13

Citi New York Tax Free Reserves
N O T E S   TO   F I N A N C I A L   S T A T E M E N T S

1. Significant Accounting Policies Citi New York Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Trust III (the “Trust”) which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end, management investment company. The Investment Manager of the Fund is Citi Fund Management Inc. (the “Manager”). Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor. Citicorp Trust Bank, fsb, (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund’s use of amortized cost is subject to the Fund’s compliance with certain conditions as specified under the 1940 Act.

     B. Interest Income Interest income consists of interest accrued less the amortization of any premium on the investments of the Fund.

     C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies, including Subchapter M, and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

     D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     E. Fees Paid Indirectly The Fund’s custodian calculates its fees based on the Fund’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

14

Citi New York Tax Free Reserves
N O T E S   TO   F I N A N C I A L   S T A T E M E N T S (Continued)

     F. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Dividends The net income of the Fund is determined once daily, as of 12:00 noon Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent), on or prior to the last business day of the month.

3. Management Fees The Manager is responsible for overall management of the Fund’s business affairs, and has a Management Agreement with the Fund. The Manager or an affiliate also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.45% of the Fund’s average daily net assets. The management fee amounted to $5,898,592 of which $1,307,992 was voluntarily waived for the year ended August 31, 2003. The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees The Fund adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act. The Service Plan allows the Fund to pay a monthly fee not to exceed 0.25% of average daily net assets represented by Class N shares. The distribution fees for Class N amounted to $3,276,995 for the year ended August 31, 2003.

     These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (par value $0.00001 per share).

6. Investment Transactions Purchases, and maturities and sales, of money market instruments aggregated $3,110,725,547 and $3,307,303,800, respectively, for the year ended August 31, 2003.

15

Citi New York Tax Free Reserves
N O T E S   TO   F I N A N C I A L   S T A T E M E N T S (Continued)

7. Federal Income Tax Basis of Investment Securities The cost of investment securities owned at August 31, 2003, for federal income tax purposes, amounted to $1,153,425,289.

8. Income Tax Information and Distributions to Shareholders

At August 31, 2003, the tax basis components of distributable earnings were:

Undistributed tax-exempt income	$173,417

Accumulated capital gains (losses)	$430,472

The tax character of distributions paid during the year was:

Tax-exempt income	$8,071,565
Ordinary income	$19,713

Total	$8,091,278

9.Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Fund’s allocable share of the expenses of the Plan for the year ended August 31, 2003 and the related liability at August 31, 2003 was not material.

16

Citi New York Tax Free Reserves
F I N A N C I A L H I G H L I G H T S

	Year Ended August 31,

	2003	2002	2001	2000	1999

Net Asset Value, beginning of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00627	0.01080	0.02905	0.03156	0.02572
Dividends from net
investment income	(0.00627)	(0.01080)	(0.02905)	(0.03156)	(0.02572)

Net Asset Value, end of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net assets, end of year
(000’s omitted)	$1,184,557	$1,340,677	$1,397,782	$1,267,712	$1,181,524
Ratio of expenses to
average net assets	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income
to average net assets	0.63%	1.08%	2.88%	3.16%	2.56%
Total return	0.63%	1.09%	2.94%	3.20%	2.60%
Note: If agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the years indicated and the expenses were not reduced for fees paid indirectly, the net investment income per share and ratios would have been as follows:
Net investment income per share	$0.00516	$0.00959	$0.02707	$0.02963	$0.02391
Ratios:
Expenses to average net assets	0.75%	0.77%	0.85%	0.84%	0.84%
Net investment income to
average net assets	0.53%	0.96%	2.68%	2.97%	2.38%

See notes to financial statements

17

Citi New York Tax Free Reserves
I N D E P E N D E N T   A U D I TO R S ’   R E P O RT

To the Trustees and Shareholders of
Citi New York Tax Free Reserves:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Citi New York Tax Free Reserves of CitiFunds Trust III (the “Trust”) (a Massachusetts business trust) as of August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the years in the two-year period ended August 21, 2000 were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the statements of changes in net assets and financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citi New York Tax Free Reserves of CitiFunds Trust III as of August 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period ended August 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
October 13, 2003

18

Citi New York Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited)

Information about Trustees and Officers The business and affairs of Citi New York Tax Free Reserves (the “Fund”) are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

NON-INTERESTED
TRUSTEES:
Elliott J. Berv	Trustee	Since 2001	President and Chief Operations	35	Board
c/o R. Jay Gerken			Officer, Landmark City (real		Member,
Citigroup Asset			estate development) (since		American
Management			2002); Executive Vice		Identity Corp.
399 Park Avenue			President and Chief Operations		(doing
New York, NY 10022			Officer, DigiGym Systems		business as
Age 60			(on-line personal training		Morpheus
			systems) (since 2001); Chief		Technologies)
			Executive Officer, Rocket City		(biometric
			Enterprises (internet service		information
			company) (since 2000);		management)
			President, Catalyst (consulting)		(since 2001;
			(since 1984).		consultant
since 1999);
Director,
Lapoint
Industries
(industrial fil-
ter company)
(since 2002);
Director,
Alzheimer’s
Association
(New England
Chapter)
(since 1998).
Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	30	Director,
c/o R. Jay Gerken			(engineering) (since 1999);		American
Citigroup Asset			former Chief Executive Officer,		Electric Power
Management			Radian International L.L.C.		(Electric
399 Park Avenue			(engineering) (from 1996 to		Utility) (since
New York, NY 10022			1998), Member of Management		1999);
Age 66			Committee, Signature Science		Director,
			(research and development)		Valero Energy
			(since 2000).		(petroleum
refining)
(since 1999);
Director,
National
Instruments
Corp. (tech-
nology) (since
1994).

19

Citi New York Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

A. Benton Cocanougher	Trustee	Since 2001	Dean Emeritus and Wiley	30	Former Direc-
c/o R. Jay Gerken			Professor, Texas A&M		tor, Randall’s
Citigroup Asset			University (since 2001);		Food Markets,
Management			former Dean and Professor of		Inc. (from
399 Park Avenue			Marketing, College and		1990 to 1999);
New York, NY 10022			Graduate School of Business		former Direc-
Age 65			of Texas A & M University		tor, First
			(from 1987 to 2001).		American
Bank
and First
American
Savings Bank
(from 1994 to
1999).
Mark T. Finn	Trustee	Since 2001	Adjunct Professor, William &	35	Former Presi-
c/o R. Jay Gerken			Mary College (since Septem-		dent and
Citigroup Asset			ber 2002); Principal/Member,		Director, Delta
Management			Belvan Partners/Balfour		Financial, Inc.
399 Park Avenue			Vantage – Manager and		(investment
New York, NY 10022			General Partner to		advisory firm)
Age 60			the Vantage Hedge Fund, LP		(from 1983 to
			(since March 2002); Chair-		1999).
man and Owner, Vantage
Consulting Group, Inc.
(investment advisory and
consulting firm) (since 1988);
former Vice Chairman and
Chief Operating Officer,
Lindner Asset Management
Company (mutual fund
company) (from March 1999
to 2001); former General
Partner and Shareholder,
Greenwich Ventures, LLC
(investment partnership)
(from 1996 to 2001); former
President, Secretary, and
Owner, Phoenix Trading Co.
(commodity trading advisory
firm) (from 1997 to 2000).

20

Citi New York Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Stephen Randolph Gross	Trustee	Since 2001	Partner, Capital Investment	30	Director,
c/o R. Jay Gerken			Advisory Partners (consulting)		United Telesis,
Citigroup Asset			(since January 2000);		Inc. (telecom-
Management			former Managing Director,		munications)
399 Park Avenue			Fountainhead Ventures, LLC		(since 1997);
New York, NY 10022			(consulting) (from 1998 to		Director,
Age 56			2002); Secretary, Carint N.A.		eBank.com,
			(manufacturing) (since 1988);		Inc. (since
			former Treasurer, Hank Aaron		1997); Direc-
			Enterprises (fast food franchise)		tor, Andersen
			(from 1985 to 2001);		Calhoun, Inc.
			Chairman, Gross, Collins &		(assisted
			Cress, P.C. (accounting firm)		living) (since
			(since 1980); Treasurer,		1987); former
			Coventry Limited, Inc.		Director,
			(since 1985).		Charter Bank,
Inc. (from
1987 to 1997);
former Direc-
tor, Yu Save,
Inc. (internet
company)
(from 1998 to
2000); former
Director, Hot-
palm, Inc.
(wireless
applications)
(from 1998 to
2000); former
Director, Ikon
Ventures, Inc.
(from 1997 to
1998).
Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	35	Former
c/o R. Jay Gerken			(since 1993).		Trustee, The
Citigroup Asset					Highland
Management					Family of
399 Park Avenue					Funds (invest-
New York, NY 10022					ment com-
Age 63					pany) (from
March 1997 to
March 1998).
Susan B. Kerley	Trustee	Since 1992	Consultant, Strategic	35	Director,
c/o R. Jay Gerken			Management Advisors, LLC—		Eclipse Funds
Citigroup Asset			Global Research Associates,		(currently
Management			Inc. (investment consulting)		supervises 17
399 Park Avenue			(since 1990).		investment
New York, NY 10022					companies
Age 52					in fund com-
plex) (since
1990).

21

Citi New York Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Alan G. Merten	Trustee	Since 2001	President, George Mason	30	Director,
c/o R. Jay Gerken			University (since 1996).		Comshare,
Citigroup Asset					Inc.
Management					(information
399 Park Avenue					technology)
New York, NY 10022					(since 1985);
Age 61					former
Director, Indus
(information
technology)
(from 1995 to
1999).
C. Oscar Morong, Jr.	Trustee	Since 1991	Managing Director, Morong	35	Former Direc-
c/o R. Jay Gerken			Capital Management		tor, Indonesia
Citigroup Asset			(since 1993).		Fund
Management					(closed-end
399 Park Avenue					fund) (from
New York, NY 10022					1990 to 1999);
Age 68					Trustee, Mor-
gan Stanley
Institutional
Fund
(currently
supervises 75
investment
companies)
(since 1993).
R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	30	None
c/o R. Jay Gerken			University of Houston
Citigroup Asset			(from 1977 to 2002);
Management			Independent Consultant
399 Park Avenue			(since 1984).
New York, NY 10022
Age 61

22

Citi New York Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Walter E. Robb, III	Trustee	Since 2001	President, Benchmark	35	Director, John
c/o R. Jay Gerken			Consulting Group, Inc. (service		Boyle & Co.,
Citigroup Asset			company) (since 1991); Sole		Inc. (textiles)
Management			Proprietor, Robb Associates		(since 1999);
399 Park Avenue			(financial consulting) (since		Director,
New York, NY 10022			1978); Co-owner, Kedron		Harbor
Age 77			Design (gifts) (since 1978);		Sweets, Inc.
			former President and Treasurer,		(candy) (since
			Benchmark Advisors, Inc.		1990);
			(corporate financial consulting)		Director, W.A.
			(from 1989 to 2000).		Wilde
Co. (direct
media market-
ing) (since
1982); Direc-
tor, Alpha
Grainger Man-
ufacturing,
Inc. (electron-
ics) (since
1983); former
Trustee, MFS
Family of
Funds (invest-
ment
company)
(from 1985 to
2001); Har-
vard Club of
Boston (Audit
Committee)
(since 2001).
INTERESTED
TRUSTEE:
R. Jay Gerken*	Chairman,	Since 2002	President since 2002;	Chairman	N/A
Citigroup Asset	President		Managing Director, CGM	of the
Management	and Chief		(since 1996); Chairman,	Board,
399 Park Avenue	Executive		President and Chief Executive	Trustee or
New York, NY 10022	Officer		Officer of Smith Barney Fund	Director
Age 52			Management LLC (“SBFM”),	of 219
Travelers Investment Adviser,
Inc. (“TIA”) and Citi Fund
Management Inc. (“CFM”).
OFFICERS:
Lewis E. Daidone	Senior	Since 2000	Managing Director, CGM	N/A	N/A
125 Broad Street	Vice		(since 1990); former Chief
New York, NY 10004	President		Financial Officer and Treasurer
Age 46	and Chief		of certain mutual funds
	Adminis-		associated with Citigroup Inc.
	trative		Director and Senior Vice
	Officer		President of SBFM and TIA;
Director of CFM.

23

Citi New York Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Frances M. Guggino	Controller	Since 2002	Vice President, Citigroup	N/A	N/A
125 Broad Street			Asset Management (“CAM”)
New York, NY 10004			(since 1991).
Age 46
Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
CAM	Chief	Since 2003	General Counsel, Global
300 First Stamford Place	Legal		Mutual Funds for Citigroup
Stamford, CT 06902	Officer		Asset Management (since
Age 48			1994)

* Mr. Gerken is an “interested person” of the Fund as defined in the 1940 Act because he is an officer of certain affiliates of the Manager.

24

Trustees
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, CFA, Chairman*
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

Officers
R. Jay Gerken, CFA*
President and
Chief Executive Officer

Lewis E. Daidone*
Senior Vice-President and
Chief Administrative Officer

Frances M. Guggino*
Controller

Robert I. Frenkel*
Secretary and Chief Legal Officer

* Affiliated Person of Investment Manager

Investment Manager
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Auditors
KPMG LLP
757 Third Avenue
New York, NY 10017

Legal Counsel
Bingham McCutchen LLP
150 Federal Street,
Boston, MA 02110

This report is prepared for the information of shareholders of Citi New York Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi New York Tax Free Reserves.

©2003 Citicorp	Citigroup Global Markets Inc.
CFA/NYR/803
03-5468

CitiSM
California
Tax Free Reserves
ANNUAL REPORT
AUGUST 31, 2003

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

TA B L E O F C O N T E N T S

Letter From the Chairman	1

Manager Overview	2

Fund Facts	5

Fund Performance	6

Portfolio of Investments	7

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	11

Notes to Financial Statements	12

Financial Highlights	15

Independent Auditors’ Report	16

Additional Information	17

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, “Change is one thing, progress is another.” You will notice in the following pages that we have begun to implement some changes to your shareholder report, and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change’s sake. Please bear with us during this transition period.

We know that you have questions about fund managers’ decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund.

Chairman, President and Chief Executive Officer

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals. Please read on to learn more about your Fund’s performance and the Manager’s strategy.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

September 8, 2003

1

M A N A G E R   O V E R V I E W

Performance Review

As of August 31, 2003, the seven-day current yield for CitiSM California Tax Free Reserves (“Fund”) was 0.24% and its seven-day effective yield, which reflects compounding, was also 0.24%. These numbers are the same due to the effects of rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

CHARLES K. BARDES Portfolio Manager

Please note a portion of the Fund’s income may be subject to the Alternative Minimum Tax (“AMT”). Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

A Weak Economy Erodes Money Market Yields

The tax-exempt money markets were primarily influenced during the Fund’s fiscal year by a generally weak economy, which gave rise to three primary market forces: declining interest rates, robust investor demand for money market instruments and California’s deteriorating fiscal condition.

When the year began, a number of high-profile corporate accounting and oversight scandals, the ongoing war on terrorism, a falling stock market and rising geopolitical tensions in the Middle East contributed to persistent economic weakness throughout the United States. In this unsettled environment, corporations refrained from spending and layoffs increased. Consumers represented the one bright spot in the economy, as they continued to spend on major purchases. However, consumer spending alone was not sufficient to revive the struggling economy.

To stimulate greater economic growth and to avoid a “double-dip” recession, the Federal Reserve Board reduced short-term interest rates in November 2002 by a larger than expected 0.5 percentage points. Although the November rate cut was the first of 2002, it was the twelfth in the aggressive rate-reduction campaign that began in January 2001. As short-term interest rates declined, yields of tax-exempt money market instruments trended lower.

The economy began to show tentative signs of improvement soon after the November rate cut, including a surge in consumer spending driven by lower mortgage rates, which put cash in consumers’ pockets. However, stronger economic growth proved to be unsustainable as the situation in Iraq worsened. In effect, businesses and consumers adopted a “wait and see” attitude. Even the Fed indicated

2

at its March 2003 meeting that it could not adequately assess prevailing economic risks because of war-related uncertainties.

Investors also adopted a cautious attitude through the first quarter of 2003, preferring the relative stability of U.S. government bonds, municipal bonds and money market funds to riskier asset classes, such as stocks. As a result, demand for tax-exempt money market instruments remained high, putting additional downward pressure on yields.

The persistently weak U.S. economy also took a toll on California’s fiscal condition. With unemployment rising and the stock market entering the third year of a bear market, revenues from capital gains taxes, income taxes and sales taxes failed to meet budgeted forecasts. In fact, recent estimates put California’s budget deficit at $38 billion. California’s deteriorating fiscal condition contributed to efforts to recall Governor Gray Davis and led to downgrades of the State’s credit rating, making borrowing more expensive. Nonetheless, California and its municipalities have issued a record volume of short-term, tax-exempt securities to fund their budget deficits, including the recent issuance of $11 billion of revenue anticipation warrants. This surge in the supply of newly issued securities caused yields to rise relative to tax-exempt money market instruments from other states.

Military Success, Tax Cuts Foster Greater Optimism

When the war in Iraq began in late March, much of the uncertainty that had plagued the financial markets began to lift. As it became clearer that Saddam Hussein would be deposed quickly and decisively, Americans became more optimistic about their economic futures. Corporations began to spend more freely, consumers continued to refinance their mortgages at historically low rates and spend the difference and the federal government enacted legislation to ease the tax burden on workers and investors. Nonetheless, economic risks, including potential deflationary pressures, remained, and investors generally expected the Fed to reduce interest rates further. The Fed did so in late June, cutting the federal funds ratei to just 1%, its lowest level since the Eisenhower administration. As a result, tax-exempt money market yields generally continued to fall.

By August, evidence of sustainable economic improvement emerged, including stronger retail sales, rising domestic consumption and increasing export activity. As a result, longer-term bond yields began to rise. However, the Fed indicated that it was likely to leave short-term interest rates at prevailing low levels over the foreseeable future, and tax-exempt money market yields generally remained near their lows.

Adapting to a New Economic Climate

For much of the year, we maintained the Fund’s weighted average maturity in a range that we consider longer than average. This strategy enabled us to lock in prevailing yields for as long as we deemed practical while interest rates fell. In addition, we intensified our focus on credit research, investing only in California securities we considered creditworthy, including those backed by third-party insurance or other credit enhancements. We also tended to prefer securities from local issuers that, in our view, were less dependent on state aid.

3

We recently have allowed the Fund’s weighted average maturity to drift lower, and by the end of August it reached a range that we consider only slightly longer than average. This positioning reflects our belief that interest rates are unlikely to move below current levels. Indeed, we have begun to see higher yields at the long end of the tax-exempt money-market yield curve,ii which suggests to us that the market anticipates greater economic growth in the months ahead.

Thank you for your investment in CitiSM California Tax Free Reserves. We appreciate that you have entrusted us to manage your money, and we value our relationship with you.

Sincerely,

Charles K. Bardes
Portfolio Manager

September 8, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of August 31, 2003 and are subject to change. Please refer to pages 7 through 8 for a list and percentage breakdown of the Fund’s holdings.

i	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve dis-
trict bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.
ii	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

4

F U N D   FA C T S
Fund Objective

To provide its shareholders with high levels of current income exempt from both federal and California personal income taxes*, preservation of capital and liquidity.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Capital Gains
March 10, 1992	Distributed annually, if any

Net Assets as of 8/31/03	Benchmark**
$290.7 million	• Lipper California Tax Exempt Money
Market Funds Average

• iMoneyNet, Inc. California Tax
Free Money Market Funds Average
*	A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT).
Consult your personal tax adviser.
**	The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (exclud-
ing sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

5

F U N D   P E R F O R M A N C E
Total Returns

	One	Five	Ten
All Periods Ending August 31, 2003	Year	Years*	Years*

Citi California Tax Free Reserves Class N	0.62%	1.94%	2.45%
Lipper California Tax Exempt
Money Market Funds Average	0.67%	1.94%	2.40%
iMoneyNet, Inc. California Tax Free
Money Market Funds Average	0.61%	1.92%	2.37%
* Average Annual Total Return

7-DayYields
Annualized Current	0.24%
Effective	0.24%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Important Tax Information—For the fiscal year ended August 31, 2003, Class N shares paid $0.00618 per share to shareholders from net investment income. For such period, the Fund designated all dividends paid as exempt-interest dividends. Thus, 100% of these distributions during this period were exempt from federal income tax and 98.3% of dividends earned were also exempt from California personal income tax. In addition, 7.9% of the dividends were derived from income earned from certain government obligations which may be subject to the Federal Alternative Minimum Tax (AMT).

Comparison of 7-Day Yields for Citi California Tax Free Reserves Class N vs. iMoneyNet, Inc. California Tax Free Money Market Funds Average

As illustrated, Citi California Tax Free Reserves generally provided a similar annualized seven-day yield to that of the iMoneyNet, Inc. California Tax Free Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund ReportTM, for the one-year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.Yields and total returns will fluctuate and past performance is no guarantee of future results.Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

6

Citi California Tax Free Reserves
P O R T F O L I O O F I N V E S T M E N T S	August 31, 2003
Principal
Amount
Issuer	(000’s omitted)	Value

Annual and Semi-Annual Tender Revenue
Bonds and Notes (Puts) — 3.4%

California
Educational Facility
Authority Revenue,
due 1/07/04	$10,000	$10,000,000

Bond, Revenue,Tax,Tax and Revenue
Anticipation Notes and General Obligation
Bonds and Notes — 15.9%

Alameda, CA,
Unified School District,
TRANs, 2.00%
due 6/30/04	5,000	5,044,288
Fontana, CA, Unified
School District,
TRANs, 1.75%
due 7/02/04	5,000	5,034,678
Los Gatos, CA, School
District,TRANs, 1.50%
due 6/30/04	3,250	3,265,729
Montebello, CA,
TRANs, 1.50%
due 6/30/04	5,700	5,725,694
Mount Diablo, CA,
Unified School
District,TRANs, 2.50%
due 11/25/03	15,000	15,038,915
Petaluma, CA, City
School District,TRANs,
2.00% due 6/30/04	1,935	1,951,979
San Diego, CA, County
& School District
Note, RANs, 1.75%
due 6/30/04	5,000	5,034,866
San Diego, CA, Unified
School District,TRANs,
2.00% due 6/30/04	5,000	5,045,533

		46,141,682

Variable Rate Demand Notes* — 80.6%

ABN-Amro Municipal
Trust Receipts,
due 5/06/07	1,000	1,000,000
ABN-Amro Municipal
Trust Receipts,
due 7/05/06	2,000	2,000,000
Anaheim, CA, Multi-Family
Housing Authority, AMT,
due 3/15/33	3,580	3,580,000
Bay Area Toll Authority, CA,
Toll Bridge Revenue,
due 4/1/36	10,000	10,000,000
California Educational
Facility Authority
Revenue, due 11/01/29	1,085	1,085,000
Principal
Amount
Issuer	(000’s omitted)	Value

California Housing
Finance Agency
Revenue, AMT,
due 8/01/32	$3,900	$3,900,000
California Housing
Finance Agency
Revenue, AMT,
due 2/01/33	3,025	3,025,000
California Infrastructure
& Economic
Development
Bank, due 4/01/33	13,500	13,500,000
California State
Department Water
Reserves,
due 5/01/22	13,700	13,700,000
California Statewide
Community
Development,
due 12/01/22	2,550	2,550,000
California Statewide
Community
Development, AMT,
due 6/01/24	3,180	3,180,000
California Statewide
Community
Development,
due 9/01/29	4,150	4,150,000
California Statewide
Community
Development, AMT,
due 10/15/30	8,640	8,640,000
California Statewide
Community
Development, AMT,
due 2/15/36	6,000	6,000,000
Gordon County, GA,
Development Authority,
AMT, due 9/01/17	1,000	1,000,000
Irvine Ranch, CA, Water
District, due 6/01/15	11,400	11,400,000
Kern County, CA, High
School District,
due 2/01/13	3,800	3,800,000
Lancaster, CA,
Redevelopment Agency
Multi-Family Housing,
due 12/01/31	3,000	3,000,000
Lancaster, CA,
Redevelopment Agency
Multi-Family Housing,
due 12/15/31	10,330	10,330,000
Livermore, CA,
Multi-Family
Revenue, due 7/15/18	100	100,000

7

Citi California Tax Free Reserves
P O R T F O L I O O F I N V E S T M E N T S (Continued)	August 31, 2003
Principal
Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand Notes* — 80.5%
(cont’d)

Livermore, CA,
Redevelopment Agency
Multi-Family Housing,
AMT, due 11/01/40	$4,000	$4,000,000
Los Angeles, CA,
Community College,
due 8/01/17	8,135	8,135,000
Los Angeles, CA,
Convention and
Exhibition Center
Authority, due 6/16/04	4,000	4,000,000
Los Angeles, CA,
Wastewater System
Revenue,
due 12/01/31	4,000	4,000,000
Los Angeles, CA,
Water and Power
Revenue, due 7/01/35	5,000	5,000,000
Manteca, CA, Financing
Authority, due 7/01/33	3,000	3,000,000
Metropolitan Water
District, Southern
California, due 7/01/20	9,800	9,800,000
Metropolitan Water
District, Southern
California, due 7/01/28	4,800	4,800,000
Modesto, CA, High
School District,
due 8/01/18	1,000	1,000,000
Modesto, CA, High
School District,
due 8/01/24	6,125	6,125,000
Newport Beach, CA,
Revenue, due 10/01/22	2,500	2,500,000
Orange County, CA,
Impt Act 1915,
due 9/02/18	1,000	1,000,000
Orange County, CA,
Impt Act 1915,
due 9/02/33	1,000	1,000,000
Orange County, CA,
Recovery Certificates,
due 7/01/19	8,995	8,995,000
Otay, CA, Water
Distribution
Certificates,
due 9/01/26	3,400	3,400,000
Puerto Rico
Commonwealth,
Government
Development
Bank, due 12/01/15	5,400	5,400,000
Puerto Rico Electric
Power Authority,
due 7/01/15	900	900,000
	Principal
	Amount
Issuer	(000’s omitted)	Value

Puerto Rico Electric
Power Authority,
due 7/01/22	$6,000	$6,000,000
Puerto Rico Electric
Power Authority,
due 7/01/23	5,800	5,800,000
Puerto Rico Industrial
Tourist Educational
Revenue, due 7/08/04	620	620,000
Puerto Rico Municipal
Finance Agency,
due 8/01/12	7,455	7,455,000
Puerto Rico Public
Finance Corp.,
due 6/01/26	2,300	2,300,000
Sacramento County,
CA, City Financing
Authority, due 5/01/16	4,800	4,800,000
San Diego County, CA,
Certificate Partnership,
due 1/01/23	1,500	1,500,000
San Francisco, CA,
City & County, AMT,
due 5/01/24	4,800	4,800,000
Turlock, CA, Irrigation
Distribution Certificate,
due 6/01/31	5,650	5,650,000
University of Puerto Rico
Revenue, due 6/01/25	4,000	4,000,000
Vacaville, CA, Multi-Family
Housing, due 5/15/29	9,600	9,600,000
Westminster, CA,
Redevelopment Tax
Allocation,
due 8/01/27	2,650	2,650,000

		234,170,000

Total Investments,
at Amortized Cost	99.9%	290,311,682
Other Assets
Less Liabilities	0.1	421,546

Net Assets	100.0%	$290,733,228

AMT — Subject to Alternative Minimum Tax
*	Variable rate demand notes have a demand
feature under which the Fund could tender
them back to the issuer on no more than
7 days notice.

See notes to financial statements

8

Citi California Tax Free Reserves
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

August 31, 2003

Assets:
Investments, at amortized cost (Note 1A)	290,311,682
Cash	53,763
Interest receivable	633,586

Total assets	290,999,031

Liabilities:
Management fees payable (Note 3)	77,657
Distribution/Service fees payable (Note 4)	62,865
Dividends payable	48,256
Accrued expenses and other liabilities	77,025

Total liabilities	265,803

Net Assets for 290,646,153 shares of beneficial interest outstanding	$290,733,228

Net Assets Consist of:
Paid-in capital	$290,646,153
Accumulated net realized gain on investments	87,075

Total	$290,733,228

Net Asset Value, Offering Price and Redemption Price Per Share	$1.00

See notes to financial statements

9

Citi California Tax Free Reserves
S TA T E M E N T   O F   O P E R A T I O N S

For the Year Ended August 31, 2003

Investment Income (Note 1B):	$3,744,704

Expenses:
Management fees (Note 3)	$1,359,616
Distribution/Service fees (Note 4)	755,342
Transfer agent fees	58,799
Legal fees	57,809
Shareholder reports	36,662
Custody and fund accounting fees	31,002
Audit fees	25,200
Blue sky fees	17,136
Trustees’ fees	8,424
Miscellaneous	8,933

Total expenses	2,358,923
Less: aggregate amounts waived by the Manager (Note 3)	(393,579)
Less: fees paid indirectly (Note 1E)	(613)

Net expenses	1,964,731

Net investment income	1,779,973
Net Realized Gain on Investments	87,075

Net Increase in Net Assets Resulting from Operations	$1,867,048

See notes to financial statements

10

Citi California Tax Free Reserves
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

	Year Ended August 31,

	2003	2002

Increase in Net Assets from Operations:
Net investment income	$1,779,973	$3,311,985
Net realized gain on investments	87,075	167,810

Net increase in net assets resulting from operations	1,867,048	3,479,795

Dividends to Shareholders from:
Net investment income	(1,779,973)	(3,311,985)
Net realized gains	(74,741)	—

Decrease in net assets from distributions to shareholders	(1,854,714)	(3,311,985)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Proceeds from sale of shares	481,252,269	333,625,618
Net asset value of shares issued to shareholders
from reinvestment of dividends	213,130	465,902
Cost of shares repurchased	(485,691,345)	(339,913,764)

Net decrease in net assets from transactions
in shares of beneficial interest	(4,225,946)	(5,822,244)

Net Decrease in Net Assets	(4,213,612)	(5,654,434)

Net Assets:
Beginning of year	294,946,840	300,601,274

End of year	$290,733,228	$294,946,840

See notes to financial statements

11

Citi California Tax Free Reserves
N O T E S   TO   F I N A N C I A L   S T A T E M E N T S

1. Significant Accounting Policies Citi California Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Trust III (the “Trust”), which is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Investment Manager of the Fund is Citi Fund Management Inc. (the “Manager”). Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor. Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund’s use of amortized cost is subject to the Fund’s compliance with certain conditions as specified under the 1940 Act.

     B. Interest Income Interest income consists of interest accrued, and accretion of market discount less the amortization of any premium on the investments of the Fund.

     C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies, including Subchapter M, and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

     D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     E. Fees Paid Indirectly The Fund’s custodian calculates its fees based on the Fund’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

     F. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

12

Citi California Tax Free Reserves
N O T E S   TO   F I N A N C I A L   S T A T E M E N T S (Continued)

2. Dividends The net income of the Fund is determined once daily, as of 12:00 noon Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent), on or prior to the last business day of the month.

3. Management Fees The Manager is responsible for overall management of the Fund’s business affairs, and has a Management Agreement with the Fund. The Manager or an affiliate also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.45% of the Fund’s average daily net assets. The management fees amounted to $1,359,616, of which $393,579 was voluntarily waived for the year ended August 31, 2003. The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees The Trust adopted a Service Plan pursuant to Rule l2b-1 under the 1940 Act. The Service Plan allows the Fund to pay a monthly fee not to exceed 0.25% of the average daily net assets represented by Class N shares. The Service fees paid amounted to $755,342 for the year ended August 31, 2003. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (par value $0.00001 per share).

6. Investment Transactions Purchases and maturities and sales of money market instruments aggregated $818,846,303 and $822,060,024, respectively, for the year ended August 31, 2003.

7. Federal Income Tax Basis of Investment Securities The cost of investment securities owned at August 31, 2003 for federal income tax purposes, amounted to $290,311,682.

13

Citi California Tax Free Reserves
N O T E S   TO   F I N A N C I A L   S T A T E M E N T S (Continued)

8. Income Tax Information and Distributions to Shareholders
At August 31, 2003, the tax basis components of distributable earnings were:

Undistributed tax-exempt income	$48,242

Undistributed ordinary income	$68,696

Accumulated capital gain	$18,379

The tax character of distributions paid during the year was:

Tax-exempt income	$1,780,113
Ordinary income	$74,601

Total	$1,854,714

9. Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Fund’s allocable share of the expenses of the Plan for the year ended August 31, 2003 and the related liability at August 31, 2003 was not material.

14

Citi California Tax Free Reserves
F I N A N C I A L   H I G H L I G H T S

	Year Ended August 31,

	2003	2002	2001	2000	1999

Net Asset Value,
beginning of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00618	0.01046	0.02588	0.02907	0.02473
Less dividends from net
investment income	(0.00618)	(0.01046)	(0.02588)	(0.02907)	(0.02473)

Net Asset Value, end of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net assets, end of year
(000’s omitted)	$290,733	$294,947	$300,601	$313,292	$306,033
Ratio of expenses to average
net assets	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net
assets after fees paid indirectly	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income
to average net assets	0.59%	1.04%	2.57%	2.90%	2.47%
Total return	0.62%	1.05%	2.62%	2.95%	2.50%

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the years indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income per share	$0.00482	$0.00861	$0.02295	$0.02680	$0.02243
Ratios:
Expenses to average net assets	0.78%	0.82%	0.92%	0.88%	0.88%
Net investment income to
average net assets	0.46%	0.87%	2.30%	2.67%	2.24%

See notes to financial statements

15

Citi California Tax Free Reserves
I N D E P E N D E N T   A U D I TO R S ’   R E P O RT

To the Trustees and Shareholders of
Citi California Tax Free Reserves:

     We have audited the accompanying statement of assets and liabilities including the schedule of investments of Citi California Tax Free Reserves of CitiFunds Trust III (the “Trust”) (a Massachusetts business trust) as of August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the years in the two-year period ended August 31, 2000 were audited by other auditors whose report thereon, dated Octo-ber 4, 2000, expressed an unqualified opinion on the statements of changes in net assets and financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citi California Tax Free Reserves of CitiFunds Trust III and the results of its operations for the year then ended as of August 31, 2003, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period ended August 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
 October 13, 2003

16

Citi California Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited)

Information about Trustees and Officers The business and affairs of Citi California Tax Free Reserves (the “Fund”) are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and offi-cers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

NON-INTERESTED
TRUSTEES:
Elliott J. Berv	Trustee	Since 2001	President and Chief	35	Board
c/o R. Jay Gerken			Operations Officer, Landmark		Member,
Citigroup Asset			City (real estate development)		American
Management			(since 2002); Executive Vice		Identity Corp.
399 Park Avenue			President and Chief		(doing
New York, NY 10022			Operations Officer, DigiGym		business as
Age 60			Systems (on-line personal		Morpheus
			training systems) (since 2001);		Technologies)
			Chief Executive Officer,		(biometric
			Rocket City Enterprises		information
			(internet service company)		management)
			(since 2000); President,		(since 2001;
			Catalyst (consulting)		consultant
			(since 1984).		since 1999);
Director,
Lapoint
Industries
(industrial fil-
ter company)
(since 2002);
Director,
Alzheimer’s
Association
(New England
Chapter)
(since 1998).
Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	30	Director,
c/o R. Jay Gerken			(engineering) (since 1999);		American
Citigroup Asset			former Chief Executive		Electric Power
Management			Officer, Radian International		(Electric
399 Park Avenue			L.L.C. (engineering) (from		Utility) (since
New York, NY 10022			1996 to 1998), Member of		1999);
Age 66			Management Committee,		Director,
			Signature Science (research		Valero Energy
			and development)		(petroleum
			(since 2000).		refining)
(since 1999);
Director,
National
Instruments
Corp. (tech-
nology) (since
1994).

17

Citi California Tax Free Reserves

A D D I T I O N A L I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

A. Benton Cocanougher	Trustee	Since 2001	Dean Emeritus and Wiley	30	Former Direc-
c/o R. Jay Gerken			Professor, Texas A&M		tor, Randall’s
Citigroup Asset			University (since 2001);		Food Markets,
Management			former Dean and Professor of		Inc. (from
399 Park Avenue			Marketing, College and		1990 to 1999);
New York, NY 10022			Graduate School of Business		former Direc-
Age 65			of Texas A & M University		tor, First
			(from 1987 to 2001).		American
Bank
and First
American
Savings Bank
(from 1994 to
1999).
Mark T. Finn	Trustee	Since 2001	Adjunct Professor, William &	35	Former Presi-
c/o R. Jay Gerken			Mary College (since Septem-		dent and
Citigroup Asset			ber 2002); Principal/Member,		Director, Delta
Management			Belvan Partners/Balfour		Financial, Inc.
399 Park Avenue			Vantage – Manager and		(investment
New York, NY 10022			General Partner to		advisory firm)
Age 60			the Vantage Hedge Fund, LP		(from 1983 to
			(since March 2002); Chair-		1999).
man and Owner, Vantage
Consulting Group, Inc.
(investment advisory and
consulting firm) (since 1988);
former Vice Chairman and
Chief Operating Officer,
Lindner Asset Management
Company (mutual fund
company) (from March 1999
to 2001); former General
Partner and Shareholder,
Greenwich Ventures, LLC
(investment partnership)
(from 1996 to 2001); former
President, Secretary, and
Owner, Phoenix Trading Co.
(commodity trading advisory
firm) (from 1997 to 2000).

18

Citi California Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Stephen Randolph Gross	Trustee	Since 2001	Partner, Capital Investment	30	Director,
c/o R. Jay Gerken			Advisory Partners (consulting)		United Telesis,
Citigroup Asset			(since January 2000);		Inc. (telecom-
Management			former Managing Director,		munications)
399 Park Avenue			Fountainhead Ventures, LLC		(since 1997);
New York, NY 10022			(consulting) (from 1998 to		Director,
Age 56			2002); Secretary, Carint N.A.		eBank.com,
			(manufacturing) (since 1988);		Inc. (since
			former Treasurer, Hank Aaron		1997); Direc-
			Enterprises (fast food franchise)		tor, Andersen
			(from 1985 to 2001);		Calhoun, Inc.
			Chairman, Gross, Collins &		(assisted
			Cress, P.C. (accounting firm)		living) (since
			(since 1980); Treasurer,		1987); former
			Coventry Limited, Inc.		Director,
			(since 1985).		Charter Bank,
Inc. (from
1987 to 1997);
former Direc-
tor, Yu Save,
Inc. (internet
company)
(from 1998 to
2000); former
Director, Hot-
palm, Inc.
(wireless
applications)
(from 1998 to
2000); former
Director, Ikon
Ventures, Inc.
(from 1997 to
1998).
Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	35	Former
c/o R. Jay Gerken			(since 1993).		Trustee, The
Citigroup Asset					Highland
Management					Family of
399 Park Avenue					Funds (invest-
New York, NY 10022					ment com-
Age 63					pany) (from
March 1997 to
March 1998).
Susan B. Kerley	Trustee	Since 1992	Consultant, Strategic	35	Director,
c/o R. Jay Gerken			Management Advisors, LLC—		Eclipse Funds
Citigroup Asset			Global Research Associates,		(currently
Management			Inc. (investment consulting)		supervises 17
399 Park Avenue			(since 1990).		investment
New York, NY 10022					companies
Age 52					in fund com-
plex) (since
1990).

19

Citi California Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Alan G. Merten	Trustee	Since 2001	President, George Mason	30	Director,
c/o R. Jay Gerken			University (since 1996).		Comshare,
Citigroup Asset					Inc.
Management					(information
399 Park Avenue					technology)
New York, NY 10022					(since 1985);
Age 61					former
Director, Indus
(information
technology)
(from 1995 to
1999).
C. Oscar Morong, Jr.	Trustee	Since 1991	Managing Director, Morong	35	Former Direc-
c/o R. Jay Gerken			Capital Management		tor, Indonesia
Citigroup Asset			(since 1993).		Fund
Management					(closed-end
399 Park Avenue					fund) (from
New York, NY 10022					1990 to 1999);
Age 68					Trustee, Mor-
gan Stanley
Institutional
Fund
(currently
supervises 75
investment
companies)
(since 1993).
R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	30	None
c/o R. Jay Gerken			University of Houston
Citigroup Asset			(from 1977 to 2002);
Management			Independent Consultant
399 Park Avenue			(since 1984).
New York, NY 10022
Age 61

20

Citi California Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Walter E. Robb, III	Trustee	Since 2001	President, Benchmark	35	Director, John
c/o R. Jay Gerken			Consulting Group, Inc. (service		Boyle & Co.,
Citigroup Asset			company) (since 1991); Sole		Inc. (textiles)
Management			Proprietor, Robb Associates		(since 1999);
399 Park Avenue			(financial consulting) (since		Director,
New York, NY 10022			1978); Co-owner, Kedron		Harbor
Age 77			Design (gifts) (since 1978);		Sweets, Inc.
			former President and		(candy) (since
			Treasurer, Benchmark		1990);
			Advisors, Inc.(corporate		Director, W.A.
			financial consulting)		Wilde
			(from 1989 to 2000).		Co. (direct
media market-
ing) (since
1982); Direc-
tor, Alpha
Grainger Man-
ufacturing,
Inc. (electron-
ics) (since
1983); former
Trustee, MFS
Family of
Funds (invest-
ment
company)
(from 1985 to
2001); Har-
vard Club of
Boston (Audit
Committee)
(since 2001).
INTERESTED
TRUSTEE:
R. Jay Gerken*	Chairman,	Since 2002	President since 2002;	Chairman	N/A
Citigroup Asset	President		Managing Director, CGM	of the
Management	and Chief		(since 1996); Chairman,	Board,
399 Park Avenue	Executive		President and Chief Executive	Trustee or
New York, NY 10022	Officer		Officer of Smith Barney Fund	Director
Age 52			Management LLC (“SBFM”)	of 219
Travelers Investment Adviser,
Inc. (“TIA”) and Citi Fund
Management Inc. (“CFM”)
OFFICERS:
Lewis E. Daidone	Senior	Since 2000	Managing Director, CGM	N/A	N/A
125 Broad Street	Vice		(since 1990); former Chief
New York, NY 10004	President		Financial Officer and
Age 46	and Chief		Treasurer of certain mutual
	Adminis-		funds associated with
	trative		Citigroup Inc.; Director and
	Officer		Senior Vice President of
SBFM and TIA; Director of
CFM.

21

Citi California Tax Free Reserves
A D D I T I O N A L   I N F O R M A T I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Frances M. Guggino	Controller	Since 2002	Vice President, Citigroup	N/A	N/A
125 Broad Street			Asset Management (“CAM”)
New York, NY 10004			(since 1991).
Age 46
Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
CAM	Chief	Since 2003	General Counsel, Global
300 First Stamford Place	Legal		Mutual Funds for Citigroup
Stamford, CT 06902	Officer		Asset Management (since
Age 48			1994)
*  Mr. Gerken is an “interested person” of the Fund as defined in the 1940 Act because he is an officer of Smith Barney Fund Management LLC and certain affiliates of the Manager.

22

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Trustees
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, CFA, Chairman*
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

Officers
R. Jay Gerken, CFA*
President and
Chief Executive Officer

Lewis E. Daidone*
Senior Vice-President and
Chief Administrative Officer

Frances M. Guggino*
Controller

Robert I. Frenkel*
Secretary and Chief Legal Officer

*Affiliated Person of Investment Manager

Investment Manager
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Auditors
KPMG LLP
757 Third Avenue
New York, NY 10017

Legal Counsel
Bingham McCutchen LLP
150 Federal Street,
Boston, MA 02110

This report is prepared for the information of shareholders of Citi California Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi California Tax Free Reserves.

©2003 Citicorp	Citigroup Global Markets Inc.
CFA/RCA/803
03-5465

CitiSM
Connecticut
Tax Free Reserves

ANNUAL REPORT
AUGUST 31, 2003

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

TA B L E O F C O N T E N T S

Letter From the Chairman	1

Manager Overview	2

Fund Facts	5

Fund Performance	6

Portfolio of Investments	7

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	11

Notes to Financial Statements	12

Financial Highlights	15

Independent Auditors’ Report	17

Additional Information	18

L E T T E R  F R O M  T H E  C H A I R M A N

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, “Change is one thing, progress is another.” You will notice in the following pages that we have begun to implement some changes to your shareholder report, and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change’s sake. Please bear with us during this transition period.

We know that you have questions about fund managers’ decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals. Please read on to learn more about your Fund’s performance and the Manager’s strategy.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

September 8, 2003

1

M A N A G E R   O V E R V I E W

Performance Review

As of August 31, 2003, the seven-day current yield for CitiSM Connecticut Tax Free Reserves (“Fund”) was 0.25% and its seven-day effective yield, which reflects compounding, was also 0.25%. These numbers are the same due to the effects of rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will typically be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

CHARLES K. BARDES Portfolio Manager

Please note a portion of the Fund’s income may be subject to the Alternative Minimum Tax (“AMT”). Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

A Weak Economy Erodes Money Market Yields

The tax-exempt money markets were primarily influenced during the Fund’s fiscal year by a generally weak economy, which gave rise to three primary market forces: declining interest rates, robust investor demand for money market instruments and Connecticut’s deteriorating fiscal condition.

When the year began, a number of high-profile corporate accounting and oversight scandals, the ongoing war on terrorism, a falling stock market and rising geopolitical tensions in the Middle East contributed to persistent economic weakness throughout the United States. In this unsettled environment, corporations refrained from spending and layoffs increased. Consumers represented the one bright spot in the economy, as they continued to spend on major purchases. However, consumer spending alone was not sufficient to revive the struggling economy.

To stimulate greater economic growth and to avoid a “double-dip” recession, the Federal Reserve Board reduced short-term interest rates in November 2002 by a larger than expected 0.5 percentage points. Although the November rate cut was the first of 2002, it was the twelfth in the aggressive rate-reduction campaign that began in January 2001. As short-term interest rates declined, yields of tax-exempt money market instruments trended lower.

The economy began to show tentative signs of improvement soon after the Novem-ber rate cut, including a surge in consumer spending driven by lower mortgage rates, which put cash in consumers’ pockets. However, stronger economic growth proved

2

to be unsustainable as the situation in Iraq worsened. In effect, businesses and consumers adopted a “wait and see” attitude. Even the Fed indicated at its March 2003 meeting that it could not adequately assess prevailing economic risks because of war-related uncertainties.

Investors also adopted a cautious attitude through the first quarter of 2003, preferring the relative stability of U.S. government bonds, municipal bonds and money market funds to riskier asset classes, such as stocks. As a result, demand for tax-exempt money market instruments remained high, putting additional downward pressure on yields.

The persistently weak U.S. economy also took a toll on Connecticut’s fiscal condition. With unemployment rising and the stock market entering the third year of a bear market, revenues from capital gains taxes, income taxes and sales taxes failed to meet budgeted forecasts. Recent estimates put the State’s budget deficit for fiscal year 2003 at approximately $75 million, and Moody’s Investor Service, a nationally recognized credit rating agency, downgraded its credit rating for Connecticut’s short-term debt. To bridge its budget gap, the State has cut spending and raised certain taxes. In addition, Connecticut and its municipalities have issued a sharply higher volume of short-term, tax-exempt securities compared to the same period one year earlier. An increase in the supply of newly issued securities often causes yields to rise. However, the increased supply was easily absorbed by robust investor demand, and yields of Connecticut tax-exempt money market instruments remained near historical lows.

Military Success, Tax Cuts Foster Greater Optimism

When the war in Iraq began in late March, much of the uncertainty that had plagued the financial markets began to lift. As it became clearer that Saddam Hussein would be deposed quickly and decisively, Americans became more optimistic about their economic futures. Corporations began to spend more freely, consumers continued to refinance their mortgages at historically low rates and spend the difference and the federal government enacted legislation to ease the tax burden on workers and investors. Nonetheless, economic risks, including potential deflationary pressures, remained, and investors generally expected the Fed to reduce interest rates further. The Fed did so in late June, cutting the federal funds ratei to just 1%, its lowest level since the Eisenhower administration. As a result, tax-exempt money market yields generally continued to fall.

By August, evidence of sustainable economic improvement emerged, including stronger retail sales, rising domestic consumption and increasing export activity. As a result, longer-term bond yields began to rise. However, the Fed indicated that it was likely to leave short-term interest rates at prevailing low levels over the foreseeable future, and tax-exempt money market yields generally remained near their lows.

Adapting to a New Economic Climate

For much of the year, we maintained the Fund’s weighted average maturity in a range that we consider longer than average. This strategy enabled us to lock in pre-

3

vailing yields for as long as we deemed practical while interest rates fell. In addition, we intensified our focus on credit quality, investing in triple-A rated securities, including those backed by third-party insurance or other credit enhancements. In addition, we have tended to focus on variable rate demand notesii and securities from localities that we believe are relatively independent of state aid.

We recently have allowed the Fund’s weighted average maturity to drift lower, and by the end of August it reached a range that we consider only slightly longer than average. This positioning reflects our belief that interest rates are unlikely to move below current levels. Indeed, we have begun to see higher yields at the long end of the tax-exempt money-market yield curve,iii which suggests to us that the market anticipates greater economic growth in the months ahead.

Thank you for your investment in CitiSM Connecticut Tax Free Reserves. We appreciate that you have entrusted us to manage your money, and we value our relationship with you.

Sincerely,

Charles K. Bardes
Portfolio Manager

September 8, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of August 31, 2003 and are subject to change. Please refer to pages 7 through 8 for a list and percentage breakdown of the Fund’s holdings.

i	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.
ii	Variable Rate Demand Notes (VRDNs) are floating rate notes whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.
iii	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

4

F U N D   F A C T S

Fund Objective
To provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes,* preservation of capital and liquidity.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Capital Gains
Class N shares	Distributed annually, if any
December 1, 1993

Smith Barney Connecticut	Benchmark**
Money Market Portfolio	• Lipper Connecticut Tax Exempt
Class A shares (“Class A shares”)	Money Market Funds Average
July 3, 2001
• iMoneyNet, Inc. Connecticut Tax
Net Assets as of 8/31/03	Free Money Market Funds Average
Class N shares: $140.8 million
Class A shares: $73.8 million

*	A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Consult your personal tax adviser.
**	The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

             Citi is a service mark of Citicorp.

5

F U N D P E R F O R M A N C E
Total Returns

	One	Five	Since
For the Periods Ended August 31, 2003	Year	Years*	Inception*

Citi Connecticut Tax Free Reserves Class N	0.55%	2.01%	2.52%#
Smith Barney Connecticut Money
Market Portfolio Class A	0.55%	—	0.90%##
Lipper Connecticut Tax Exempt Money
Market Funds Average	0.48%	1.89%	2.33%†
iMoneyNet, Inc. Connecticut Tax Free
Money Market Funds Average	0.48%	1.87%	2.30%†
Average Annual Total Return

*	Since 11/30/93	#	Commencement of Operations 12/1/93
†	7-DayYields	##	Commencement of Operations 7/3/01

	Class N	Class A

Annualized Current	0.25%	0.25%
Effective	0.25%	0.25%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Important Tax Information—For the fiscal year ended August 31, 2003, Citi Connecticut Tax Free Reserves Class N shares paid $0.00545 per share and Smith Barney Connecticut Money Market Portfolio Class A shares paid $0.00545 per share to shareholders from net investment income. For such period, the Fund designated all dividends paid as exempt-interest dividends. Thus, 100% of these distributions during this period were exempt from federal income tax and 95.0% of dividends earned were also exempt from Connecticut personal income tax. In addition, 7.3% of the dividends were derived from income earned from certain government obligations which may be subject to the Federal Alternative Minimum Tax (AMT).

Comparison of 7-Day Yields for Citi Connecticut Tax Free Reserves Class N vs. iMoneyNet, Inc. Connecticut Tax Free Money Market Funds Average

As illustrated, Citi Connecticut Tax Free Reserves Class N provided an annualized seven-day yield comparable to that of the iMoneyNet, Inc. Con-necticut Tax Free Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund ReportTM, for the one-year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.Yields and total returns will fluctuate and past performance is no guarantee of future results.Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

6

Citi Connecticut Tax Free Reserves
P O R T F O L I O O F I N V E S T M E N T S	August 31, 2003
Principal
Amount
Issuer	(000’s omitted)	Value

Annual and Semi-Annual Tender Revenue
Bonds and Notes (Puts) — 2.5%

Connecticut State
Housing Finance
Authority, 2.00%
due 5/15/04	$5,370	$5,410,135

Bond, Revenue,Tax,Tax and Revenue
Anticipation Notes and General Obligation
Bonds and Notes — 39.2%

Coventry, CT, BANs,
2.00% due 12/11/03	2,730	2,735,969
Fairfield, CT, G.O.,
1.50% due 7/29/04	5,000	5,028,138
Groton Town, CT, G.O.,
2.00% due 12/05/03	1,000	1,002,545
Ledyard, CT, G.O, .
2.00% due 02/19/04	5,895	5,921,603
Madison, CT, BANs,
2.00% due 3/18/04	9,000	9,048,416
Meriden, CT, BANs,
2.00% due 8/06/04	13,534	13,663,451
Milford, CT, G.O.,
2.00% due 11/06/03	4,370	4,377,792
Monroe, CT, G.O.,
2.00% due 05/05/04	6,500	6,541,215
New Haven, CT, G.O.
0.80% due 10/07/03	7,000	7,000,000
Southbury, CT, BANs,
2.00% due 12/15/03	3,650	3,658,507
Stamford, CT, BANs,
2.00% due 11/03/03	10,000	10,016,665
Trumbull, CT, BANs,
2.25% due 9/15/03	10,000	10,003,596
West Haven , CT, G.O.,
2.00% due 1/29/04	5,000	5,018,688

		84,016,585

Variable Rate Demand Notes* — 57.9%

Connecticut State
Development Authority
Revenue, AMT,
due 6/01/13	3,000	3,000,000
Connecticut State
Development Authority
Revenue,
due 7/01/15	3,770	3,770,000
Connecticut State
Health and Educational
Facilities, due 7/01/20	8,500	8,500,000
Connecticut State
Health and Educational
Facilities, due 7/01/22	6,300	6,300,000
Issuer	Principal Amount (000’s omitted)	Value

Connecticut State
Health and Educational
Facilities, due 7/01/24	$5,805	$5,805,000
Connecticut State
Health and Educational
Facilities, due 7/01/27	8,300	8,300,000
Connecticut State
Health and Educational
Facilities, due 7/01/30	7,485	7,485,000
Connecticut State
Health and Educational
Facilities, due 7/01/31	16,150	16,150,000
Connecticut State
Health and Educational
Facilities, due 7/01/33	3,400	3,400,000
Connecticut State
Housing Finance
Authority, AMT,
due 11/15/24	1,851	1,851,000
Connecticut State
Housing Finance
Authority,
due 11/15/28	2,000	2,000,000
Connecticut State
Housing Finance
Authority,
due 11/15/30	515	515,000
Connecticut State
Housing Finance
Authority,
due 5/15/31	785	785,000
Connecticut State
Special Tax Obligation,
due 10/01/11	5,000	5,000,000
Connecticut State,
due 2/15/21	10,000	10,000,000
Municipal Securities
Trust, AMT,
due 3/30/15	8,000	8,000,000
North Canaan, CT,
Housing Authority
Revenue, due 8/01/31	5,090	5,090,000
Norwalk, CT, G.O.
due 2/01/17	8,000	8,000,000
Puerto Rico
Commonwealth
Highways &
Transportation,
due 7/01/09	760	760,000
Puerto Rico
Commonwealth
Highways &
Transportation,
due 1/01/11	2,000	2,000,000
Puerto Rico
Commonwealth
Infrastructure Financing
Authority, due 1/07/07	100	100,000

7

Citi Connecticut Tax Free Reserves
P O RT F O L I O O F I N V E S T M E N T S (Continued)	August 31, 2003

Issuer	Principal Amount (000’s omitted)	Value

Variable Rate Demand Notes* — 57.9%
(cont’d)

Puerto Rico
Commonwealth
Infrastructure Financing
Authority, due 7/01/07	$800	$800,000
Puerto Rico
Electrical Power
Authority,
due 7/01/15	2,500	2,500,000
Puerto Rico
Electrical Power
Authority,
due 7/01/23	500	500,000
Puerto Rico
Electrical Power
Authority, due 7/01/22	1,300	1,300,000
Puerto Rico
Government
Development Bank,
due 12/01/15	3,000	3,000,000
Puerto Rico
Industrial Tourist
Educational Medical &
Environmental Control
Authority, AMT,
due 12/01/30	4,400	4,400,000
South Central Connecticut
Reginal Water Authority,
due 8/01/32	5,000	5,000,000

		124,311,000

Total Investments,
at Amortized Cost	99.6%	$213,737,720
Other Assets
Less Liabilities	0.4	860,118

Net Assets	100.0%	$214,597,838

AMT — Subject to Alternative Minimum Tax
* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

8

Citi Connecticut Tax Free Reserves
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

August 31, 2003

Assets:
Investments, at amortized cost (Note 1A)	$ 213,737,720
Cash	249,905
Interest receivable	814,598

Total assets	214,802,223

Liabilities:
Management fees payable (Note 3)	69,195
Distribution/Service fees payable (Note 4)	36,491
Dividends payable	24,887
Accrued expenses and other liabilities	73,812

Total liabilities	204,385

Net Assets	$ 214,597,838

Net Assets Consist of:
Paid-in capital	$ 214,582,298
Accumulated net realized gain on investments	15,540

Total	$ 214,597,838

Class N shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($140,809,306/140,799,089 shares outstanding)	$1.00

Smith Barney Connecticut Money Market Portfolio
Class A shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($73,788,532/73,783,209 shares outstanding)	$1.00

See notes to financial statements

9

Citi Connecticut Tax Free Reserves
S T A T E M E N T   O F   O P E R A T I O N S

For the Year Ended August 31, 2002

Interest Income (Note 1B):		$2,754,237

Expenses:
Management fees (Note 3)	$1,037,370
Distribution/Service fees Class N shares (Note 4)	390,768
Distribution/Service fees Class A shares (Note 4)	74,220
Legal fees	57,889
Transfer agent fees	53,778
Custody and fund accounting fees	38,610
Blue sky fees	34,710
Audit fees	26,117
Shareholder reports	25,806
Trustees’ fees	6,489
Miscellaneous	8,869

Total expenses	1,754,626
Less: aggregate amount waived by the Manager (Note 3)	(257,394)
Less: fees paid indirectly (Note 1E)	(160)

Net expenses		1,497,072

Net investment income		1,257,165
Net Realized Gain on Investments		15,540

Net Increase in Net Assets Resulting from Operations		$1,272,705

See notes to financial statements

10

Citi Connecticut Tax Free Reserves
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

	Year Ended August 31,

	2003	2002

Increase in Net Assets from Operations:
Net investment income	$1,257,165	$2,710,247
Net realized gain on investments	15,540	35,578

Net increase in net assets resulting from operations	1,272,705	2,745,825

From Investment Activities:
Net investment income, declared as dividends
to shareholders (Note 2):
Class N shares	(857,006)	(2,115,149)
Class A shares	(400,159)	(595,098)

Decrease in net assets from distributions to shareholders	(1,257,165)	(2,710,247)

Net investment income, declared as net realized gains
to shareholders
Class N shares	(1,964)	(28,689)
Class A shares	(845)	(4,136)

Decrease in net assets from distributions to shareholders	(2,809)	(32,825)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Class N Shares
Proceeds from sale of shares	240,659,458	232,643,745
Net asset value of shares issued to shareholders
from reinvestment of dividends	149,296	413,032
Cost of shares repurchased	(267,548,648)	(295,441,748)

Total Class N shares	(26,739,894)	(62,384,971)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Smith Barney Connecticut Money Market Portfolio
Class A Shares
Proceeds from sale of shares	231,419,026	268,484,830
Net asset value of shares issued to shareholders
from reinvestment of dividends	392,182	616,722
Cost of shares repurchased	(224,149,188)	(234,952,325)

Total Class A shares	7,662,020	34,149,227

Total decrease in net assets from transactions in shares of
beneficial interest	(19,077,874)	(28,235,744)

Net Decrease in Net Assets	(19,065,143)	(28,232,991)

Net Assets:
Beginning of year	233,662,981	261,895,972

End of year	$214,597,838	$233,662,981

See notes to financial statements

11

Citi Connecticut Tax Free Reserves
N OT E S   T O   F I N A N C I A L   S T A T E M E N T S

1. Significant Accounting Policies Citi Connecticut Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Trust III (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Investment Manager of the Fund is Citi Fund Management Inc. (the “Manager”). Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor. Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent. State Street Bank and Trust Company (“State Street”) acts as the Fund’s sub-transfer agent with respect to Class N shares. PFPC Global Fund Services (“PFPC”) acts as the Fund’s sub-transfer agent with respect to Smith Barney Con-necticut Money Market Portfolio Class A shares (“Class A shares”). CTB receives fees and asset-based fees that vary according to the account size and type of account. State Street is responsible for Class N shareholder accounts and each are paid by CTB. PFPC is responsible for shareholder recordkeeping and financial processing for all Class A shareholder accounts. The Fund as of August 31, 2003 offers Class N shares and Class A shares. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund were liquidated.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund’s use of amortized cost is subject to the Fund’s compliance with certain conditions as specified under the 1940 Act.

     B. Interest Income Interest income consists of interest accrued, and accretion of market discount less the amortization of any premium on the investments of the Fund.

     C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies, including Subchapter M, and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

12

Citi Connecticut Tax Free Reserves
N OT E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

     D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     E. Fees Paid Indirectly The Fund’s custodian calculates its fees based on the Fund’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

     F. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Dividends The net income of the Fund is determined once daily, as of 12:00 noon Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent), on or prior to the last business day of the month.

3. Management Fees The Manager is responsible for overall management of the Fund’s business affairs, and has a Management Agreement with the Fund. The Manager or an affiliate also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.45% of the Funds’ average daily net assets. The management fees amounted to $1,037,370, of which $257,394 was voluntarily waived for the year ended August 31, 2003. The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees The Fund adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act. The Service Plan allows the Fund to pay a monthly fee not to exceed 0.25% and 0.10% of the average daily net assets represented by Class N and Class A shares, respectively. The Service fees paid for Class N and Class A amounted to $390,768, and $74,220, respectively , for the year ended August 31, 2003.

     These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the dis-

13

Citi Connecticut Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Continued)

tributor and others for providing personal service or the maintenance of shareholders accounts.

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (par value $0.00001 per share).

6. Investment Transactions Purchases, and maturities and sales of money market instruments aggregated $583,647,779 and $603,439,925, respectively, for the year ended August 31, 2003.

7. Federal Income Tax Basis of Investment Securities The cost of investment securities owned at August 31, 2003 for federal income tax purposes, amounted to $213,737,720.

8. Income Tax Information and Distributions to Shareholders

At August 31, 2003, the tax basis components of distributable earnings were:

Undistributed tax-exempt income	$24,885

Undistributed ordinary income	$15,540

The tax character of distributions paid during the year was:

Tax-exempt income	$1,257,424
Ordinary income	2,550

Total	$1,259,974

9.Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Fund’s allocable share of the expenses of the Plan for the year ended August 31, 2003 and the related liability at August 31, 2003 was not material.

14

Citi Connecticut Tax Free Reserves
F I N A N C I A L  H I G H L I G H T S

	Class N shares

	Year Ended August 31,

	2003	2002	2001	2000	1999

Net Asset Value, beginning of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00545	0.01092	0.02724	0.03052	0.02550
Less dividends from
net investment income	(0.00545)	(0.01092)	(0.02724)	(0.03052)	(0.02550)

Net Asset Value,
end of year	$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$140,809	$167,541	$229,924	$208,401	$162,053
Ratio of expenses to average net assets	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets
after fees paid indirectly	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to
average net assets	0.55%	1.10%	2.70%	3.08%	2.54%
Total return	0.55%	1.10%	2.76%	3.10%	2.58%

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the years indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income per share	$0.00421	$0.00881	$0.02453	$0.02819	$0.02289
Ratios:
Expenses to average net assets	0.76%	0.83%	0.92%	0.93%	0.91%
Net investment income to
average net assets	0.44%	0.92%	2.43%	2.80%	2.28%

See notes to financial statements

15

Citi Connecticut Tax Free Reserves

F I N A N C I A L  H I G H L I G H T S (Continued)

	Smith Barney Connecticut Money
	Market Portfolio Class A shares

			For the period
			July 3, 2001
	Year Ended August 31,		(Commencement of
			operations)
	2003	2002	to August 31, 2001

Net Asset Value, beginning of year	$1.00000	$1.00000	$1.00000
Net investment income	0.00545	0.01088	0.00301
Less dividends from net
investment income	(0.00545)	(0.01088)	(0.00301)

Net Asset Value, end of year	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, end of year (000’s omitted)	$73,789	$66,122	$31,972
Ratio of expenses to average net assets	0.65%	0.65%	0.65%*
Ratio of expenses to average net assets
after fees paid indirectly	0.65%	0.65%	0.65%*
Ratio of net investment income to
average net assets	0.54%	1.09%	1.77%*
Total return	0.55%	1.09%	0.30%**

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the years indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income per share	$0.00432	$0.00925	$0.00030
Ratios:
Expenses to average net assets	0.76%	0.83%	4.37%*
Net investment income (loss)
to average net assets	0.43%	0.92%	(1.95)%*

*	Annualized
**	Not Annualized

See notes to financial statements

16

Citi Connecticut Tax Free Reserves
I N D E P E N D E N T   A U D I T O R S ’   R E P O RT

To the Trustees and Shareholders of Citi Connecticut Tax Free Reserves:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Citi Connecticut Tax Free Reserves of CitiFunds Trust III (the “Trust”) (a Massachusetts business trust) as of August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial highlights for each of the years in the two-year period ended August 31, 2000 were audited by other auditors whose report thereon, dated October 4, 2000, expressed an unqualified opinion on the statements of changes in net assets and financial highlights.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citi Connecti-cut Tax Free Reserves of CitiFunds Trust III as of August 31, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period ended August 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
October 13, 2003

17

Citi Connecticut Tax Free Reserves
A D D I T I O N A L  I N F O R M AT I O N (Unaudited)

Information about Trustees and Officers The business and affairs of Citi Connecticut Tax Free Reserves (the “Fund”) are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

NON-INTERESTED
TRUSTEES:
Elliott J. Berv	Trustee	Since 2001	President and Chief	35	Board
c/o R. Jay Gerken			Operations Officer, Landmark		Member,
Citigroup Asset			City (real estate development)		American
Management			(since 2002); Executive Vice		Identity Corp.
399 Park Avenue			President and Chief		(doing
New York, NY 10022			Operations Officer, DigiGym		business as
Age 60			Systems (on-line personal		Morpheus
			training systems) (since		Technologies)
			2001); Chief Executive		(biometric
			Officer, Rocket City		information
			Enterprises (internet service		management)
			company) (since 2000);		(since 2001;
			President, Catalyst		consultant
			(consulting) (since 1984).		since 1999);
Director,
Lapoint
Industries
(industrial fil-
ter company)
(since 2002);
Director,
Alzheimer’s
Association
(New England
Chapter)
(since 1998).
Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	30	Director,
c/o R. Jay Gerken			(engineering) (since 1999);		American
Citigroup Asset			former Chief Executive		Electric Power
Management			Officer, Radian International		(Electric
399 Park Avenue			L.L.C. (engineering) (from		Utility) (since
New York, NY 10022			1996 to 1998), Member of		1999);
Age 66			Management Committee,		Director,
			Signature Science (research		Valero Energy
			and development)		(petroleum
			(since 2000).		refining)
(since 1999);
Director,
National
Instruments
Corp. (tech-
nology) (since
1994).

18

Citi Connecticut Tax Free Reserves
A D D I T I O N A L   I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

A. Benton Cocanougher	Trustee	Since 2001	Dean Emeritus and Wiley	30	Former Direc-
c/o R. Jay Gerken			Professor, Texas A&M		tor, Randall’s
Citigroup Asset			University (since 2001);		Food Markets,
Management			former Dean and Professor of		Inc. (from
399 Park Avenue			Marketing, College and		1990 to 1999);
New York, NY 10022			Graduate School of Business		former Direc-
Age 65			of Texas A & M University		tor, First
			(from 1987 to 2001).		American
Bank
and First
American
Savings Bank
(from 1994 to
1999).

Mark T. Finn	Trustee	Since 2001	Adjunct Professor, William &	35	Former Presi-
c/o R. Jay Gerken			Mary College (since Septem-		dent and
Citigroup Asset			ber 2002); Principal/Member,		Director, Delta
Management			Belvan Partners/Balfour		Financial, Inc.
399 Park Avenue			Vantage – Manager and		(investment
New York, NY 10022			General Partner to		advisory firm)
Age 60			the Vantage Hedge Fund, LP		(from 1983 to
			(since March 2002); Chair-		1999).
man and Owner, Vantage
Consulting Group, Inc.
(investment advisory and
consulting firm) (since 1988);
former Vice Chairman and
Chief Operating Officer,
Lindner Asset Management
Company (mutual fund
company) (from March 1999
to 2001); former General
Partner and Shareholder,
Greenwich Ventures, LLC
(investment partnership)
(from 1996 to 2001); former
President, Secretary, and
Owner, Phoenix Trading Co.
(commodity trading advisory
firm) (from 1997 to 2000).

19

Citi Connecticut Tax Free Reserves
A D D I T I O N A L   I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Stephen Randolph Gross	Trustee	Since 2001	Partner, Capital Investment	30	Director,
c/o R. Jay Gerken			Advisory Partners (consulting)		United Telesis,
Citigroup Asset			(since January 2000);		Inc. (telecom-
Management			former Managing Director,		munications)
399 Park Avenue			Fountainhead Ventures, LLC		(since 1997);
New York, NY 10022			(consulting) (from 1998 to		Director,
Age 56			2002); Secretary, Carint N.A.		eBank.com,
			(manufacturing) (since 1988);		Inc. (since
			former Treasurer, Hank Aaron		1997); Direc-
			Enterprises (fast food		tor, Andersen
			franchise) (from 1985 to		Calhoun, Inc.
			2001); Chairman, Gross,		(assisted
			Collins & Cress, P.C.		living) (since
			(accounting firm) (since 1980);		1987); former
			Treasurer, Coventry Limited,		Director,
			Inc. (since 1985).		Charter Bank,
Inc. (from
1987 to 1997);
former Direc-
tor, Yu Save,
Inc. (internet
company)
(from 1998 to
2000); former
Director, Hot-
palm, Inc.
(wireless
applications)
(from 1998 to
2000); former
Director, Ikon
Ventures, Inc.
(from 1997 to
1998).

Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	35	Former
c/o R. Jay Gerken			(since 1993).		Trustee, The
Citigroup Asset					Highland
Management					Family of
399 Park Avenue					Funds (invest-
New York, NY 10022					ment com-
Age 63					pany) (from
March 1997 to
March 1998).

Susan B. Kerley	Trustee	Since 1992	Consultant, Strategic	35	Director,
c/o R. Jay Gerken			Management Advisors, LLC—		Eclipse Funds
Citigroup Asset			Global Research Associates, Inc.		(currently
Management			(investment consulting)		supervises 17
399 Park Avenue			(since 1990).		investment
New York, NY 10022					companies
Age 52					in fund com-
plex) (since
1990).

20

Citi Connecticut Tax Free Reserves
A D D I T I O N A L   I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Alan G. Merten	Trustee	Since 2001	President, George Mason	30	Director,
c/o R. Jay Gerken			University (since 1996).		Comshare,
Citigroup Asset					Inc.
Management					(information
399 Park Avenue					technology)
New York, NY 10022					(since 1985);
Age 61					former
Director, Indus
(information
technology)
(from 1995 to
1999).

C. Oscar Morong, Jr.	Trustee	Since 1991	Managing Director, Morong	35	Former Direc-
c/o R. Jay Gerken			Capital Management		tor, Indonesia
Citigroup Asset			(since 1993).		Fund
Management					(closed-end
399 Park Avenue					fund) (from
New York, NY 10022					1990 to 1999);
Age 68					Trustee, Mor-
gan Stanley
Institutional
Fund
(currently
supervises 75
investment
companies)
(since 1993).

R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	30	None
c/o R. Jay Gerken			University of Houston
Citigroup Asset			(from 1977 to 2002);
Management			Independent Consultant
399 Park Avenue			(since 1984).
New York, NY 10022
Age 61

21

Citi Connecticut Tax Free Reserves
A D D I T I O N A L   I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Walter E. Robb, III	Trustee	Since 2001	President, Benchmark	35	Director, John
c/o R. Jay Gerken			Consulting Group, Inc. (service		Boyle & Co.,
Citigroup Asset			company) (since 1991); Sole		Inc. (textiles)
Management			Proprietor, Robb Associates		(since 1999);
399 Park Avenue			(financial consulting) (since		Director,
New York, NY 10022			1978); Co-owner, Kedron		Harbor
Age 77			Design (gifts) (since 1978);		Sweets, Inc.
			former President and		(candy) (since
			Treasurer, Benchmark		1990);
			Advisors, Inc.(corporate		Director, W.A.
			financial consulting)		Wilde
			(from 1989 to 2000).		Co. (direct
media market-
ing) (since
1982); Direc-
tor, Alpha
Grainger Man-
ufacturing,
Inc. (electron-
ics) (since
1983); former
Trustee, MFS
Family of
Funds (invest-
ment
company)
(from 1985 to
2001); Har-
vard Club of
Boston (Audit
Committee)
(since 2001).
INTERESTED
TRUSTEE:
R. Jay Gerken*	Chairman,	Since 2002	President since 2002; Managing	Chairman	N/A
Citigroup Asset	President		Director, CGM (since 1996);	of the
Management	and Chief		Chairman, President and Chief	Board,
399 Park Avenue	Executive		Executive Officer of Smith	Trustee or
New York, NY 10022	Officer		Barney Fund Management	Director
Age 52			LLC (“SBFM”), Travelers	of 219
Investment Advisers, Inc.
(“TIA”) and Citi Fund
Management Inc. (“CFM”)

OFFICERS:
Lewis E. Daidone	Senior	Since 2000	Managing Director, CGM	N/A	N/A
125 Broad Street	Vice		(since 1990); former Chief
New York, NY 10004	President		Financial Officer and Treasurer
Age 46	and Chief		of certain mutual funds
	Admini-trative		associated with Citigroup Inc.,
	Officer		Director and Senior Vice
President of SBFM and TIA;
Director of CFM

22

Citi Connecticut Tax Free Reserves
A D D I T I O N A L   I N F O R M AT I O N (Unaudited) (Continued)

				Number of	Other Board
			Principal	Portfolios In	Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Frances M. Guggino	Controller	Since 2002	Vice President, Citigroup	N/A	N/A
125 Broad Street			Asset Management (“CAM”)
New York, NY 10004			(since 1991).
Age 46

Robert I. Frenkel	Secretary,	Since 2000	Managing Director and	N/A	N/A
CAM	Chief	Since 2003	General Counsel, Global
300 First Stamford Place	Legal		Mutual Funds for Citigroup
Stamford, CT 06902	Officer		Asset Management (since
Age 48			1994)

*Mr. Gerken is an “interested person” of the Fund as defined in the 1940 Act because he is an officer of Smith Barney Fund Management LLC and certain affiliates of the Manager.

23

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Trustees
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, CFA, Chairman*
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong Jr.
R. Richardson Pettit
Walter E. Robb, III

Officers
R. Jay Gerken, CFA*
President and
Chief Executive Officer

Lewis E. Daidone*
Senior Vice President and
Chief Administrative Officer

Frances M. Guggino*
Controller
Robert I. Frenkel*
Secretary and Chief Legal Officer

* Affiliated Person of Investment Manager

Investment Manager
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, RI 02940-9699

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street,
Boston, MA 02110

Auditors
KPMG LLP
757 Third Avenue
New York, NY 10017

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Connecticut Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Connecticut Tax Free Reserves.

©2003 Citicorp	Citigroup Global Markets Inc.
CFA/RCT/803
03-5466

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees of the registrant has determined that Mr. Stephen
         Randolph Gross, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to
         Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Gross as the Audit Committee's financial expert. Mr.
         Gross is an "independent" Trustee pursuant to paragraph (a)(2) of Item
         3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a)      The registrant's principal executive officer and principal financial officer have concluded that the registrant's
                  disclosure controls and procedures (as defined in Rule 30a-
                  3(c) under the Investment Company Act of 1940, as amended (the
                  "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure
                  required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b)
                  under the 1940 Act and 15d-15(b) under the Securities Exchange
                  Act of 1934

         (b)      There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last
                  fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)(1)   Code of Ethics attached hereto.

         (a)(2)   Attached hereto.

                  Exhibit 99.CERT         Certifications pursuant to section 302
                                          of the Sarbanes-Oxley Act of 2002

         (b)      Furnished.

                  Exhibit 99.906CERT      Certifications pursuant to Section 906
                                          of the Sarbanes-Oxley Act of 2002

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

CITI CASH RESERVES

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      CITI CASH RESERVES

Date: OCTOBER 16, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      CITI CASH RESERVES

Date: OCTOBER 16, 2003

By:   /s/ LEWIS E. DAIDONE
      Chief Administrative Officer of
      CITI CASH RESERVES

Date: OCTOBER 16, 2003

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

CITI U.S. TREASURY RESERVES

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      CITI U.S. TREASURY RESERVES

Date: OCTOBER 14, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      CITI U.S. TREASURY RESERVES

Date: OCTOBER 14, 2003

By:   /s/ LEWIS E. DAIDONE
      Chief Administrative Officer of
      CITI U.S. TREASURY RESERVES

Date: OCTOBER 14, 2003

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

CITI TAX FREE RESERVES

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      CITI TAX FREE RESERVES

Date: OCTOBER 13, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      CITI TAX FREE RESERVES

Date: OCTOBER 13, 2003

By:   /s/ LEWIS E. DAIDONE
      Chief Administrative Officer of
      CITI TAX FREE RESERVES

Date: OCTOBER 13, 2003

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

CITI NEW YORK TAX FREE RESERVES

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      CITI NEW YORK TAX FREE RESERVES

Date: OCTOBER 13, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      CITI NEW YORK TAX FREE RESERVES

Date: OCTOBER 13, 2003

By:   /s/ LEWIS E. DAIDONE
      Chief Administrative Officer of
      CITI NEW YORK TAX FREE RESERVES

Date: OCTOBER 13, 2003

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

CITI CALIFORNIA TAX FREE RESERVES

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      CITI CALIFORNIA TAX FREE RESERVES

Date: OCTOBER 13, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      CITI CALIFORNIA TAX FREE RESERVES

Date: OCTOBER 13, 2003

By:   /s/ LEWIS E. DAIDONE
      Chief Administrative Officer of
      CITI CALIFORNIA TAX FREE RESERVES

Date: OCTOBER 13, 2003

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

CITI CONNECTICUT TAX FREE RESERVES

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      CITI CONNECTICUT TAX FREE RESERVES

Date: OCTOBER 13, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      CITI CONNECTICUT TAX FREE RESERVES

Date: OCTOBER 13, 2003

By:   /s/ LEWIS E. DAIDONE
      Chief Administrative Officer of
      CITI CONNECTICUT TAX FREE RESERVES

Date: OCTOBER 13, 2003